1933 Act Registration No. 333-
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                      [ ] Pre-Effective    [ ] Post-Effective
                           Amendment No.       Amendment No.

                              EVERGREEN MUNICIPAL TRUST
               (Evergreen Florida High Income Municipal Bond Fund) [Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116

                       -----------------------------------
                    (Address of Principal Executive Offices)

                             Michael H. Koonce, Esq.
                               200 Berkeley Street
                           Boston, Massachusetts 02116

                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                              David Mahaffey, Esq.
                            Sullivan & Worcester LLP
                               1666 K Street
                             Washington, D.C. 20006



       It is proposed that this filing will become effective on March 25, 2003, pursuant to Rule 488.

                           EVERGREEN MUNICIPAL TRUST

                                     PART A

                           PROSPECTUS/PROXY STATEMENT

                                                           DRAFT
                                      Logo

                      EVERGREEN FLORIDA MUNICIPAL BOND FUND

                               200 Berkeley Street

                                Boston, MA 02116

April 11, 2003

Dear Shareholder,

         As a shareholder of Evergreen Florida Municipal Bond Fund ("Florida Municipal Bond Fund"), you are invited to vote on a proposal to merge Florida Municipal Bond Fund into Evergreen Florida High Income Municipal Bond Fund ("Florida High Income Municipal Bond Fund"), another mutual fund within the Evergreen family of funds (the "Merger"). The Board of Trustees of Evergreen Municipal Trust has approved the Merger and recommends that you vote FOR this proposal.

     If approved by shareholders, this is how the Merger will work:

     o Your Fund will transfer its assets and identified liabilities to Florida High Income Municipal Bond Fund.

     o Florida High Income Municipal Bond Fund will issue new shares that will be distributed to you in an amount equal to the value of your Florida Municipal Bond Fund shares. You will receive Class A, Class B, Class C or Class I shares of Florida High Income Municipal Bond Fund, depending on the class of shares of Florida Municipal Bond Fund you currently hold. Although the number of shares you hold may change, the total value of your investment will not change as a result of the Merger.

     o You will not incur any sales loads or similar transaction charges as a result of the Merger.

     The Merger is intended to be a non-taxable event for shareholders for federal income tax purposes. Details about Florida High Income Municipal Bond Fund's investment objective, portfolio management team, performance, etc., along with additional information about the proposed Merger, are contained in the attached prospectus/proxy statement. Please take the time to familiarize yourself with this information.

     Votes on the proposal will be cast at a special meeting of Florida Municipal Bond Fund's shareholders to be held on May 30, 2003. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the postage paid envelope provided, or vote via one of the other methods mentioned below. Instructions on how to vote are included at the end of the prospectus/proxy statement.

     If you have any questions about the proposal or the proxy card, please call Georgeson Shareholder Communications, Inc., our proxy solicitor, at __________ (toll free). You may record your vote by telephone or Internet by following the voting instructions as outlined on your proxy card. If Florida Municipal Bond Fund does not receive your vote after several weeks, you may receive a telephone call from Georgeson Shareholder Communications, Inc. requesting your vote. The expenses of the Merger, including the costs of soliciting proxies, will be paid by Evergreen Investment Management Company, LLC.

     Thank you for taking this matter seriously and participating in this important process.

                                      Sincerely,



                                      [Signature]



                                      William M. Ennis

                                      President and Chief Executive Officer
                                      Evergreen Investment Company, Inc.

                      EVERGREEN FLORIDA MUNICIPAL BOND FUND

                               200 Berkeley Street

                           Boston, Massachusetts 02116

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                           TO BE HELD ON MAY 30, 2003

          A Special Meeting (the "Meeting") of Shareholders of Evergreen Florida Municipal Bond Fund ("Florida Municipal Bond Fund"), a series of Evergreen Municipal Trust, will be held at the offices of the Evergreen funds, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116 on May 30, 2003 at 10:00 a.m. Eastern time, and any adjournments thereof, for the following purposes:

1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of February 28, 2003, providing for the acquisition of all the assets of Florida Municipal Bond Fund by Evergreen Florida High Income Municipal Bond Fund ("Florida High Income Municipal Bond Fund"), also a series of Evergreen Municipal Trust, in exchange for shares of Florida High Income Municipal Bond Fund and the assumption by Florida High Income Municipal Bond Fund of the identified liabilities of Florida Municipal Bond Fund. The Plan also provides for distribution of those shares of Florida High Income Municipal Bond Fund to shareholders of Florida Municipal Bond Fund in liquidation and subsequent termination of Florida Municipal Bond Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Florida Municipal Bond Fund.

2. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

         On behalf of Florida Municipal Bond Fund, the Trustees of Evergreen Municipal Trust have fixed the close of business on February 28, 2003 as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.

         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO SIGN WITHOUT DELAY AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, OR VOTE USING ONE OF THE OTHER METHODS DESCRIBED AT THE END OF THE PROSPECTUS/PROXY STATEMENT SO THAT YOUR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                                       By order of the Board of Trustees

                                       [Signature]

                                       Michael H. Koonce

                                       Secretary

April 11, 2003

                   INFORMATION RELATING TO THE PROPOSED MERGER

                                       of

                     EVERGREEN FLORIDA MUNICIPAL BOND FUND,

                      a series of Evergreen Municipal Trust

                                      into

               EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND,

                      a series of Evergreen Municipal Trust

         This prospectus/proxy statement contains the information you should know before voting on the proposed merger ("Merger") of Evergreen Florida Municipal Bond Fund ("Florida Municipal Bond Fund") into Evergreen Florida High Income Municipal Bond Fund ("Florida High Income Municipal Bond Fund"). If approved, the Merger will result in your receiving shares of Florida High Income Municipal Bond Fund in exchange for your shares of Florida Municipal Bond Fund. The investment objectives of the Florida Municipal Bond Fund and Florida High Income Municipal Bond Fund (the "Funds") are similar. The investment objective of Florida Municipal Bond Fund is to seek current income exempt from federal regular income tax and state intangibles tax, consistent with preservation of capital. The investment objective of Florida High Income Municipal Bond Fund is to seek a high level of current income that is exempt from federal regular income tax and state intangibles tax.

         Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and the Merger is contained in the documents described in the box below, all of which have been filed with the Securities and Exchange Commission ("SEC").

                  MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE

----------------------------------------------------------------- ---------------------------------------------------------------
See:                                                              How to get these documents:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------

Prospectus  for both Funds,  dated January 1, 2003,  which        The Funds make all of these  documents  available  to  you  free
accompanies  this   prospectus/proxy  statement.                  of charge if you:
                                                                  o        Call __________, or

Statement of additional  information for both Funds,  dated       o Write the Funds at 200 Berkeley Street, Boston,
January 1, 2003.                                                  Massachusetts 02116.

Annual report for both Funds, dated August 31, 2002.              You can also obtain any of these documents for a fee from the
                                                                  SEC if you:
Statement of additional information, dated April 11, 2003,        o        Call the SEC at 202.942.8090.
which relates to this prospectus/proxy statement and the Merger.
                                                                  Or for free if you:
                                                                  o       Go  to    EDGAR Database on the SEC's  Website
                                                                          (http://www.sec.gov).

                                                                  To ask questions about this prospectus/proxy statement:
                                                                  o        Call _________, or
                                                                  o        Write to the Funds at 200 Berkeley Street, Boston,
                                                                           Massachusetts 02116.

----------------------------------------------------------------- ---------------------------------------------------------------

Information relating to each Fund contained in the Funds' annual report, prospectus and statement of additional information, as well as the statement of additional information relating to this prospectus/proxy statement, is incorporated by reference into this prospectus/proxy statement. This means that such information is legally considered to be part of this prospectus/proxy statement.

The Securities and Exchange Commission has not determined that the information in this prospectus/proxy statement is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment. The address of both Funds is 200 Berkeley Street, Boston, Massachusetts 02116 (Telephone: 800.343.2898).

                 PROSPECTUS/PROXY STATEMENT DATED APRIL 11, 2003

                                TABLE OF CONTENTS

SUMMARY......................................................................
     What are the key features of the Merger?
     After the Merger, what class of shares of Florida High Income Municipal
       Bond Fund will I own?
     How do the Funds' investment objectives, principal investment strategies and risks compare?
     How do the Funds' sales charges and expenses compare?  Will I be able to buy, sell and exchange shares the same way?
     How do the Funds' performance records compare?
     Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What will the advisory fee be after the Merger?
     What will be the primary federal income tax consequences of the Merger?

RISKS......................................................................
     What are the primary risks of investing in each Fund?
       Are there any other risks of investing in each Fund?

MERGER INFORMATION.........................................................
     Reasons for the Merger
     Agreement and Plan of Reorganization
     Federal Income Tax Consequences
     Pro-forma Capitalization
     Distribution of Shares
     Purchase and Redemption Procedures
     Exchange Privileges
     Dividend Policy
INFORMATION ON SHAREHOLDERS' RIGHTS........................................
     Form of Organization
     Capitalization
     Shareholder Liability
     Shareholder Meetings and Voting Rights
     Liquidation
     Liability and Indemnification of Trustees
VOTING INFORMATION CONCERNING THE MEETING..................................
     Shareholder Information

FINANCIAL STATEMENTS AND EXPERTS...........................................
LEGAL MATTERS..............................................................
ADDITIONAL INFORMATION.....................................................
OTHER BUSINESS.............................................................
INSTRUCTIONS FOR EXECUTING PROXY CARDS.....................................
OTHER WAYS TO VOTE YOUR PROXY..............................................
EXHIBIT A..................................................................A-1
EXHIBIT B..................................................................B-1

                                     SUMMARY

         This section summarizes the primary features and consequences of the Merger. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this prospectus/proxy statement, and its statement of additional information, in each Fund's prospectus, annual report and statement of additional information and in the Agreement and Plan of Reorganization (the "Plan").

[GRAPHIC OMITTED] What are the key features of the Merger?

     The Plan sets forth the key features of the Merger. For a complete description of the Merger, see the Plan, attached as Exhibit A to this prospectus/proxy statement. The Plan generally provides for the following:

o the transfer of all of the assets of Florida Municipal Bond Fund to Florida High Income Municipal Bond Fund in exchange for shares of Florida High Income Municipal Bond Fund.

o the assumption by Florida High Income Municipal Bond Fund of the identified liabilities of Florida Municipal Bond Fund. (The identified liabilities consist only of those liabilities reflected on Florida Municipal Bond Fund's statement of assets and liabilities determined immediately preceding the Merger.)

o the liquidation of Florida Municipal Bond Fund by distributing the shares of Florida High Income Municipal Bond Fund to Florida Municipal Bond Fund's shareholders.

o the structuring of the Merger as a tax-free reorganization for federal income tax purposes.

     The Merger is scheduled to take place on or about June 16, 2003.

[GRAPHIC OMITTED] After the Merger, what class of shares of Florida High Income Municipal Bond Fund will I own?

--------------------------------------------------------------- ---------------------------------------------------------------
If you own this class of shares of Florida Municipal Bond       You will get this class of shares of Florida High Income
Fund:                                                           Municipal Bond Fund:
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Class A                                                         Class A

--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Class B                                                         Class B

--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Class C                                                         Class C

--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Class I                                                         Class I

--------------------------------------------------------------- ---------------------------------------------------------------

         The new shares you receive will have the same total value as your Florida Municipal Bond Fund shares as of the close of business on the day immediately prior to the Merger.

         The Trustees of Evergreen Municipal Trust, including the Trustees who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), have concluded that the Merger would be in the best interest of Florida Municipal Bond Fund and its shareholders, and that existing shareholders' interests will not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan for the approval of Florida Municipal Bond Fund's shareholders. The Trustees of Evergreen Municipal Trust have also approved the Plan on behalf of Florida High Income Municipal Bond Fund.

[GRAPHIC OMITTED] How do the Funds' investment objectives, principal investment strategies and risks compare?

         The following table highlights the comparison between the Funds with respect to their investment objectives and principal investment strategies as set forth in each Fund's prospectus and statement of additional information:

----------------------------- ------------------------------------------------- ---------------------------------------------
                              Florida Municipal Bond Fund                       Florida High Income Municipal Bond Fund

----------------------------- ------------------------------------------------- ---------------------------------------------
----------------------------- ------------------------------------------------- ---------------------------------------------
INVESTMENT OBJECTIVES         To seek  current  income  exempt  from              To seek to provide a high level of current
                              federal regular  income  tax and  state             income  that  is  exempt  from   federal
                              intangibles  tax, consistent with  preservation     regular income tax and state intangibles tax.
                              of capital.

----------------------------- ------------------------------------------------- ---------------------------------------------
----------------------------- ------------------------------------------------- ---------------------------------------------
                              o        Is a non-diversified Fund that           o        Is a diversified Fund that
PRINCIPAL INVESTMENT                    normally invests at least 80% of its              normally invests at least 80% of
STRATEGIES                              assets in municipal securities that               its assets in municipal
                                        are exempt from federal income tax,               securities that are exempt from
                                        other than the alternative minimum                federal income tax, other than
                                        tax, and from intangibles taxes in                the alternative minimum tax, and
                                        the State of Florida.                             from intangibles taxes in the
                              o        May also invest up to 20% of its                   State of Florida.
                                        assets in high-quality short-term       o        May also invest up to 20% of its
                                        obligations, which may include                    assets in high-quality short-term
                                        taxable securities.                               obligations, which may include
                              o        Normally invests at least 80% of its               taxable securities.
                                        assets in bonds deemed investment       o        May invest without limit in
                                        grade at the time of purchase by a                securities with the potential of
                                        nationally recognized statistical                 earning high income which have
                                        ratings organization ("NRSRO"), or if             been given at the time of
                                        not rated, determined to be of                    purchase medium and lower ratings
                                        comparable quality by the Fund's                  by an NRSRO (for example, Baa
                                        portfolio manager.                                through C by Moody's Investors
                              o        May invest up to 20% of its assets in              Service, Inc. and BBB through C
                                        bonds rated below investment grade by             by by Standard & Poor's Rating
                                        an NRSRO, or if not rated, are                    Services (S&P)) and unrated
                                        determined to be of comparable                    securities which are determined
                                        quality by the Fund's portfolio                   to be of comparable quality by
                                        manager, but the Fund will not invest             the Fund's portfolio manager.
                                        in bonds that are deemed to be rated    o        Will not invest in securities that
                                        below B.                                          are in default (i.e., rated D by
                              o        In purchasing municipal securities,                S&P).
                                        the portfolio manager includes an       o        In purchasing municipal
                                        analysis of how well securities fit               securities, the portfolio manager
                                        into the Fund's overall portfolio                 includes an analysis of how well
                                        strategy, credit criteria, and                    securities fit into the Fund's
                                        established price levels.                         overall portfolio strategy,
                                                                                          credit criteria, and established
                                                                                          price levels.
----------------------------- ------------------------------------------------- ---------------------------------------------

         Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals, and if employed could result in lower returns and loss of market opportunity.

         A portion of the securities held by Florida Municipal Bond Fund may be disposed of in connection with the Merger and this could result in additional portfolio transaction costs to the Funds and capital gains to shareholders.

         A principal risk of investing in each of the Funds is interest rate risk (interest rate risk is triggered by the tendency for the value of debt securities and certain dividend paying stocks to fall when interest rates go
up). Both Funds are also subject to credit risk (the value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time). Both Funds are subject to below investment grade bond risk (markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and which may result in a decreased liquidity of such bonds). Both Funds are subject to concentration risk (an investment in a Fund that concentrates its investments in a single state entails greater risk than an investment in a fund that invests its assets in numerous states). In addition, Florida Municipal Bond Fund is subject to non-diversification risk (a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio than in the portfolio of a fund which invests in numerous issuers). For a detailed comparison of the Funds' risks, see the section entitled "Risks" below.

         The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in each Fund's prospectus and statement of additional information.

[GRAPHIC OMITTED] How do the Funds' sales charges and expenses compare? Will I be able to buy, sell and exchange shares the same way?

         The sales charges for the comparable classes of both Funds are the same. Both Funds offer four classes of shares: Class A, Class B, Class C and Class I. You will not pay any front-end or deferred sales charge in connection with the Merger. The procedures for buying, selling and exchanging shares of the Funds are identical. For more information, see "Purchase and Redemption Procedures" and "Exchange Privileges" below.

         The following tables allow you to compare the sales charges and expenses of the two Funds. The table entitled "Florida High Income Municipal Bond Fund Pro Forma" also shows you what the sales charges will be and what the expenses are estimated to be assuming the Merger takes place.

Shareholder Fees (fees paid directly from your investment)

--------------------------------------------------------------- ---- --------------------------------------------------------------
Florida Municipal Bond Fund                                          Florida High Income Municipal Bond Fund

--------------------------------------------------------------- ---- --------------------------------------------------------------
---------------------- --------- ---------- --------- --------- ---- -------------------- --------- ---------- --------- ----------
Shareholder            Class A   Class B    Class C   Class I        Shareholder          Class A   Class B    Class C   Class I
Transaction Expenses                                                 Transaction
                                                                     Expenses
---------------------- --------- ---------- --------- --------- ---- -------------------- --------- ---------- --------- ----------
---------------------- --------- ---------- --------- --------- ---- -------------------- --------- ---------- --------- ----------
Maximum sales charge   4.75%*    None       1.00%     None           Maximum sales        4.75%*    None       1.00%     None
imposed on purchases                                                 imposed on purchases
(as a % of offering                                                  (as a % of offering
price)                                                                price)

---------------------- --------- ---------- --------- --------- ---- -------------------- --------- ---------- --------- ----------
---------------------- --------- ---------- --------- --------- ---- -------------------- --------- ---------- --------- ----------
Maximum deferred       None*     5.00%      1.00%     None           Maximum deferred     None*     5.00%      1.00%     None
sales charge (as a %                                                 sales charge (as a
of either the                                                        % of either the
redemption amount or                                                 redemption amount
initial investment                                                   or initial
whichever is lower)                                                  investment
                                                                     whichever is lower)
---------------------- --------- ---------- --------- --------- ---- -------------------- --------- ---------- --------- ----------

----------------------------------------------------------------
Florida High Income Municipal Bond Fund Pro Forma

----------------------------------------------------------------
------------------------ --------- --------- --------- ---------
Shareholder              Class A   Class B   Class C   Class I
Transaction Expenses

------------------------ --------- --------- --------- ---------
------------------------ --------- --------- --------- ---------
Maximum sales charge     4.75%*    None      1.00%     None
(as a % of offering
price)
------------------------ --------- --------- --------- ---------
------------------------ --------- --------- --------- ---------
Maximum deferred sales   None*     5.00%     1.00%     None
charge (as a % of
either the redemption
amount or initial
investment whichever
is lower)
------------------------ --------- --------- --------- ---------

* Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

--------------------------------------------------------- -- -------------------------------------------------------
Florida  Municipal  Bond Fund  (based on expenses for the    Florida  High Income Municipal  Bond Fund (based on
fiscal year ended August 31,  2002)                          expenses for the fiscal year ended August 31, 2002)
--------------------------------------------------------- -- -------------------------------------------------------
---------- -------------- ------ ---------- ------------- -- --------- ------------- ------- ---------- ------------
                                             Total Fund                                                 Total Fund
            Management    12b-1  Other       Operating                  Management   12b-1   Other       Operating
               Fees       Fees   Expenses   Expenses (1)                   Fees       Fees   Expenses   Expenses(2)
---------- -------------- ------ ---------- ------------- -- --------- ------------- ------- ---------- ------------
---------- -------------- ------ ---------- ------------- -- --------- ------------- ------- ---------- ------------
Class A        0.42%      0.25%    0.19%       0.86%         Class A      0.52%      0.25%     0.20%       0.97%
---------- -------------- ------ ---------- ------------- -- --------- ------------- ------- ---------- ------------
---------- -------------- ------ ---------- ------------- -- --------- ------------- ------- ---------- ------------
Class B        0.42%      1.00%    0.19%       1.61%         Class B      0.52%      1.00%     0.20%       1.72%
---------- -------------- ------ ---------- ------------- -- --------- ------------- ------- ---------- ------------
---------- -------------- ------ ---------- ------------- -- --------- ------------- ------- ---------- ------------
Class C        0.42%      1.00%    0.19%       1.61%         Class C      0.52%      1.00%     0.20%       1.72%
---------- -------------- ------ ---------- ------------- -- --------- ------------- ------- ---------- ------------
---------- -------------- ------ ---------- ------------- -- --------- ------------- ------- ---------- ------------
Class I        0.42%      0.00%    0.19%       0.61%         Class I      0.52%      0.00%     0.20%       0.72%
---------- -------------- ------ ---------- ------------- -- --------- ------------- ------- ---------- ------------

(1) From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. Also, from time to time, the Class A shares' 12b-1 fees may be voluntarily reduced or waived. The 12b-1 fees do not reflect the 12b-1 fee reduction. Including fee reductions, the 12b-1 fees for Class A were 0.13%. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and reductions, Total Fund Operating Expenses were 0.58% for Class A, 1.45% for Class B, 1.45% for Class C and 0.45% for Class I.

(2) From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers. Including current fee waivers, Total Fund Operating Expenses were 0.88% for Class A, 1.63% for Class B, 1.63% for Class C and 0.63% for Class I.

--------------------------------------------------------------------
              Florida High Income Municipal Bond Fund
                             Pro Forma
(based on what the estimated combined expenses of Florida High Income Municipal Bond Fund would have been for the 12 months ended August 31, 2002)
--------------------------------------------------------------------
----------- ------------- --------- -------------- -----------------
                                                      Total Fund
             Management   12b-1         Other         Operating
                Fees        Fees      Expenses       Expenses (3)

----------- ------------- --------- -------------- -----------------
----------- ------------- --------- -------------- -----------------
Class A        0.52%       0.25%        0.18%           0.95%
----------- ------------- --------- -------------- -----------------
----------- ------------- --------- -------------- -----------------
Class B        0.52%       1.00%        0.18%           1.70%
----------- ------------- --------- -------------- -----------------
----------- ------------- --------- -------------- -----------------
Class C        0.52%       1.00%        0.18%           1.70%
----------- ------------- --------- -------------- -----------------
----------- ------------- --------- -------------- -----------------
Class I        0.52%       0.00%        0.18%           0.70%
----------- ------------- --------- -------------- -----------------
(3)      Restated to reflect current fees.

         The table below shows examples of the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Florida Municipal Bond Fund versus Florida High Income Municipal Bond Fund, both before and after the Merger, and are for illustration only. The examples assume a 5% average annual return, the imposition of the maximum sales charge (if any) currently applicable to each class of each Fund, any fee waivers or expense reimbursements in effect for the periods described above, that you reinvest all of your dividends and distributions and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

--------------------------------------------------------------- -- -----------------------------------------------------------------
Florida Municipal Bond Fund                                        Florida High Income Municipal Bond Fund

--------------------------------------------------------------- -- -----------------------------------------------------------------
--------------------------------------------- ----------------- -- ---------------------------------------------- ------------------
Assuming Redemption at End of Period          Assuming No          Assuming Redemption at End of Period           Assuming No
                                              Redemption                                                          Redemption
--------------------------------------------- ----------------- -- ---------------------------------------------- ------------------
---------- -------- -------- -------- ------- -------- -------- -- -------- --------- -------- --------- -------- --------- --------
           Class A  Class B  Class C  Class   Class B  Class C              Class A   Class B  Class C   Class I  Class B   Class C
                                        I
---------- -------- -------- -------- ------- -------- -------- -- -------- --------- -------- --------- -------- --------- --------
---------- -------- -------- -------- ------- -------- -------- -- -------- --------- -------- --------- -------- --------- --------
After 1     $559     $664     $362     $62     $164     $262       After      $569     $675      $373      $74      $175     $273
year                                                               1 year
---------- -------- -------- -------- ------- -------- -------- -- -------- --------- -------- --------- -------- --------- --------
---------- -------- -------- -------- ------- -------- -------- -- -------- --------- -------- --------- -------- --------- --------
After 3     $736     $808     $603     $195    $508     $603       After      $769     $842      $636     $230      $542     $636
---------- -------- -------- -------- ------- -------- -------- -- -------- --------- -------- --------- -------- --------- --------
---------- -------- -------- -------- ------- -------- -------- -- -------- --------- -------- --------- -------- --------- --------
After 5     $929    $1,076    $967     $340    $876     $967       After      $986    $1,133    $1,024    $401      $933    $1,024
---------- -------- -------- -------- ------- -------- -------- -- -------- --------- -------- --------- -------- --------- --------
---------- -------- -------- -------- ------- -------- -------- -- -------- --------- -------- --------- -------- --------- --------
After 10                                                           After
years                                                              10
           $1,485   $1,710   $1,992    $762   $1,710   $1,992      years     $1,608   $1,831    $2,110    $894     $1,831   $2,110
---------- -------- -------- -------- ------- -------- -------- -- -------- --------- -------- --------- -------- --------- --------

-------------------------------------------------------------------------------------
                      Florida High Income Municipal Bond Fund
                                     Pro Forma

-------------------------------------------------------------------------------------
--------------------------------------------------------------- ---------------------
Assuming Redemption at End of Period                            Assuming No
                                                                Redemption

--------------------------------------------------------------- ---------------------
------------------- ----------- ---------- ---------- --------- ---------- ----------
                    Class A     Class B    Class C    Class I   Class B    Class C
------------------- ----------- ---------- ---------- --------- ---------- ----------
------------------- ----------- ---------- ---------- --------- ---------- ----------
After 1 year        $567        $673       $371       $72       $173       $271
------------------- ----------- ---------- ---------- --------- ---------- ----------
------------------- ----------- ---------- ---------- --------- ---------- ----------
After 3 years       $763        $836       $630       $224      $536       $630
------------------- ----------- ---------- ---------- --------- ---------- ----------
------------------- ----------- ---------- ---------- --------- ---------- ----------
After 5 years       $976        $1,123     $1,014     $390      $923       $1,014
------------------- ----------- ---------- ---------- --------- ---------- ----------
------------------- ----------- ---------- ---------- --------- ---------- ----------
After 10 years      $1,586      $1,810     $2,089     $871      $1,810     $2,089
------------------- ----------- ---------- ---------- --------- ---------- ----------

[GRAPHIC OMITTED] How do the Funds' performance records compare?

         The following tables show how each Fund has performed in the past. Past performance (before and after taxes) is not an indication of future results.

Year-by-Year Total Return (%)

         The table below shows the percentage gain or loss for Florida Municipal Bond Fund's Class A shares and Florida High Income Municipal Bond Fund's Class A shares in each of the past ten calendar years . For both Funds the class shown is the oldest class. The table should give you a general idea of the risks of investing in each Fund by showing how each Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

--------------------------------------------------------------- ------ -----------------------------------------------------
            Florida Municipal Bond Fund (Class A)                       Florida High Income Municipal Bond Fund (Class A)
--------------------------------------------------------------- ------ -----------------------------------------------------
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
        `93   `94  `95   `96  `97   `98   `99  `00   `01  `02          `93  `94   `95  `96  `97   `98  `99   `00  `01   `02
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
20%                                                             20%
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
15%                17.44                                        15%               18.47
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
10%     12.30                                                   10%    13.97                10.71
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
5%                            9.76  6.16       8.27       7.08  5%                     5.57       6.23       7.00 5.07  5.08
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
0             -4.63      3.14             -3.62      4.65       0           -4.41                      -4.08
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
-5%                                                             -5%
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
-10%                                                            -10%
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----


Best Quarter:  1st Quarter 1995   7.06%   Best Quarter:  1st Quarter 1995 7.54%
Worst Quarter: 1st Quarter 1994  -5.07%  Worst Quarter: 1st Quarter 1994 -4.53%

         The next table lists each Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class A, each Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an index. At the bottom of the table you can compare each Fund's performance with the Lehman Brothers Municipal Bond Index (LBMBI), an unmanaged, broad market performance benchmark for the investment grade tax-exempt bond market. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2002)

-------------------------------------------------------------- -- ---------------------------------------------------------------
Florida Municipal Bond Fund*                                      Florida High Income Municipal Bond Fund*
-------------------------------------------------------------- -- ---------------------------------------------------------------
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
           Inception    1 year  5 year   10 year  Performance               Inception   1 year   5 year   10 year   Performance
           Date of                                Since                     Date of                                 Since
           Class                                  5/11/1988                 Class                                   6/17/1992
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
Class A    5/11/1988    2.04%   3.41%    5.34%    6.56%           Class A   6/17/1992   0.09%    2.76%     5.63%    5.80%
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
Class A    5/11/1988    2.02%   3.29%    5.17%    N/A             Class A   6/17/1992   0.07%    2.76%     5.61%    N/A
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
-------------------------------------------------------------- -- ---------------------------------------------------------------
(after taxes on distributions)**                                  (after taxes on distributions)**
-------------------------------------------------------------- -- ---------------------------------------------------------------
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
Class A    5/11/1988    3.03%   3.63%    5.26%    N/A             Class A   6/17/1992   2.12%    3.25%     5.69%    N/A
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
-------------------------------------------------------------- -- ---------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)**          (after taxes on distributions and sale of Fund shares)**
-------------------------------------------------------------- -- ---------------------------------------------------------------
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
Class B    6/30/1995    1.13%   3.15%    5.14%    6.42%           Class B   7/10/1995   -0.67%   2.67%     5.55%    5.72%
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
Class C    1/26/1998    4.13%   3.29%    5.28%    6.52%           Class C   3/6/1998    2.30%    2.82%     5.66%    5.82%
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
Class I    6/30/1995    7.20%   4.52%    5.93%    6.96%           Class I   9/20/1995   5.34%    4.04%     6.34%    6.47%
---------- ------------ ------- -------- -------- ------------ -- --------- ----------- -------- -------- --------- -------------
----------------------- ------- -------- -------- ------------ -- --------------------- -------- -------- --------- -------------
LBMBI                   9.60%   6.06%    6.71%    7.62%           LBMBI                 9.60%    6.06%     6.71%    6.83%
----------------------- ------- -------- -------- ------------ -- --------------------- -------- -------- --------- -------------

* Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fees. The 12b-1 fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

** The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or a tax benefit from any resulting capital losses. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

         For a detailed discussion of the manner of calculating total return, please see each Fund's statement of additional information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

         Important information about Florida High Income Municipal Bond Fund is also contained in management's discussion of Florida High Income Municipal Bond Fund's performance, attached as Exhibit B to this prospectus/proxy statement. This information also appears in Florida High Income Municipal Bond Fund's most recent Annual Report.

[GRAPHIC OMITTED] Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What will the advisory fee be after the Merger?

Management of the Funds

         The overall management of each of Florida High Income Municipal Bond Fund and Florida Municipal Bond Fund is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Municipal Trust.

Investment Advisor

         Evergreen Investment Management Company, LLC ("EIMC") is the investment advisor to Florida High Income Municipal Bond Fund and to Florida Municipal Bond Fund. Following are some key facts about EIMC:

     ---------------------------------------------------------------------------
     o Is a subsidiary of Wachovia Corporation, the 4th largest bank holding company in the United States based on total assets as of December 31, 2002.

     o Has been managing mutual funds and private accounts since 1932.

     o Manages over $113 billion in assets of the Evergreen funds as of December 31, 2002.

     o Is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.
     ---------------------------------------------------------------------------

Portfolio Management

         The day-to-day management of each of Florida High Income Municipal Bond Fund and Florida Municipal Bond Fund is handled by Richard K. Marrone.

     -------------------------------------------------------------------------
     o Richard K. Marrone has managed Florida High Income Municipal Bond Fund since January 1995 and Florida Municipal Bond Fund since January 1998.Mr. Marrone has been a Vice President and Senior Fixed Income portfolio manager since 1993 when he became affiliated with EIMC or one of its predecessors.
     -------------------------------------------------------------------------

Advisory Fees

         For its management and supervision of the daily business affairs of Florida High Income Municipal Bond Fund, EIMC is entitled to receive an annual fee equal to:
     ---------------------------------------------------------------------------
     o   0.52%   of   the    average    daily   net    assets   of   the   Fund.
     ---------------------------------------------------------------------------

[GRAPHIC OMITTED] What will be the primary federal income tax consequences of the Merger?

         Prior to or at the time of the Merger, Florida Municipal Bond Fund and Florida High Income Municipal Bond Fund will have received an opinion from Sullivan & Worcester LLP that the Merger has been structured so that no gain or loss will be recognized by Florida Municipal Bond Fund or its shareholders for federal income tax purposes as a result of receiving Florida High Income Municipal Bond Fund shares in connection with the Merger. The holding period and aggregate tax basis of shares of Florida High Income Municipal Bond Fund that are received by a Florida Municipal Bond Fund shareholder will be the same as the holding period and aggregate tax basis of shares of Florida Municipal Bond Fund previously held by such shareholder, provided that shares of Florida Municipal Bond Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Florida Municipal Bond Fund in the hands of Florida High Income Municipal Bond Fund as a result of the Merger will be the same as they were in the hands of Florida Municipal Bond Fund immediately prior to the Merger. No gain or loss will be recognized by Florida High Income Municipal Bond Fund upon the receipt of the assets of Florida Municipal Bond Fund in exchange for shares of Florida High Income Municipal Bond Fund and the assumption by Florida High Income Municipal Bond Fund of Florida Municipal Bond Fund's identified liabilities.

                                      RISKS

[GRAPHIC OMITTED] What are the primary risks of investing in each Fund?

         An investment in each Fund is subject to certain risks. The risk factors for the Funds are very similar due to the similarity of the Funds' investment objectives and policies. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with an investment in each of the Funds.

----------------------------------------------------------------- ---------------------------------------------------------------
Florida Municipal Bond Fund                                       Florida High Income Municipal Bond Fund

----------------------------------------------------------------- ---------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                     Both Funds are subject to Interest Rate
             Risk. Both Funds invest a significant portion of their
                           assets in debt securities.

---------------------------------------------------------------------------------------------------------------------------------

         When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

----------------------------------------------------------------- ---------------------------------------------------------------
Florida Municipal Bond Fund                                       Florida High Income Municipal Bond Fund

----------------------------------------------------------------- ---------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                        Both Funds are subject to Credit
             Risk. Both Funds invest a significant portion of their
                           assets in debt securities.

---------------------------------------------------------------------------------------------------------------------------------

         The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since each Fund invests in debt securities, the value of your investment in the Fund may decline if an issuer fails to pay an obligation on a timely basis. The Funds may also be subject to credit risk to the extent they engage in transactions, such as dollar rolls, which involve a promise by a third party to honor an obligation to the Funds. Such third party may be unwilling or unable to honor its financial obligations.

----------------------------------------------------------------- ---------------------------------------------------------------
Florida Municipal Bond Fund                                       Florida High Income Municipal Bond Fund

----------------------------------------------------------------- ---------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

           Both Funds are subject to Below-Investment Grade Bond Risk.
                    Both Funds may invest in below-investment
                                  grade bonds.

---------------------------------------------------------------------------------------------------------------------------------

         Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and which may result in a decreased liquidity of such bonds. Florida Municipal Bond Fund may invest up to 20% of its assets in below investment grade bonds but will not invest in bonds rated below B, and Florida High Income Municipal Bond Fund may invest without limit in below investment grade bonds but will not invest in securities that are in default (i.e., rated D by S&P); as a result, Florida High Income Municipal Bond Fund is subject to below investment grade bond risk to a greater degree than is Florida Municipal Bond Fund.

----------------------------------------------------------------- ---------------------------------------------------------------
Florida Municipal Bond Fund                                       Florida High Income Municipal Bond Fund

----------------------------------------------------------------- ---------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                  Both Funds are subject to Concentration Risk.
        Both Funds concentrate their investments in the State of Florida.
---------------------------------------------------------------------------------------------------------------------------------

         An investment in a Fund that concentrates its investments in a single state entails greater risk than an investment in a Fund that invests its assets in numerous states. A Fund may be vulnerable to any development in its named state's economy that may weaken or jeopardize the ability of the state's municipal bond issuers to pay interest and principal on their debt obligations.

----------------------------------------------------------------- ---------------------------------------------------------------
Florida Municipal Bond Fund                                       Florida High Income Municipal Bond Fund

----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
o                Is subject to Non-Diversification Risk.
                  The Fund is non-diversified.                    o        Is NOT subject to Non-Diversification Risk.
                                                                             The Fund is diversified.
----------------------------------------------------------------- ---------------------------------------------------------------

         An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified fund. When a Fund is non-diversified, it may invest up to 25% of its assets in a single issuer and up to 50% of its assets may consist of securities of only two issuers. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio than in the portfolio of a Fund which invests in numerous issuers.

Are there any other risks of investing in each Fund?

         Both Funds may invest in futures and options, which are forms of derivatives. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

         Although not a principal strategy, each Fund may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors and collars, in an attempt to protect the value of such Fund's portfolio from interest rate fluctuations and to adjust the interest rate sensitivity of such Fund's portfolio. The Funds intend to use the interest rate transactions as a hedge and not as a speculative investment. The Funds' ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps and other interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

                               MERGER INFORMATION

Reasons for the Merger

         At a special meeting held on February 11, 2003, all of the Trustees of Evergreen Municipal Trust, including the Independent Trustees, considered and approved the Merger; they determined that the Merger was in the best interests of shareholders of Florida Municipal Bond Fund and that the interests of existing shareholders of Florida Municipal Bond Fund would not be diluted as a result of the transactions contemplated by the Merger.

         Before approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Merger. The Trustees considered the relative size of the Funds, the similarity of the Funds' investment objectives and strategies, and specific portfolio characteristics of each Fund, including credit quality, average maturity and effective duration. The Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining Florida Municipal Bond Fund with Florida High Income Municipal Bond Fund. As of December 31, 2002, Florida High Income Municipal Bond Fund's total assets were approximately $437 million and Florida Municipal Bond Fund's total assets were approximately $473 million. By merging into Florida High Income Municipal Bond Fund, shareholders of Florida Municipal Bond Fund would have the benefit of a larger fund with a similar investment objective and strategy, and greater investment flexibility.

         The Trustees considered the performance of each Fund over the one-, three-, five-, and ten-year periods ended December 31, 2002. The Trustees noted that although the total return over the most recent periods has been higher for Florida Municipal Bond Fund, the long-term performance has been higher for Florida High Income Municipal Bond Fund. During the ten-year period ended December 31, 2002, the total return for the Class A shares of Florida Municipal Bond Fund was 5.86% while the total return for Class A shares of Florida High Income Municipal Bond Fund was 6.15%.

         Additionally, the Trustees considered the yield of each Fund noting that Florida High Income Municipal Bond Fund has had higher overall yields. For the period ended December 31, 2002, the 30-day annualized distribution yield and 30-day SEC yield for Florida High Income Municipal Bond Fund were 5.39% and 5.06%, respectively, while the 30-day annualized distribution yield and 30-day SEC yield for Florida Municipal Bond Fund were 4.37% and 4.12%, respectively.

         The Trustees considered the relative expenses of each Fund recognizing that the expenses of Florida High Income Municipal Bond Fund are higher. However, the Trustees noted the potential benefits associated with larger funds.

         In addition, assuming that an alternative to the Merger would be for Florida Municipal Bond Fund to maintain its separate existence, EIMC believes that the prospect of dividing the resources of the Evergreen fund family between two similar Funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and greater economies of scale.

         In addition, the Trustees considered among other things:

o   the terms and conditions of the Merger;

o the fact that the Merger provides continuity of money management for shareholders due to the fact that Richard K. Marrone, the existing portfolio manager of Florida Municipal Bond Fund, will continue to manage Florida High Income Municipal Bond Fund;

o the fact that the Merger would not result in the dilution of shareholders' interests;

o the fact that EIMC will bear the expenses incurred by Florida Municipal Bond Fund and Florida High Income Municipal Bond Fund in connection with the Merger;

o the fact that Florida High Income Municipal Bond Fund will assume the identified liabilities of Florida Municipal Bond Fund;

o the fact that the Merger is expected to be tax-free for federal income tax purposes;

o the relative tax situations of Florida Municipal Bond Fund and Florida High Income Municipal Bond Fund including realized and unrealized gains and losses; and

o alternatives available to shareholders of Florida Municipal Bond Fund, including the ability to redeem their shares.

         During their consideration of the Merger, the Trustees met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved.

         Accordingly, for the reasons noted above, together with other factors and information considered relevant, and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees concluded that the proposed Merger would be in the best interests of Florida Municipal Bond Fund and its shareholders.

         The Trustees of Evergreen Municipal Trust also approved the Merger on behalf of Florida High Income Municipal Bond Fund.

Agreement and Plan of Reorganization

         The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

         The Plan provides that Florida High Income Municipal Bond Fund will acquire all of the assets of Florida Municipal Bond Fund in exchange for shares of Florida High Income Municipal Bond Fund and the assumption by Florida High Income Municipal Bond Fund of the identified liabilities of Florida Municipal Bond Fund on or about June 16, 2003 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Florida Municipal Bond Fund will endeavor to discharge all of its known liabilities and obligations that are due and payable on the Closing Date. Florida High Income Municipal Bond Fund will not assume any liabilities or obligations of Florida Municipal Bond Fund other than those reflected in an unaudited statement of assets and liabilities of Florida Municipal Bond Fund prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time").

         The number of full and fractional shares of each class of Florida High Income Municipal Bond Fund to be received by the shareholders of Florida Municipal Bond Fund will be determined by multiplying the number of full and fractional shares of the corresponding class of Florida Municipal Bond Fund by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Florida Municipal Bond Fund by the net asset value per share of the respective class of shares of Florida High Income Municipal Bond Fund. Such computations will take place as of the Valuation Time. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and statement of additional information of Florida High Income Municipal Bond Fund, Rule 22c-1 under the 1940 Act, and the interpretations of such Rule by the SEC's Division of Investment Management.

         At or prior to the Closing Date, Florida Municipal Bond Fund will have declared a dividend and distribution which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) substantially all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after the reductions for any capital loss carryforward).

         As soon after the Closing Date as conveniently practicable, Florida Municipal Bond Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Florida High Income Municipal Bond Fund received by Florida Municipal Bond Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of Florida Municipal Bond Fund's shareholders on Florida High Income Municipal Bond Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Florida High Income Municipal Bond Fund due to the Fund's shareholders. All issued and outstanding shares of Florida Municipal Bond Fund, including those represented by certificates, will be canceled. The shares of Florida High Income Municipal Bond Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, Florida Municipal Bond Fund will be terminated.

         The consummation of the Merger is subject to the conditions set forth in the Plan, including approval by Florida Municipal Bond Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Florida Municipal Bond Fund's shareholders, the Plan may be terminated (a) by the mutual agreement of Florida Municipal Bond Fund and Florida High Income Municipal Bond Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         Whether or not the Merger is consummated, EIMC will pay the expenses incurred by Florida Municipal Bond Fund and Florida High Income Municipal Bond Fund in connection with the Merger (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by Florida Municipal Bond Fund, Florida High Income Municipal Bond Fund or their respective shareholders.

         If Florida Municipal Bond Fund's shareholders do not approve the Merger, the Trustees will consider other possible courses of action which may be in the best interests of shareholders.

Federal Income Tax Consequences

         The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Merger, Florida Municipal Bond Fund and Florida High Income Municipal Bond Fund will each receive an opinion from Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Merger:

          (1) The transfer of all of the assets of Florida Municipal Bond Fund solely in exchange for shares of Florida High Income Municipal Bond Fund and the assumption by Florida High Income Municipal Bond Fund of the identified liabilities of Florida Municipal Bond Fund followed by the distribution of Florida High Income Municipal Bond Fund's shares to the shareholders of Florida Municipal Bond Fund in liquidation of Florida Municipal Bond Fund will constitute a "reorganization" within the meaning of section 368(a)(1)(D) of the Code, and Florida High Income Municipal Bond Fund and Florida Municipal Bond Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by Florida High Income Municipal Bond Fund upon the receipt of the assets of Florida Municipal Bond Fund solely in exchange for the shares of Florida High Income Municipal Bond Fund and the assumption by Florida High Income Municipal Bond Fund of the identified liabilities of Florida Municipal Bond Fund;

         (3) No gain or loss will be recognized by Florida Municipal Bond Fund on the transfer of its assets to Florida High Income
                  Municipal Bond Fund in exchange for Florida High Income Municipal Bond Fund's shares and the assumption by Florida High Income Municipal Bond Fund of the identified liabilities of Florida Municipal Bond Fund or upon the distribution (whether actual or constructive) of Florida High Income Municipal Bond Fund's shares to Florida Municipal Bond Fund's shareholders in exchange for their shares of Florida Municipal Bond Fund;

         (4) No gain or loss will be recognized by Florida Municipal Bond Fund's shareholders upon the exchange of their shares of Florida Municipal Bond Fund for shares of Florida High Income Municipal Bond Fund in liquidation of Florida Municipal Bond Fund;

         (5) The aggregate tax basis of the shares of Florida High Income Municipal Bond Fund received by each shareholder of Florida Municipal Bond Fund pursuant to the Merger will be the same as the aggregate tax basis of the shares of Florida Municipal Bond Fund held by such shareholder immediately prior to the Merger, and the holding period of the shares of Florida High Income Municipal Bond Fund received by each shareholder of Florida Municipal Bond Fund will include the period during which the shares of Florida Municipal Bond Fund exchanged therefor were held by such shareholder (provided that the shares of Florida Municipal Bond Fund were held as a capital asset on the date of the Merger); and

         (6) The tax basis of the assets of Florida Municipal Bond Fund acquired by Florida High Income Municipal Bond Fund will be the same as the tax basis of such assets to Florida Municipal Bond Fund immediately prior to the Merger, and the holding period of such assets in the hands of Florida High Income Municipal Bond Fund will include the period during which the assets were held by Florida Municipal Bond Fund.

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Merger is consummated but does not qualify as a tax free reorganization under the Code, a shareholder of Florida Municipal Bond Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Florida High Income Municipal Bond Fund shares he or she received. Shareholders of Florida Municipal Bond Fund should consult their tax advisors regarding the effect, if any, of the proposed Merger in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Merger, shareholders of Florida Municipal Bond Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the Merger.

         As of January 31, 2003, Florida Municipal Bond Fund and Florida High Income Municipal Bond Fund had capital loss carryforwards of approximately $31 and $38 million, respectively. The utilization of these capital loss carryforward by Florida High Income Municipal Bond Fund following the Merger will be subject to various limitations prescribed by the Code, which cannot be calculated precisely at this time. On a pro forma basis, the limitations would be approximately as follows:

         (1) For Florida High Income Municipal Bond Fund's taxable year that includes the date of the Merger, utilization of Florida High Income Municipal Bond Fund's capital loss carryforward would be limited to approximately $2.8 million. For subsequent years, the limitation would be $20 million per year. Unused portions of this limitation can be used in subsequent years.

         (2) For Florida High Income Municipal Bond Fund's taxable year that includes the date of the Merger, utilization of Florida Municipal Bond Fund's capital loss carryforward would be limited to Florida High Income Municipal Bond Fund's net capital gain for the year multiplied by a fraction, the numerator of which is the days in the taxable year following the Merger and the denominator which is 365.

       (3) For Florida High Income Municipal Bond Fund's taxable years ending after the date of the Merger, Florida High Income Municipal Bond Fund's losses may be used only to offset gains attributable to post-merger appreciation of the combined assets and the pre-merger appreciation attributable to Florida High Income Municipal Bond Fund. This limitation expires five years after the date of the Merger.

         The foregoing limitations must be applied independently, and the lowest of the calculated limitations will apply in any year.

Pro-forma Capitalization

         The following table sets forth the capitalizations of Florida Municipal Bond Fund and Florida High Income Municipal Bond Fund as of August 31, 2002 and the capitalization of Florida High Income Municipal Bond Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.92, 0.92, 0.92 and 0.92 for Class A, Class B, Class C and Class I shares, respectively, of Florida High Income Municipal Bond Fund issued for each Class A, Class B, Class C and Class I share, respectively, of Florida Municipal Bond Fund.

  Capitalization of Florida Municipal Bond Fund, Florida High Income Municipal Bond Fund and
                           Florida High Income Municipal Bond Fund
                                   (Pro Forma)

--------------------------------- ------------------------------ --------------------------------- ------------------------------
                                   Florida Municipal Bond Fund    Florida High Income Municipal        Florida High Income
                                                                            Bond Fund                Municipal Bond Fund (Pro
                                                                                                              Forma)
--------------------------------- ------------------------------ --------------------------------- ------------------------------
--------------------------------- ------------------------------ --------------------------------- ------------------------------
Net Assets
Class A                                            $132,374,581                      $196,678,496                   $329,053,077
Class B                                              30,728,368                       135,831,655                    166,560,023
Class C                                               9,780,689                        22,649,608                     32,430,297
Class I                                             281,258,468                        91,534,597                    372,793,065
                                               -----------------                ------------------             ------------------
Total Net Assets                                   $454,142,106                      $446,694,356                   $900,836,462
--------------------------------- ------------------------------ --------------------------------- ------------------------------
--------------------------------- ------------------------------ --------------------------------- ------------------------------
Net Asset Value Per Share

Class A                                                   $9.48                            $10.25                         $10.25
Class B                                                   $9.48                            $10.25                         $10.25
Class C                                                   $9.48                            $10.25                         $10.25
Class I                                                   $9.48                            $10.25                         $10.25
--------------------------------- ------------------------------ --------------------------------- ------------------------------
--------------------------------- ------------------------------ --------------------------------- ------------------------------
Shares Outstanding

Class A                                              13,969,865                        19,187,583                     32,101,759
Class B                                               3,242,897                        13,251,065                     16,248,783
Class C                                               1,032,154                         2,209,607                      3,163,775
Class I                                              29,681,483                         8,929,732                     36,368,274
                                               -----------------                ------------------             ------------------
Total Shares Outstanding                             47,926,399                        43,577,987                     87,882,591
--------------------------------- ------------------------------ --------------------------------- ------------------------------


         The table set forth above should not be relied upon to reflect the number of shares to be received in the Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Merger.

Distribution of Shares

         Evergreen Distributor, Inc. ("EDI"), a subsidiary of BISYS Fund Services, acts as underwriter of the shares of Florida High Income Municipal Bond Fund and Florida Municipal Bond Fund. EDI distributes each Fund's shares directly or through broker-dealers, banks (including Wachovia Bank, N.A.), or other financial intermediaries. Each Fund offers four classes of shares which are involved in the Merger: Class A, Class B, Class C and Class I. Each class has a separate distribution arrangement and bears its own distribution expenses. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below).

         In the proposed Merger, Florida Municipal Bond Fund shareholders will receive shares of Florida High Income Municipal Bond Fund having the same class designation and the same arrangements with respect to the imposition of Rule 12b-1 distribution and service fees as the shares they currently hold. Because the Merger will be effected at net asset value without the imposition of a sales charge, Florida Municipal Bond Fund shareholders will receive Florida High Income Municipal Bond Fund shares without paying any front-end sales charge or CDSC as a result of the Merger. Florida High Income Municipal Bond Fund Class B and Class C shares received by Florida Municipal Bond Fund shareholders as a result of the Merger will continue to be subject to a CDSC upon subsequent redemption, but the CDSC will be based on the date of the original purchase of Florida Municipal Bond Fund shares and will be subject to the CDSC schedule applicable to Florida Municipal Bond Fund shares on the date of the original purchase of such shares.

         The following is a summary description of charges and fees for the Class A, Class B, Class C and Class I shares of Florida High Income Municipal Bond Fund which will be received by Florida Municipal Bond Fund's shareholders in the Merger. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in each Fund's prospectus and statement of additional information.

         Class A Shares. Class A shares are sold at net asset value plus a front-end initial sales charge of up to 4.75% of the offering price and, as indicated below, are subject to distribution-related fees. For a description of the front-end sales charge applicable to the purchase of Class A shares see "How to Choose the Share Class that Best Suits You" in the prospectus of Florida High Income Municipal Bond Fund. No front-end sales charge will be imposed on Class A shares of Florida High Income Municipal Bond Fund received by Florida Municipal Bond Fund's shareholders as a result of the Merger.

         Class B Shares. Class B shares are sold without a front-end sales charge but are subject to a CDSC, which ranges from 5.00% to 1.00% if shares are redeemed during the first six years after the month of purchase. In addition, Class B shares are subject to distribution-related fees and shareholder servicing-related fees as described below. Class B shares convert to Class A shares after eight years following the month in which they were purchased. For purposes of determining when Class B shares issued in the Merger to shareholders of Florida Municipal Bond Fund will convert to Class A shares, such shares will be deemed to have been purchased as of the date the Class B shares of Florida Municipal Bond Fund were originally purchased.

         Class B shares are subject to higher distribution-related and shareholder servicing-related fees than the corresponding Class A shares on which a front-end sales charge is imposed (until they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares of the Fund.

         Class C Shares. Class C shares are sold with a front-end sales charge of 1.00%, and, as indicated below, are subject to distribution-related and shareholder servicing-related fees. Class C shares are subject to a 1.00% CDSC if such shares are redeemed within 12 months after the month of purchase. Class C shares issued to shareholders of Florida Municipal Bond Fund in connection with the Merger will continue to be subject to the CDSC schedule in place at the time of their original purchase (i.e., a 1.00% CDSC if redeemed after 13 months of purchase). Class C shares incur higher distribution-related and shareholder servicing-related fees than Class A shares, but unlike Class B shares, do not convert to any other class of shares.

         Class I Shares. Class I shares are sold at net asset value without a front-end sales charge or CDSC and are not subject to distribution-related or shareholder servicing-related fees. Class I shares are only available to certain classes of investors as is more fully described in the prospectus for the Funds.

         Additional information regarding the classes of shares of each Fund is included in each Fund's prospectus and statement of additional information.

         Distribution-Related and Shareholder Servicing-Related Expenses. Each Fund has adopted a Rule 12b-1 plan with respect to its Class A shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the class. Payments with respect to Class A shares are currently limited to 0.25% of average daily net assets attributable to the class. This amount may be increased to the full plan rate for each Fund by the Trustees without shareholder approval.

         Each Fund has also adopted a Rule 12b-1 plan with respect to its Class B and Class C shares under which each class may pay for distribution-related expenses at an annual rate which may not exceed 1.00%. Of the total 1.00% Rule 12b-1 fees, up to 0.25% may be for payment with respect to "shareholder services." Consistent with the requirements of Rule 12b-1 and the applicable rules of NASD Regulation, Inc. following the Merger, Florida High Income Municipal Bond Fund may make distribution-related and shareholder servicing-related payments with respect to Florida Municipal Bond Fund shares sold prior to the Merger.

         Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its prospectus and statement of additional information.

         No Rule 12b-1 plan has been adopted for the Class I shares of either Fund.

Purchase and Redemption Procedures

         Information concerning applicable sales charges and distribution-related and shareholder servicing-related fees is provided above.
Investments in the Funds are not insured. The minimum initial purchase requirement for Class A, Class B and Class C shares of each Fund is $1,000 while the minimum initial purchase requirement for Class I shares is $1,000,000. There is no minimum for subsequent purchases of shares of either Fund. For more information, see "How to Buy Shares -Minimum Investments" in each Fund's prospectus. Each Fund provides for telephone, mail or wire redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption request on each day the NYSE is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in each Fund's prospectus. Each Fund may involuntarily redeem shareholders' accounts that fall below their minimum initial investment amounts. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

         Holders of shares of a class of each Fund may exchange their shares for shares of the same class of any other Evergreen fund. Each Fund may limit exchanges when it is determined that such excessive trading is detrimental to the Fund and may limit exchanges to five per calendar year and three per calendar quarter. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000 for Classes A, B and C shares and $1,000,000 for Class I shares. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's prospectus and statement of additional information.

Dividend Policy

         Each Fund distributes its investment company taxable income monthly and its net realized gains at least annually to shareholders of record on the dividend record date. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See each Fund's prospectus for further information concerning dividends and distributions.

         After the Merger, shareholders of Florida Municipal Bond Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Florida High Income Municipal Bond Fund reinvested in shares of Florida High Income Municipal Bond Fund.
Shareholders of Florida Municipal Bond Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Florida High Income Municipal Bond Fund in cash after the Merger, although they may, after the Merger, elect to have such dividends and/or distributions reinvested in additional shares of Florida High Income Municipal Bond Fund.

         Both Florida High Income Municipal Bond Fund and Florida Municipal Bond Fund have qualified and intend to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute at least 90% of its taxable and tax-exempt income. While so qualified, so long as the Fund distributes substantially all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that the Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

                       INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

         Each Fund is a series of Evergreen Municipal Trust, an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. Evergreen Municipal Trust is organized as a Delaware statutory trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law.

Capitalization

         The beneficial interests in Florida High Income Municipal Bond Fund and Florida Municipal Bond Fund are represented by an unlimited number of transferable shares of beneficial interest, $0.001 par value per share. Evergreen Municipal Trust's Declaration of Trust permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists. As a result, to the extent that Evergreen Municipal Trust or a shareholder is subject to the jurisdiction of a court that does not apply Delaware law, shareholders of Evergreen Municipal Trust may be subject to liability. To guard against this risk, the Declaration of Trust of Evergreen Municipal Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Municipal Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Municipal Trust is remote.

Shareholder Meetings and Voting Rights

         Evergreen Municipal Trust on behalf of Florida High Income Municipal Bond Fund and Florida Municipal Bond Fund is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Municipal Trust. In addition, Evergreen Municipal Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Evergreen Municipal Trust does not currently intend to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to both Funds, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For each Fund, a majority (greater than 50%) of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940
Act).

         Under the Declaration of Trust of Evergreen Municipal Trust, each share of Florida High Income Municipal Bond Fund and Florida Municipal Bond Fund will be entitled to one vote for each dollar or fraction of a dollar of net asset value applicable to such share.

Liquidation

         In the event of the liquidation of Florida High Income Municipal Bond Fund or Florida Municipal Bond Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

         Under the Declaration of Trust of Evergreen Municipal Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Evergreen Municipal Trust, its By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware law directly for more complete information.

                    VOTING INFORMATION CONCERNING THE MEETING

         This prospectus/proxy statement is being sent to shareholders of Florida Municipal Bond Fund in connection with a solicitation of proxies by the Trustees of Evergreen Municipal Trust, to be used at the Special Meeting of Shareholders (the "Meeting") to be held at 10:00 a.m. Eastern time, May 30, 2003, at the offices of the Evergreen funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Florida Municipal Bond Fund on or about April 11, 2003. Only shareholders of record as of the close of business on February 28, 2003 (the "Record Date") will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

         If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Merger and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and
(ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against the Plan, which must be approved by a majority of the votes cast and entitled to vote. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Evergreen Municipal Trust at the address set forth on the cover of this prospectus/proxy statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Merger contemplated thereby.

         Approval of the Merger will require the affirmative vote of a majority (greater than 50%) of Florida Municipal Bond Fund's shares voted and entitled to vote at the Meeting, assuming a quorum (at least 25% of the Fund's shares entitled to vote) is present.

         In voting for the Merger, all classes of Florida Municipal Bond Fund will vote together as if they were a single class, and each share will be entitled to one vote for each dollar of net asset value applicable to such share. Fractional shares are entitled to proportionate shares of one vote.

         Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of EIMC, its affiliates or other representatives of Florida Municipal Bond Fund (who will not be paid for their soliciting activities). In addition,Georgeson Shareholder Communications, Inc., the Fund's proxy solicitor, may make proxy solicitations. If you wish to participate in the Meeting, you may submit the proxy card included with this prospectus/proxy statement by mail or by Internet, or vote by telephone or attend in person. (See the back of this prospectus/proxy statement for voting instructions.) Any proxy given by you is revocable.

         If Florida Municipal Bond Fund shareholders do not vote to approve the Merger, the Trustees will consider other possible courses of action in the best interests of shareholders. In the event that sufficient votes to approve the Merger are not received before the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote of a majority of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust of Evergreen Municipal Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of Florida High Income Municipal Bond Fund which they receive in the transaction at their then-current net asset value. Shares of Florida Municipal Bond Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders of Florida Municipal Bond Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

         Florida Municipal Bond Fund does not hold annual shareholder meetings. If the Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Evergreen Municipal Trust at the address set forth on the cover of this prospectus/proxy statement so that they will be received by the Fund in a reasonable period of time prior to the meeting.

         The votes of the shareholders of Florida High Income Municipal Bond Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Florida Municipal Bond Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this prospectus/proxy statement needed to supply copies to the beneficial owners of the respective shares.

Shareholder Information

         As of the Record Date, the following number of each class of shares of beneficial interest of Florida Municipal Bond Fund was outstanding:

                   ----------------------------------- ------------------------
                   Class of Shares                     Number of Shares

                   ----------------------------------- ------------------------
                   ----------------------------------- ------------------------
                   Class A
                   Class B
                   Class C
                   Class I
                   All Classes

                   ----------------------------------- ------------------------

         As of February 28, 2003, the officers and Trustees of Evergreen Municipal Trust beneficially owned as a group less than 1% of each class of the outstanding shares of Florida Municipal Bond Fund. To Evergreen Municipal Trust's knowledge, the following persons owned beneficially or of record 5% or more of the following classes of Florida Municipal Bond Fund's outstanding shares as of January 31, 2003:

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
Name and Address                     Class    No. of Shares       Percentage of Shares of        Percentage of Shares of
----------------                     -----    -------------       Class Before Merger            Class After Merger
                                                                 ------------------------       -----------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------

         As of February 28, 2003, the officers and Trustees of Evergreen Municipal Trust beneficially owned as a group less than 1% of each class of the outstanding shares of Florida High Income Municipal Bond Fund. To Evergreen Municipal Trust's knowledge, the following persons owned beneficially or of record 5% or more of the following classes of Florida High Income Municipal Bond Fund's outstanding shares as of January 31, 2003:

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
Name and Address                     Class    No. of Shares       Percentage of Shares of        Percentage of Shares of
----------------                     -----    -------------        Class Before Merger            Class After Merger
                                                                  ------------------------       -----------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------



                    THE TRUSTEES OF EVERGREEN MUNICIPAL TRUST
                     RECOMMEND APPROVAL OF THE PLAN AND ANY
                    UNMARKED PROXIES WITHOUT INSTRUCTIONS TO
                     THE CONTRARY WILL BE VOTED IN FAVOR OF
                              APPROVAL OF THE PLAN.

                        FINANCIAL STATEMENTS AND EXPERTS

         The Annual Report of both Funds as of August 31, 2002, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Florida High Income Municipal Bond Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                             ADDITIONAL INFORMATION

         Florida Municipal Bond Fund and Florida High Income Municipal Bond Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Woolworth Building, 233 Broadway, New York, New York 10279, at prescribed rates.

                                 OTHER BUSINESS

         The Trustees of Evergreen Municipal Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

April 11, 2003

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

     The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

     REGISTRATION                                    VALID SIGNATURE

     CORPORATE ACCOUNTS

     (1) ABC Corp.                                   ABC Corp.
     (2) ABC Corp.                                   John Doe, Treasurer
     (3) ABC Corp.                                   John Doe
           c/o John Doe, Treasurer

     (4) ABC Corp. Profit Sharing Plan               John Doe, Trustee


     TRUST ACOUNTS

     (1) ABC Trust                                   Jane B. Doe, Trustee
     (2) Jane B. Doe, Trustee                        Jane B. Doe
           u/t/d 12/28/78


     CUSTODIAL OR ESTATE ACCOUNTS

     (1) John B. Smith, Cust.                      John B. Smith
         f/b/o John B. Smith, Jr. UGMA
     (2) John B. Smith                             John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage paid envelope.

                          OTHER WAYS TO VOTE YOUR PROXY

       VOTE BY TELEPHONE:

1.       Read the prospectus/proxy statement and have your proxy card at hand.
2.       Call the toll-free number indicated on your proxy card.
3.       Enter the control number found on your proxy card.
4.       Follow the simple recorded instructions.

           VOTE BY INTERNET:

1.       Read the prospectus/proxy statement and have your proxy card at hand.
2.       Go to the website indicated on your proxy card and follow the voting instructions.


         The above methods of voting are generally available 24 hours a day. Do not mail the proxy card if you are voting by telephone or Internet. If you have any questions about the proxy card, please call Georgeson Shareholder Communications, Inc., our proxy solicitor, at ________ (toll free).

                                                                    EXHIBIT A


                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of _______, 2003, by and between Evergreen _________Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Acquiring Fund Trust"), with respect to its Evergreen ___________Fund series (the "Acquiring Fund"), and Evergreen _________Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Selling Fund Trust"), with respect to its Evergreen _________Fund series (the "Selling Fund").

           This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class ___ shares of beneficial interest, $0.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares pro rata to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Acquiring Fund Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein.

         WHEREAS, the Trustees of the Selling Fund Trust have determined that the Selling Fund should exchange all of its assets, and the identified liabilities for Acquiring Fund Shares on the terms and conditions herein set forth, that such exchange is in the best interests of the Selling Fund and that the interests of the Selling Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that are owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge prior to the Closing Date all of its known liabilities and obligations that are due and payable as of the Closing Date. The Acquiring Fund shall assume those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities of the Selling Fund, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement (as defined in paragraph 4.1(o)) which has been or will be distributed to shareholders of the Selling Fund.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day immediately preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to such class by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of ______ shares of the Selling Fund will receive Class ___ shares, respectively, of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about _________, 2003 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, LLC, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Evergreen Service Company, LLC, as transfer agent for the Acquiring Fund, shall deliver at the Closing a certificate as to the opening on the Acquiring Fund's share transfer books of accounts in the names of the Selling Fund Shareholders. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company to issue and deliver a confirmation to the Secretary of the Selling Fund Corporation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Selling Fund's account or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of the Selling Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The audited financial statements of the Selling Fund at _______ have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since _________ there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year substantially all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund to the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Selling Fund Trust or the Selling Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2   REPRESENTATIONS   OF  THE  ACQUIRING  FUND.  The  Acquiring  Fund
represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) As of the date of the Reorganization, the current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The audited financial statements of the Acquiring Fund at ________ have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since ________ there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) At the time of the Reorganization, all issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. At the time of the Reorganization, the Acquiring Fund will not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor will there be outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information furnished by the Acquiring Fund to the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (n) As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Acquiring Fund Trust or the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.3 APPROVAL BY SHAREHOLDERS. The Selling Fund Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Deloitte & Touche LLP and certified by the Selling Fund Trust's President and Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Acquiring Fund Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only  insofar as they relate to the  Acquiring  Fund,  the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Acquiring Fund Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Selling Fund Corporation and the Selling Fund.

         Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Selling Fund Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Fund Trust.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester, LLP, counsel to the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Selling Fund Trust's Declaration of Trust or By-laws, or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Selling Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (f) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Selling Fund Corporation's officers and other representatives of the Selling Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Acquiring Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Acquiring Fund Trust and the Acquiring Fund.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester, LLP appropriate to render the opinions expressed therein.

         In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND
                                THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Fund Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable or tax exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

         8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares pro rata to the Selling Fund Shareholders in liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.5.

         8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

         (a) they are independent auditors with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund; and

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

         (a) they are independent auditors with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Acquiring Fund or with written estimates by the Acquiring Fund's management and were found to be mathematically correct.

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Evergreen Investment Management Company, LLC ("EIMCO") or one of its affiliates. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

         (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Acquiring Fund Trust, the Selling Fund Trust, or the respective Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of The Commonwealth of Massachusetts without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 With respect to the Acquiring Fund Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware which are hereby referred to and are also on file at the principal offices of the Acquiring Fund Trust. The obligations of the Acquiring Fund Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Acquiring Fund Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Acquiring Fund Trust personally, but bind only the trust property, and all persons dealing with the Acquiring Fund must look solely to the trust property belonging to the Acquiring Fund for the enforcement of any claims against the Acquiring Fund.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                    EVERGREEN _________ TRUST
                                    ON BEHALF OF
                                    EVERGREEN __________ FUND


                                    By:
                                    Name:
                                    Title:  Authorized Officer

                                    EVERGREEN __________ TRUST
                                    ON BEHALF OF
                                    EVERGREEN ____________FUND


                                    By:
                                    Name:
                                    Title:  Authorized Officer

                                                                EXHIBIT B
                                       B-1

                                    EVERGREEN

                     Florida High Income Municipal Bond Fund

                     Fund at a Glance as of August 31, 2002

         "The fund's long-term emphasis on income, yield and price stability benefited investors as interest rates declined."

                              PORTFOLIO MANAGEMENT

                               Richard K. Marrone

                            PERFORMANCE AND RETURNS1

Portfolio Inception Date: 6/17/1992                         Class A       Class B      Class C      Class I
Class Inception Date                                       6/17/1992     7/10/1995    3/6/1998     9/20/1995

Average Annual Returns*

1 year with sales charge                                    -1.15%        -1.91%        1.03%         N/A

1 year w/o sales charge                                      3.77%         2.99%        2.99%        4.03%

5 year                                                       3.38%         3.28%        3.69%        4.65%

10 year                                                      5.85%         5.80%        6.01%        6.55%

Maximum Sales Charge                                         4.75%         5.00%        2.00%         N/A

      Front End                                              CDSC          CDSC

30-day SEC yield                                             5.23%         4.74%        4.74%        5.75%

Taxable Equivalent Yield**                                   8.52%         7.72%        7.72%        9.36%

12-month income distributions per share                      $0.58         $0.50        $0.50        $0.61

* Adjusted for maximum applicable sales charge, unless noted.

** Assumes maximum 38.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

                                LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Florida High Income Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen fund (or the investment advisor's affiliates) through special arrangements entered into on behalf of Evergreen funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund's investment objective is non-fundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that  concentrate  their  investments in a single state may face increased
risk  of  price   fluctuation  over  more  diversified   funds  due  to  adverse
developments within that state.

All data is as of August 31, 2002, and subject to change.

                                        2

                                    EVERGREEN

                     Florida High Income Municipal Bond Fund

                           Portfolio Manager Interview

How did the fund perform?

The fund's Class A shares had a total return of 3.77% for the 12-month period ended August 31, 2002, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 6.24%, while the median return of funds in Lipper's Florida municipal debt category was 4.87%. Lipper Inc. is an independent monitor of mutual fund performance.

What factors affected performance?

The lag in performance relative to the LBMBI is attributable to a difference in investment objectives and mutual fund expenses. Whereas the LBMBI only reflects total return, the fund seeks to maximize income, yield and price stability. Bonds selected for their income orientation and price stability have different characteristics than those chosen for their total return potential. As yields decline, as they have over the past year, income-oriented bonds typically underperform securities with greater potential for total return. Conversely, as yields rise, securities with a heavier income orientation tend to outperform securities with higher total return potential. Another drag on performance was the fund's holdings in uninsured airlines-backed bonds. The prices of uninsured airlines-backed bonds plunged after September 11, 2001. Although there were periods when prices rebounded, they remained considerably lower than where they stood prior to the tragedy. The fund's position in airlines-backed bonds always remained under 2.50%; however, because the price declines were significant, the presence of even a minimal position detracted from performance.

                            PORTFOLIO CHARACTERISTICS

Total Net Assets                           $446,694,356

Average Credit Quality*                            BBB-

Effective Maturity                           10.9 years

Average Duration                              6.2 years

*Source: Standard & Poor's

Why did yields decline?

Economic uncertainty and the stock market's challenging conditions pushed municipal bond yields lower and prices higher. As the period opened, the economy was in the early stages of a recovery. When September 11 occurred, however, many investors believed the economy was headed for a deep recession. Fortunately, the Federal Reserve Board's swift and aggressive actions enabled the economy to avert a downturn. Their interest rate cuts put the recovery back on track and restored confidence in the financial markets.

The strength and direction of the recovery remained uncertain, keeping interest rates low. The situation fueled concerns among stock investors. Anticipating the effect of economic weakness on corporate revenue growth, particularly in light of surfacing improprieties about corporate governance and misstated expenses, many investors fled the stock market for the relative safety and security of municipal bonds. As a result, prices rose in the tax-exempt sector, pushing bond yields lower. According to the municipal bond index AAA rated scale, five-year yields plunged 0.62%, 10-year yields dropped 0.37%, and 20-year yields moved 0.10% lower between August 31, 2001, and August 31, 2002.

The trend of higher prices and lower yields that ultimately emerged did not take place without fluctuations. The yield on AAA rated five-year municipal bonds moved within a 1.30% band and 10-year AAA rated municipal bond yields swung by 0.90%. Yields fluctuated less in the longer end of the yield curve; for example, 20-year AAA rated yields moved by 0.50%. These yield ranges were wide for the tax-exempt sector; however, on a comparative basis, municipal bonds continued to exhibit greater price stability than many other investment alternatives.

                              PORTFOLIO COMPOSITION

                 (as a percentage of 8/31/2002 portfolio assets)



                                        3

                                    EVERGREEN

                     Florida High Income Municipal Bond Fund

                           Portfolio Manager Interview

How did supply and demand affect municipal bond prices?

Supply and demand played a critical role in the sector's performance. Supply was heavy and demand was strong. From January to August 2002, tax-exempt issuance was on pace for a record setting year of supply. Beginning in January, deals of over $500 million (which are considered massive for the municipal bond sector) were brought to market once or twice a month. Such a tremendous amount of bonds could have weighed heavily on prices. Demand was extraordinary, however, and investors devoured the supply. In fact, many investors believed the hefty supply contributed to the rally because of the attractive variety of bond structures that became available. Consequently, investors were able to secure the appropriate bond structures for almost every investment need.

What strategies did you use to manage the fund?

Our primary focus was to maximize yield and rid the fund of uninsured airlines-backed bonds. We also took advantage of changes in the yield curve to add to performance. Throughout the year, we carefully monitored the situation of uninsured airlines bonds. We selectively and continually sold portions of these holdings into periods of price improvement, eliminating the securities entirely by July 2002. We emphasized yield by investing in tobacco bonds. These bonds were secured by the revenues owed to municipalities from their legal settlements with tobacco companies. Typically, the tobacco issues were large, liquid and offered attractive yields. Another strategy we employed was to reduce holdings in bonds with maturities eight years and shorter to reinvest in the 14 to 18-year range. This strategy enabled the fund to benefit from the sharp drop in yields (and rise in price) that took place in shorter maturities, while capturing the higher yields and potential for more significant price appreciation available in longer-term bonds. During the past year, bonds with 15-year maturities generated higher returns than bonds in any other maturity range.

                                PORTFOLIO QUALITY

                 (as a percentage of 8/31/2002 portfolio assets)

AAA                                               12.8%

AA                                                 0.8%

A                                                  9.3%

BBB                                               14.2%

BB                                                 0.9%

B                                                  1.0%

Not Rated                                         61.0%



What is your outlook?

We expect yields to stay within a narrow range, perhaps ultimately moving lower. While yields are at historically low levels, we think several of the forces that drove them downward over the past year could remain in place in the near term. For example, we believe the recovery could remain fragile, and uncertainty and lack of investor confidence could continue to affect the stock market. In fact, it is our opinion that yields could fall further if the situation with Iraq intensifies.

We believe the fund offers particularly attractive value in this type of market environment. The fund's long-term emphasis on income, yield and price stability benefited investors as interest rates declined. On August 31, 2002, the Class A share tax-exempt yield was 5.23%, a tax-equivalent yield of 8.52% based on a 38.6% federal tax rate. In our opinion, this is an attractive alternative relative to the lower yields currently available to investors. Finally, the fund offers professional credit analysis and a management team to monitor credit developments and price movement. Income, liquidity and credit analysis always have been cornerstones of prudent money management. Their importance is underscored as the possibility of further challenges and uncertainty increases.

                            EVERGREEN MUNICIPAL TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                      EVERGREEN FLORIDA MUNICIPAL BOND FUND

                                   A Series of

                            EVERGREEN MUNICIPAL TRUST

                               200 Berkeley Street

                        Boston, Massachusetts 02116-5034

                                 (800) 343-2898

                        By and In Exchange For Shares of

                EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND

                                Also a Series of

                            EVERGREEN MUNICIPAL TRUST

         This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Evergreen Florida Municipal Bond Fund ("Florida Municipal Bond Fund"), a series of Evergreen Municipal Trust, to Evergreen Florida High Income Municipal Bond Fund ("Florida High Income Municipal Bond Fund"), also a series of Evergreen Municipal Trust, in exchange for Class A, Class B, Class C and Class I shares (to be issued to holders of Class A, Class B, Class C and Class I shares, respectively, of Florida Municipal Bond Fund) of beneficial interest, $0.001 par value per share, of Florida High Income Municipal Bond Fund, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

(1)      The Statement of Additional Information of both Funds dated January 1,
         2003;

(2)      Annual Report for both Funds dated August 31, 2002; and

(3)      Pro Forma Financial Statements as of August 31, 2002.

         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Florida High Income Municipal Bond Fund dated April 11, 2003. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling
866.606.0481 or writing to Evergreen Municipal Trust at the address set forth above.

         The date of this Statement of Additional Information is April 11, 2003.

Evergreen Florida High Municipal Bond Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Schedule of Investments
August 31, 2002

                                                                                         Evergreen Florida High Income
                                                                                              Municipal Bond Fund
------------------------------------------------------------------------------------------------------------------------
                                                                            Maturity
                                                                  Coupon      Date       Principal Amount   Market Value
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 96.3%
AIRPORT - 2.8%
Florida Arpt. Fin. Commission RB (Insd. by FGIC)                   5.50%    10/1/2011
Florida Arpt. Fin. Commission RB (Insd. by FGIC)                   5.50%    10/1/2012
Hillsborough Cnty., FL Aviation RRB, Tampa Intl.
Arpt., Ser. A                                                      5.50%    10/1/2008
Miami-Dade Cnty., FL Aviation RB. Miami Int.
Arpt. (Insd. by FGIC)                                              5.75%    10/1/2020
Volusia Cnty., FL Arpt. Sys. RRB, Daytona Beach
Intl. Arpt.                                                        6.45%    10/1/2002
Volusia Cnty., FL Arpt. Sys. RRB, Daytona Beach
Intl. Arpt.                                                        6.55%    10/1/2003
Wichita, KS Arpt. Auth. Arpt. Facs. RB, Cessna
Citation Service Ctr. A,                                           6.25%    6/15/2032           4,000,000      4,130,480
                                                                                                          --------------
                                                                                                               4,130,480
                                                                                                          --------------
COMMUNITY DEVELOPMENT DISTRICT - 9.7%
Arbor Greene, FL CDD Spl. Assmt. RB                                5.75%     5/1/2006             328,000        329,476
Arbor Greene, FL CDD Spl. Assmt. RB                                6.30%     5/1/2019             455,000        461,647
Arbor Greene, FL CDD Spl. Assmt. RB                                7.60%     5/1/2018             675,000        713,752
Bayside, FL CDD Capital Impt. RB, Ser. A                           5.95%     5/1/2008           1,099,000      1,099,418
Bayside, FL CDD Capital Impt. RB, Ser. B                           6.05%     5/1/2008             710,000        710,263
Bayside, FL CDD Capital Impt. RB, Ser. B                          6.375%     5/1/2018           1,625,000      1,647,912
Bobcat Trail, FL CDD RB, Ser. A                                    6.60%     5/1/2021           1,480,000      1,504,953
Bobcat Trail, FL CDD RB, Ser. A                                    7.50%     5/1/2019           2,278,000      2,367,343
Bobcat Trail, FL CDD RB, Ser. B                                    6.00%     5/1/2006           1,185,000      1,186,422
Bobcat Trail, FL CDD RB, Ser. B                                    6.75%     5/1/2004           2,365,000      2,380,964
Championsgate, FL CDD Capital Impt. RB, Ser. A                     6.25%     5/1/2020           2,820,000      2,563,070
Championsgate, FL CDD Capital Impt. RB, Ser. B                     5.70%     5/1/2005           2,790,000      2,741,817
Covington Park, FL CDD RB                                          7.00%     5/1/2031           3,960,000      4,063,475
Eastlake Oaks, FL CDD RB                                           7.75%     5/1/2017           1,285,000      1,345,639
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA                      6.625%     7/1/2025           2,500,000      2,576,575
Gainesville & Hall Cnty., GA Dev. Auth. RB.
Sr. Living Facs., Lanier Vlg. Estates, Ser. C                      7.25%   11/15/2029           5,000,000      5,029,200
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A                         6.90%     5/1/2019           3,505,000      3,563,358
Heritage Isles, FL CDD Spl. Assmt. RB, Ser. A                      5.75%     5/1/2005           1,475,000      1,470,192
Heritage Isles, FL CDD Spl. Assmt. RB, Ser. B                      6.00%     5/1/2020           2,500,000      2,430,850
Heritage Oak Park, FL CDD Spl. Assmt. RB, Ser. A                   6.50%     5/1/2020           2,790,000      2,818,681
Heritage Oak Park, FL CDD Spl. Assmt. RB, Ser. B                   6.00%     5/1/2005           3,115,000      3,120,015
Heritage Pines, FL CDD Capital Impt. RB, Ser. A                    6.10%     5/1/2020           2,575,000      2,498,960
Heritage Pines, FL CDD Capital Impt. RB, Ser. B                    5.50%     5/1/2005           4,385,000      4,340,799
Indian Trace, FL CDD Wtr. Mgmt., Spl. Benefit
GO, Sub. Ser. B                                                    8.25%     5/1/2011           2,500,000      2,807,275
Indigo, FL CDD Capital Impt. RB, Ser C                             7.00%     5/1/2030           3,200,000      3,285,120
Journeys End CDD Spl. Assmt. RB                                    7.00%     5/1/2031           2,300,000      2,393,564
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub.
Impt., Ser. A                                                      8.00%     5/1/2017           2,135,000      2,240,640
Lakeside Plantation, FL CDD RB, Ser. B                            6.625%     5/1/2006           1,215,000      1,140,423
Lakeside Plantation, FL CDD RB, Ser. B                             6.95%     5/1/2031           2,335,000      2,197,212
Lexington Oaks, FL CDD RB, Ser. A                                 6.125%     5/1/2019             960,000        944,659
Meadow Point II, FL CDD Capital Impt. RB                           7.75%     5/1/2018           1,115,000      1,149,732
Mediterra South, FL CDD RB, Ser. A                                 6.95%     5/1/2031           2,910,000      3,034,082
Northwood, FL CDD RB                                               7.60%     5/1/2017           1,300,000      1,341,496
Overoaks, FL CDD Capital Impt. RB                                  8.25%     5/1/2017             520,000        568,490
Poinciana, FL CDD Spl. Assmt. RB, Ser. A                          7.125%     5/1/2031           4,960,000      5,165,542
Quantum, FL CDD Spl. Assmt. RB                                     7.75%     3/1/2014           1,235,000      1,268,481
Remington, FL CDD RB                                               6.95%     5/1/2009           1,930,000      1,970,627
River Ridge, FL CDD RB                                             5.75%     5/1/2008             470,000        466,155
Westchase East, FL CDD Capital Impt. RB                            7.30%     5/1/2018           1,350,000      1,432,094
Westchase East, FL CDD Capital Impt. RB                            7.50%     5/1/2017           1,525,000      1,574,837
Winston Trails, FL CDD Spl. Obl. RB                                6.50%    10/1/2031           3,185,000      3,238,763
                                                                                                          --------------
                                                                                                              87,183,973
                                                                                                          --------------
CONTINUING CARE RETIREMENT COMMUNITY - 9.9%
Brevard Cnty., FL Hlth. Facs. Auth. RB,
Courtenay Springs Vlg.                                             7.375%   11/15/2004
Brevard Cnty., FL Hlth. Facs. Auth. RB, Courtneay
Springs Vlg.                                                       7.50%   11/15/2012           1,875,000      2,137,706
Collier Cnty., FL Hlth. Facs. Auth. RB, The
Moorings, Inc. Proj.                                               7.00%    12/1/2019
Connecticut Dev. Mtge. Auth. RRB, Church Homes,
Inc. Proj.                                                         5.80%     4/1/2021
Escambia Cnty., FL Hlth. Facs. Auth. RB, Azalea
Trace, Inc.                                                        6.00%     1/1/2015           2,905,000      2,840,451
Escambia Cnty., FL Hlth. Facs. Auth. RB, Azalea
Trace, Inc.                                                        6.10%     1/1/2019           2,250,000      2,136,150
Fleming Island Plantation, FL CDD Spl. Assmt. RB,
Ser. A                                                             6.30%     2/1/2005           1,285,000      1,297,503
Florida Capital Proj. Fin. Auth. RB, Glenridge
on Palmer Ranch-A                                                  8.00%     6/1/2032           3,000,000      2,984,220

                                                              Evergreen Florida Municipal     Evergreen Florida High Income
                                                                      Bond Fund               Municipal Bond Fund Pro Forma
----------------------------------------------------------------------------------------------------------------------------
                                                             Principal                            Principal
                                                               Amount     Market Value              Amount     Market Value
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 96.3%
AIRPORT - 2.8%
Florida Arpt. Fin. Commission RB (Insd. by FGIC)              3,570,000      $3,931,391            3,570,000     $3,931,391
Florida Arpt. Fin. Commission RB (Insd. by FGIC)              3,455,000       3,782,327            3,455,000      3,782,327
Hillsborough Cnty., FL Aviation RRB, Tampa Intl.
Arpt., Ser. A                                                 6,470,000       7,058,576            6,470,000      7,058,576
Miami-Dade Cnty., FL Aviation RB. Miami Int.
Arpt. (Insd. by FGIC)                                         4,095,000       4,437,055            4,095,000      4,437,055
Volusia Cnty., FL Arpt. Sys. RRB, Daytona Beach
Intl. Arpt.                                                     750,000         753,142              750,000        753,142
Volusia Cnty., FL Arpt. Sys. RRB, Daytona Beach
Intl. Arpt.                                                     790,000         831,657              790,000        831,657
Wichita, KS Arpt. Auth. Arpt. Facs. RB, Cessna
Citation Service Ctr. A,                                                                           4,000,000      4,130,480
                                                                          -------------                       -------------
                                                                             20,794,148                          24,924,628
                                                                          -------------                       -------------
COMMUNITY DEVELOPMENT DISTRICT - 9.7%
Arbor Greene, FL CDD Spl. Assmt. RB                                                                  328,000        329,476
Arbor Greene, FL CDD Spl. Assmt. RB                                                                  455,000        461,647
Arbor Greene, FL CDD Spl. Assmt. RB                                                                  675,000        713,752
Bayside, FL CDD Capital Impt. RB, Ser. A                                                           1,099,000      1,099,418
Bayside, FL CDD Capital Impt. RB, Ser. B                                                             710,000        710,263
Bayside, FL CDD Capital Impt. RB, Ser. B                                                           1,625,000      1,647,912
Bobcat Trail, FL CDD RB, Ser. A                                                                    1,480,000      1,504,953
Bobcat Trail, FL CDD RB, Ser. A                                                                    2,278,000      2,367,343
Bobcat Trail, FL CDD RB, Ser. B                                                                    1,185,000      1,186,422
Bobcat Trail, FL CDD RB, Ser. B                                                                    2,365,000      2,380,964
Championsgate, FL CDD Capital Impt. RB, Ser. A                                                     2,820,000      2,563,070
Championsgate, FL CDD Capital Impt. RB, Ser. B                                                     2,790,000      2,741,817
Covington Park, FL CDD RB                                                                          3,960,000      4,063,475
Eastlake Oaks, FL CDD RB                                                                           1,285,000      1,345,639
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA                                                       2,500,000      2,576,575
Gainesville & Hall Cnty., GA Dev. Auth. RB.
Sr. Living Facs., Lanier Vlg. Estates, Ser. C                                                      5,000,000      5,029,200
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A                                                         3,505,000      3,563,358
Heritage Isles, FL CDD Spl. Assmt. RB, Ser. A                                                      1,475,000      1,470,192
Heritage Isles, FL CDD Spl. Assmt. RB, Ser. B                                                      2,500,000      2,430,850
Heritage Oak Park, FL CDD Spl. Assmt. RB, Ser. A                                                   2,790,000      2,818,681
Heritage Oak Park, FL CDD Spl. Assmt. RB, Ser. B                                                   3,115,000      3,120,015
Heritage Pines, FL CDD Capital Impt. RB, Ser. A                                                    2,575,000      2,498,960
Heritage Pines, FL CDD Capital Impt. RB, Ser. B                                                    4,385,000      4,340,799
Indian Trace, FL CDD Wtr. Mgmt., Spl. Benefit
GO, Sub. Ser. B                                                                                    2,500,000      2,807,275
Indigo, FL CDD Capital Impt. RB, Ser C                                                             3,200,000      3,285,120
Journeys End CDD Spl. Assmt. RB                                                                    2,300,000      2,393,564
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub.
Impt., Ser. A                                                                                      2,135,000      2,240,640
Lakeside Plantation, FL CDD RB, Ser. B                                                             1,215,000      1,140,423
Lakeside Plantation, FL CDD RB, Ser. B                                                             2,335,000      2,197,212
Lexington Oaks, FL CDD RB, Ser. A                                                                    960,000        944,659
Meadow Point II, FL CDD Capital Impt. RB                                                           1,115,000      1,149,732
Mediterra South, FL CDD RB, Ser. A                                                                 2,910,000      3,034,082
Northwood, FL CDD RB                                                                               1,300,000      1,341,496
Overoaks, FL CDD Capital Impt. RB                                                                    520,000        568,490
Poinciana, FL CDD Spl. Assmt. RB, Ser. A                                                           4,960,000      5,165,542
Quantum, FL CDD Spl. Assmt. RB                                                                     1,235,000      1,268,481
Remington, FL CDD RB                                                                               1,930,000      1,970,627
River Ridge, FL CDD RB                                                                               470,000        466,155
Westchase East, FL CDD Capital Impt. RB                                                            1,350,000      1,432,094
Westchase East, FL CDD Capital Impt. RB                                                            1,525,000      1,574,837
Winston Trails, FL CDD Spl. Obl. RB                                                                3,185,000      3,238,763
                                                                                                               -------------
                                                                                                                 87,183,973
                                                                                                               -------------
CONTINUING CARE RETIREMENT COMMUNITY - 9.9%
Brevard Cnty., FL Hlth. Facs. Auth. RB,
Courtenay Springs Vlg.                                           400,000         426,644              400,000        426,644
Brevard Cnty., FL Hlth. Facs. Auth. RB, Courtneay
Springs Vlg.                                                                                       1,875,000      2,137,706
Collier Cnty., FL Hlth. Facs. Auth. RB, The
Moorings, Inc. Proj.                                            500,000         523,100              500,000        523,100
Connecticut Dev. Mtge. Auth. RRB, Church Homes,
Inc. Proj.                                                      700,000         644,910              700,000        644,910
Escambia Cnty., FL Hlth. Facs. Auth. RB, Azalea
Trace, Inc.                                                   2,560,000       2,503,117            5,465,000      5,343,568
Escambia Cnty., FL Hlth. Facs. Auth. RB, Azalea
Trace, Inc.                                                   1,310,000       1,243,714            3,560,000      3,379,864
Fleming Island Plantation, FL CDD Spl. Assmt. RB,
Ser. A                                                                                             1,285,000      1,297,503
Florida Capital Proj. Fin. Auth. RB, Glenridge
on Palmer Ranch-A                                                                                  3,000,000      2,984,220

Evergreen Florida High Municipal Bond Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Schedule of Investments
August 31, 2002

                                                                                         Evergreen Florida High Income
                                                                                              Municipal Bond Fund
------------------------------------------------------------------------------------------------------------------------
                                                                            Maturity
                                                                  Coupon      Date       Principal Amount   Market Value
------------------------------------------------------------------------------------------------------------------------
Fulton Cnty., GA Residential Care Facs. RB, Sr.
Lien RHA Assisted Living, Ser. A                                   7.00%     7/1/2029           3,360,000      3,234,000
Hialeah Gardens, FL IDA RRB, Waterford Convalescent,
Ser. A                                                            7.875%    12/1/2007           1,100,000      1,132,802
Hillsborough Cnty., FL IDA RB, Lakeshore Villas
Proj., Sr. Ser. A                                                  6.70%     7/1/2021           1,590,000      1,452,131
Homestead, FL IDA RB, Community Rehabilitation
Providers Program, Ser. A                                          7.95%    11/1/2018           3,115,000      3,188,483
Jacksonville, FL Hlth. Facs. Auth. IDRB, Natl.
Benevolant Assn.                                                   8.00%    12/1/2015             500,000        529,420
Jacksonville, FL Hlth. Facs. Auth. RB, Cypress
Vlg. Proj.                                                         7.00%    12/1/2014           1,250,000      1,276,525
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress
Cove Hlth. Proj., Ser. A                                           6.25%    10/1/2017           3,290,000      3,064,997
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress
Cove Hlth. Proj., Ser. A                                          6.375%    10/1/2025           6,575,000      6,044,134
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress
Cove Hlth. Proj., Ser. B                                          5.875%    10/1/2027           1,155,000      1,158,604
Lee Cnty., FL IDA Hlth. Care Facs. RB, Shell
Point Vlg. Proj., Ser. A                                           5.50%   11/15/2029           2,200,000      2,001,230
Lee Cnty., FL IDA Hlth. Care Facs. RB, Shell
Point Vlg. Proj., Ser. A                                           5.75%   11/15/2011           1,015,000      1,063,233
Lee Cnty., FL IDA Hlth. Care RB, Shell Vlg.
Proj., Ser. A                                                      5.25%   11/15/2004
Lee Cnty., FL IDA RRB, Encore Nursing Ctr.                        8.125%    12/1/2007             530,000        547,188
Orange Cnty., FL Hlth. Facs. Auth. RB,
Orlando Lutheran Tower                                             8.40%     7/1/2014             395,000        423,610
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando
Lutheran Tower                                                     8.75%     7/1/2026             370,000        397,432
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Abbey
Delray South Proj.                                                 5.50%    10/1/2011           2,750,000      2,767,050
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, JFK Med.
Ctr., Inc. Proj.                                                   5.10%    10/1/2005             920,000        938,722
Palm Beach Cnty., FL Hlth. Facs. Auth. RB,
Waterford Proj.                                                    5.20%    10/1/2006             965,000        981,830
Palm Beach Cnty., FL Hlth. Facs. Auth. RB,
Waterford Proj.                                                    5.30%    10/1/2007             990,000      1,004,691
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Waterford
Proj.                                                              5.50%    10/1/2015           6,500,000      6,422,130
Palm Beach Cnty., FL IDA RB, Geriatric Care, Inc.
Proj., (LOC: Allied Irish Bank Plc)                                6.55%    12/1/2016           1,500,000      1,772,385
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Sunshine
Vlg. Nursing Home                                                  7.25%    10/1/2002             200,000        199,786
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Sunshine
Vlg. Nursing Home                                                  8.00%    10/1/2008           1,100,000      1,064,470
Sarasota Cnty., FL Hlth. Facs. Auth. RB,
Sunnyside Properties                                               6.00%    5/15/2010           1,000,000        964,080
St. John's Cnty., FL IDA RB, Bayview Proj., Ser. A                 7.10%    10/1/2026           2,500,000      2,288,250
St. John's Cnty., FL IDA RB, Glenmoor St. John's
Proj., Ser. A                                                      8.00%     1/1/2020           5,000,000      5,022,250
St. John's Cnty., FL IDA RB, Glenmoor St. John's
Proj., Ser. A                                                      8.00%     1/1/2023           6,000,000      6,026,700
St. John's Cnty., FL IDA RB, Vicars Landing
Proj., Ser. A                                                      6.75%    2/15/2012           2,510,000      2,602,694
Volusia Cnty., FL IDA, First Mtge. RB, Bishop
Glenn Proj.                                                       7.625%    11/1/2026           2,000,000      2,441,020
                                                                                                          --------------
                                                                                                              71,405,877
                                                                                                          --------------
EDUCATION - 5.6%
Broward Cnty., FL Edl. Facs. Auth. RB                              6.25%     4/1/2013
Broward Cnty., FL Edl. Facs. Auth. RB                              6.25%     4/1/2015
Dade Cnty., FL Edl. Facs. Auth. RB, St. Thomas Univ.
(LOC: SunTrust Bank)                                               6.00%     1/1/2010
Dade Cnty., FL Edl. Facs. Auth. RB, St. Thomas Univ.
(LOC: SunTrust Bank)                                               6.00%     1/1/2014
Hillsborough Cnty., FL Sch. Board COP                              5.60%     7/1/2005           3,700,000      4,037,810
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Ser. A
(Insd. by AMBAC)                                                   5.75%     4/1/2012
Miami-Dade Cnty., FL Sch. Board COP, Ser. A (Insd.
by AMBAC)                                                         5.875%    10/1/2016
Pinellas Cnty., FL Edl. Facs. Auth. RB, Barry Univ.
Proj.                                                             5.875%    10/1/2025           3,185,000      3,417,601
Pinellas Cnty., FL Edl. Facs. Auth. RB, Clearwater
Christian College                                                  8.00%     2/1/2011           2,760,000      3,195,086
Pinellas Cnty., FL Edl. Facs. Auth. RB, Eckerd
College                                                            7.75%     7/1/2014             620,000        632,989
Pinellas Cnty., FL Edl. Facs. Auth. RRB, Barry
Univ. Proj.                                                        6.25%    10/1/2015
Tampa, FL RB, Univ. Tampa Proj.                                    5.50%     4/1/2012
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle
Aeronautical Univ., Ser. A                                         5.75%   10/15/2029           3,180,000      3,271,139
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle
Aeronautical Univ., Ser. A                                        6.125%   10/15/2016           1,025,000      1,101,260
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle
Aeronautical Univ., Ser. A                                        6.125%   10/15/2026           5,000,000      5,269,050
                                                                                                          --------------
                                                                                                              20,924,935
                                                                                                          --------------
ELECTRIC REVENUE - 2.2%
Gainesville, FL Util. Sys. RB, Ser. B                              6.50%    10/1/2013
Gainesville, FL Util. Sys. RB, Ser. B                              7.50%    10/1/2008
Gainesville, FL Util. Sys. RB, Ser. B                              7.50%    10/1/2009
Lakeland, FL Elec. & Wtr. RRB, Energy Sys. First
Lien (Insd. by FSA)                                                6.05%    10/1/2010

ESCROW - 2.7%
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 3                      5.30%    10/1/2006
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 3                      5.50%    10/1/2008
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 3                      5.70%    10/1/2011
Orange Cnty., FL Hlth. Facs. Auth. RB, Hospital
Adventist Health Systems                                           6.25%   11/15/2024
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser 2                  5.60%    10/1/2010


                                                             Evergreen Florida Municipal     Evergreen Florida High Income
                                                                     Bond Fund               Municipal Bond Fund Pro Forma
---------------------------------------------------------------------------------------------------------------------------
                                                            Principal                            Principal
                                                              Amount     Market Value              Amount     Market Value
---------------------------------------------------------------------------------------------------------------------------
Fulton Cnty., GA Residential Care Facs. RB, Sr.
Lien RHA Assisted Living, Ser. A                                                                 3,360,000      3,234,000
Hialeah Gardens, FL IDA RRB, Waterford Convalescent,
Ser. A                                                                                           1,100,000      1,132,802
Hillsborough Cnty., FL IDA RB, Lakeshore Villas
Proj., Sr. Ser. A                                           5,000,000       4,566,450            6,590,000      6,018,581
Homestead, FL IDA RB, Community Rehabilitation
Providers Program, Ser. A                                                                        3,115,000      3,188,483
Jacksonville, FL Hlth. Facs. Auth. IDRB, Natl.
Benevolant Assn.                                                                                   500,000        529,420
Jacksonville, FL Hlth. Facs. Auth. RB, Cypress
Vlg. Proj.                                                                                       1,250,000      1,276,525
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress
Cove Hlth. Proj., Ser. A                                                                         3,290,000      3,064,997
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress
Cove Hlth. Proj., Ser. A                                                                         6,575,000      6,044,134
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress
Cove Hlth. Proj., Ser. B                                                                         1,155,000      1,158,604
Lee Cnty., FL IDA Hlth. Care Facs. RB, Shell
Point Vlg. Proj., Ser. A                                                                         2,200,000      2,001,230
Lee Cnty., FL IDA Hlth. Care Facs. RB, Shell
Point Vlg. Proj., Ser. A                                                                         1,015,000      1,063,233
Lee Cnty., FL IDA Hlth. Care RB, Shell Vlg.
Proj., Ser. A                                               1,150,000       1,197,529            1,150,000      1,197,529
Lee Cnty., FL IDA RRB, Encore Nursing Ctr.                                                         530,000        547,188
Orange Cnty., FL Hlth. Facs. Auth. RB,
Orlando Lutheran Tower                                                                             395,000        423,610
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando
Lutheran Tower                                                                                     370,000        397,432
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Abbey
Delray South Proj.                                                                               2,750,000      2,767,050
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, JFK Med.
Ctr., Inc. Proj.                                                                                   920,000        938,722
Palm Beach Cnty., FL Hlth. Facs. Auth. RB,
Waterford Proj.                                                                                    965,000        981,830
Palm Beach Cnty., FL Hlth. Facs. Auth. RB,
Waterford Proj.                                                                                    990,000      1,004,691
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Waterford
Proj.                                                       2,750,000       2,717,055            9,250,000      9,139,185
Palm Beach Cnty., FL IDA RB, Geriatric Care, Inc.
Proj., (LOC: Allied Irish Bank Plc)                         2,000,000       2,363,180            3,500,000      4,135,565
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Sunshine
Vlg. Nursing Home                                                                                  200,000        199,786
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Sunshine
Vlg. Nursing Home                                                                                1,100,000      1,064,470
Sarasota Cnty., FL Hlth. Facs. Auth. RB,
Sunnyside Properties                                        1,800,000       1,735,344            2,800,000      2,699,424
St. John's Cnty., FL IDA RB, Bayview Proj., Ser. A                                               2,500,000      2,288,250
St. John's Cnty., FL IDA RB, Glenmoor St. John's
Proj., Ser. A                                                                                    5,000,000      5,022,250
St. John's Cnty., FL IDA RB, Glenmoor St. John's
Proj., Ser. A                                                                                    6,000,000      6,026,700
St. John's Cnty., FL IDA RB, Vicars Landing
Proj., Ser. A                                                                                    2,510,000      2,602,694
Volusia Cnty., FL IDA, First Mtge. RB, Bishop
Glenn Proj.                                                                                      2,000,000      2,441,020
                                                                        -------------                       -------------
                                                                           17,921,043                          89,326,920
                                                                        -------------                       -------------
EDUCATION - 5.6%
Broward Cnty., FL Edl. Facs. Auth. RB                       2,955,000       3,396,388            2,955,000      3,396,388
Broward Cnty., FL Edl. Facs. Auth. RB                       2,290,000       2,609,524            2,290,000      2,609,524
Dade Cnty., FL Edl. Facs. Auth. RB, St. Thomas Univ.
(LOC: SunTrust Bank)                                        2,000,000       2,142,460            2,000,000      2,142,460
Dade Cnty., FL Edl. Facs. Auth. RB, St. Thomas Univ.
(LOC: SunTrust Bank)                                        2,000,000       2,146,900            2,000,000      2,146,900
Hillsborough Cnty., FL Sch. Board COP                                                            3,700,000      4,037,810
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Ser. A
(Insd. by AMBAC)                                            2,950,000       3,366,953            2,950,000      3,366,953
Miami-Dade Cnty., FL Sch. Board COP, Ser. A (Insd.
by AMBAC)                                                   3,190,000       3,555,766            3,190,000      3,555,766
Pinellas Cnty., FL Edl. Facs. Auth. RB, Barry Univ.
Proj.                                                                                            3,185,000      3,417,601
Pinellas Cnty., FL Edl. Facs. Auth. RB, Clearwater
Christian College                                                                                2,760,000      3,195,086
Pinellas Cnty., FL Edl. Facs. Auth. RB, Eckerd
College                                                                                            620,000        632,989
Pinellas Cnty., FL Edl. Facs. Auth. RRB, Barry
Univ. Proj.                                                 2,530,000       2,881,771            2,530,000      2,881,771
Tampa, FL RB, Univ. Tampa Proj.                             1,100,000       1,221,935            1,100,000      1,221,935
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle
Aeronautical Univ., Ser. A                                                                       3,180,000      3,271,139
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle
Aeronautical Univ., Ser. A                                  3,500,000       3,760,400            4,525,000      4,861,660
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle
Aeronautical Univ., Ser. A                                  4,100,000       4,320,621            9,100,000      9,589,671
                                                                        -------------                       -------------
                                                                           29,402,718                          50,327,653
                                                                        -------------                       -------------
ELECTRIC REVENUE - 2.2%
Gainesville, FL Util. Sys. RB, Ser. B                       4,800,000       5,948,688            4,800,000      5,948,688
Gainesville, FL Util. Sys. RB, Ser. B                       3,000,000       3,728,790            3,000,000      3,728,790
Gainesville, FL Util. Sys. RB, Ser. B                       3,000,000       3,785,910            3,000,000      3,785,910
Lakeland, FL Elec. & Wtr. RRB, Energy Sys. First
Lien (Insd. by FSA)                                         5,000,000       5,892,550            5,000,000      5,892,550
                                                                        -------------                       -------------
                                                                           19,355,938                          19,355,938
                                                                        -------------                       -------------

ESCROW - 2.7%
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 3               5,225,000       5,815,582            5,225,000      5,815,582
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 3               5,785,000       6,577,024            5,785,000      6,577,024
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 3               2,000,000       2,324,640            2,000,000      2,324,640
Orange Cnty., FL Hlth. Facs. Auth. RB, Hospital
Adventist Health Systems                                    4,000,000       4,238,280            4,000,000      4,238,280
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser 2           5,000,000       5,584,200            5,000,000      5,584,200
                                                                        -------------                       -------------
                                                                           24,539,726                          24,539,726
                                                                        -------------                       -------------

Evergreen Florida High Municipal Bond Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Schedule of Investments
August 31, 2002

                                                                                         Evergreen Florida High Income
                                                                                              Municipal Bond Fund
------------------------------------------------------------------------------------------------------------------------
                                                                            Maturity
                                                                  Coupon      Date       Principal Amount   Market Value
------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION - Local - 1.4%
Broward Cnty., FL Expressway Auth. GO                             9.875%     7/1/2009
Flagler Cnty., FL Sch. Dist. GO                                    5.85%     9/1/2002
Marshall Creek, FL CDD Spl. Assmt. GO, Ser. A                      7.65%     5/1/2032           2,000,000      2,119,100
Marshall Creek, FL CDD Spl. Assmt. GO, Ser. B                      6.75%     5/1/2007           1,890,000      1,931,372
Palm Beach Cnty., FL GO                                            6.50%     7/1/2010
                                                                                                          --------------
                                                                                                               4,050,472
                                                                                                          --------------
HOSPITAL - 15.4%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands
Teaching Hosp., Ser. A (Insd. by MBIA)                             6.25%    12/1/2016
Broward Cnty., FL Hlth. Facs. Auth. RRB, Catholic
Hlth. Svcs.                                                        5.25%    8/15/2010
Broward Cnty., FL Hlth. Facs. Auth. RRB, Catholic
Hlth. Svcs.                                                        5.50%    8/15/2014
Cape Canaveral, FL Hosp. Dist. RB                                  5.25%     1/1/2028           1,000,000        988,190
Cmnwlth. of Puerto Rico Indl. Tourist, Edl., Med.
& Env. Ctl. Facs. RB, Mennonite Gen. Hosp. Proj.,
Ser. A                                                             6.50%     7/1/2012             940,000        933,166
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension
Health Ser. C                                                      5.75%   11/15/2032
Escambia Cnty., FL Hlth. Facs. Auth. RB, Baptist
Hosp., Inc., Ser. B                                                6.00%    10/1/2014           2,550,000      2,597,175
Halifax, FL Hosp. Med. Ctr. Healthcare Facs. RB                    4.60%     4/1/2008
Hillsborough Cnty., FL Hosp. Auth. RB                             6.375%    10/1/2013
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB,
Charity Obl. Group, Ser. C                                         5.75%    8/15/2012
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB,
Charity Obl. Group, Ser. C                                         5.75%    8/15/2013
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB,
Charity Obl. Group, Ser. C                                         5.75%    8/15/2014
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB,
Charity Obl. Group, Ser. C                                         5.75%    8/15/2015
Jacksonville, FL Hlth. Facs. Auth. RB, First
Mtge. Mental Hlth. Ser. A                                          7.00%    10/1/2029           3,915,000      3,772,377
Lee Cnty., FL IDA Hlth. Care RB, Shell Point Vlg.
Proj., Ser. A                                                      5.75%   11/15/2014
Leesburg, FL Hosp. RB, Leesburg Regl. Med. Ctr.
Proj., Ser. A                                                     6.125%     7/1/2012
Leesburg, FL Hosp. RB, Leesburg Regl. Med. Ctr.
Proj., Ser. A                                                     6.125%     7/1/2018           3,110,000      3,207,063
Leesburg, FL Hosp. RB, Leesburg Regl. Med. Ctr.
Proj., Ser. B                                                      5.70%     7/1/2018
Leesburg, FL Hosp. RRB, Leesburg Regl. Med. Ctr.
Proj., Ser. A                                                      5.60%     7/1/2008           5,000,000      5,438,500
Leesburg, FL Hosp. RRB, Leesburg Regl. Med. Ctr.
Proj., Ser. A                                                     5.625%     7/1/2013           1,515,000      1,558,435
Medical Univ., SC Hosp. Auth. RRB, Hosp. Facs.,
Ser. A                                                             6.50%    8/15/2032           3,000,000      3,072,720
North Miami, FL Hlth. Facs. Auth. RB, Catholic Hlth.
Svcs.(LOC: SunTrust Bank)                                          6.00%    8/15/2016
Orange Cnty., FL Hlth. Facs. Auth. RB, Lakeside
Apts., Inc.                                                        6.50%     7/1/2013           1,040,000      1,020,115
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Regl.
Healthcare Sys., Ser. 99-D (Insd. by MBIA)                         5.75%    10/1/2012
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. C                      6.25%    10/1/2016
Palm Beach Cnty., FL Hlth. Facs. Auth. RB                          9.50%     8/1/2013
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Abbey
DelRay So. Proj.                                                   4.80%    10/1/2002
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Abbey
DelRay So. Proj.                                                   5.00%    10/1/2003
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Abbey
DelRay So. Proj.                                                   5.00%    10/1/2004
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Abbey
DelRay So. Proj.                                                   5.10%    10/1/2005
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Abbey
DelRay So. Proj.                                                   5.20%    10/1/2006
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Abbey
DelRay So. Proj.                                                   5.30%    10/1/2007
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Good
Samaritan Hlth. Sys.                                               6.20%    10/1/2011
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Good
Samaritan Hlth. Sys.                                               6.30%    10/1/2022
Polk Cnty., FL IDA RB, Winter Haven Hosp. (Insd.
by MBIA)                                                           6.25%     9/1/2015
South Broward, FL Hosp. Dist. RB                                   5.60%     5/1/2027           7,000,000      7,106,190
St. John's Cnty., FL IDA RB, Bayview Proj., Ser. A                 7.00%    10/1/2012           1,125,000      1,101,881
Tampa, FL Hosp. RB, H. Lee Moffitt, Ser. A                         5.75%     7/1/2019           1,500,000      1,562,220
West Orange Healthcare Dist. of FL RB, Ser. A                      5.80%     2/1/2031           3,000,000      3,043,740
                                                                                                          --------------
                                                                                                              35,401,772
                                                                                                          --------------
HOUSING - 18.9%
Boynton Beach, FL MHRB, Clipper Cove Apts.                         6.35%     7/1/2016             750,000        795,990
Boynton Beach, FL MHRB, Clipper Cove Apts.                         6.45%     1/1/2027
Brevard Cnty., FL Hsg. Fin. Auth. RB, Ser. C                       5.00%     9/1/2015           2,000,000      2,045,880
Brevard Cnty., FL Hsg. Fin. Auth. RB, Refunding,
Ser. B                                                             6.50%     9/1/2022           2,000,000      2,236,980
Dade Cnty., FL SFHRB                                               7.00%     3/1/2024
Duval Cnty., FL HFA RB, St. Augustine Apts. Proj.                  6.00%     3/1/2021           4,820,000      4,972,264
Duval Cnty., FL HFA SFHRB                                          5.85%    10/1/2027
Escambia Cnty., FL HFA RB, Ser. A                                  5.55%    10/1/2023           3,030,000      3,105,144
Florida HFA RB, St. Cloud Vlg. Proj., Ser. D                       5.95%     2/1/2030           4,905,000      5,119,692
Florida HFA RB, St. Cloud Vlg. Proj., Ser. E                       8.00%     2/1/2030           1,395,000      1,387,188
Florida HFA RB, Sunset Place, Ser. K-3                             6.50%    10/1/2029           1,180,000      1,146,299
Florida HFA RB, The Vineyards Proj., Ser. H                        6.50%    11/1/2025           1,500,000      1,516,185
Florida Hsg. Fin. Corp. RB                                         6.20%     8/1/2016
Florida Hsg. Fin. Corp. RB                                         6.35%     5/1/2026


                                                            Evergreen Florida Municipal     Evergreen Florida High Income
                                                                    Bond Fund               Municipal Bond Fund Pro Forma
--------------------------------------------------------------------------------------------------------------------------
                                                           Principal                            Principal
                                                             Amount     Market Value              Amount     Market Value
--------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION - Local - 1.4%
Broward Cnty., FL Expressway Auth. GO                       4,000,000       5,329,480            4,000,000      5,329,480
Flagler Cnty., FL Sch. Dist. GO                               775,000         775,093              775,000        775,093
Marshall Creek, FL CDD Spl. Assmt. GO, Ser. A                                                    2,000,000      2,119,100
Marshall Creek, FL CDD Spl. Assmt. GO, Ser. B                                                    1,890,000      1,931,372
Palm Beach Cnty., FL GO                                     1,880,000       2,263,501            1,880,000      2,263,501
                                                                        -------------                        ------------
                                                                            8,368,074                          12,418,546
                                                                        -------------                        ------------
HOSPITAL - 15.4%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands
Teaching Hosp., Ser. A (Insd. by MBIA)                      4,000,000       4,814,960            4,000,000      4,814,960
Broward Cnty., FL Hlth. Facs. Auth. RRB, Catholic
Hlth. Svcs.                                                 4,660,000       5,090,118            4,660,000      5,090,118
Broward Cnty., FL Hlth. Facs. Auth. RRB, Catholic
Hlth. Svcs.                                                 3,730,000       4,050,221            3,730,000      4,050,221
Cape Canaveral, FL Hosp. Dist. RB                                                                1,000,000        988,190
Cmnwlth. of Puerto Rico Indl. Tourist, Edl., Med.
& Env. Ctl. Facs. RB, Mennonite Gen. Hosp. Proj.,
Ser. A                                                                                             940,000        933,166
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension
Health Ser. C                                              10,000,000      10,367,200           10,000,000     10,367,200
Escambia Cnty., FL Hlth. Facs. Auth. RB, Baptist
Hosp., Inc., Ser. B                                         2,950,000       3,004,575            5,500,000      5,601,750
Halifax, FL Hosp. Med. Ctr. Healthcare Facs. RB             1,080,000       1,126,958            1,080,000      1,126,958
Hillsborough Cnty., FL Hosp. Auth. RB                       3,440,000       3,521,631            3,440,000      3,521,631
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB,
Charity Obl. Group, Ser. C                                  4,300,000       4,900,022            4,300,000      4,900,022
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB,
Charity Obl. Group, Ser. C                                  4,550,000       5,184,907            4,550,000      5,184,907
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB,
Charity Obl. Group, Ser. C                                  2,810,000       3,202,107            2,810,000      3,202,107
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB,
Charity Obl. Group, Ser. C                                  2,090,000       2,381,639            2,090,000      2,381,639
Jacksonville, FL Hlth. Facs. Auth. RB, First
Mtge. Mental Hlth. Ser. A                                                                        3,915,000      3,772,377
Lee Cnty., FL IDA Hlth. Care RB, Shell Point Vlg.
Proj., Ser. A                                               1,535,000       1,572,316            1,535,000      1,572,316
Leesburg, FL Hosp. RB, Leesburg Regl. Med. Ctr.
Proj., Ser. A                                               5,000,000       5,240,350            5,000,000      5,240,350
Leesburg, FL Hosp. RB, Leesburg Regl. Med. Ctr.
Proj., Ser. A                                               3,000,000       3,093,630            6,110,000      6,300,693
Leesburg, FL Hosp. RB, Leesburg Regl. Med. Ctr.
Proj., Ser. B                                               4,890,000       4,993,326            4,890,000      4,993,326
Leesburg, FL Hosp. RRB, Leesburg Regl. Med. Ctr.
Proj., Ser. A                                                                                    5,000,000      5,438,500
Leesburg, FL Hosp. RRB, Leesburg Regl. Med. Ctr.
Proj., Ser. A                                                                                    1,515,000      1,558,435
Medical Univ., SC Hosp. Auth. RRB, Hosp. Facs.,
Ser. A                                                                                           3,000,000      3,072,720
North Miami, FL Hlth. Facs. Auth. RB, Catholic Hlth.
Svcs.(LOC: SunTrust Bank)                                   1,000,000       1,070,580            1,000,000      1,070,580
Orange Cnty., FL Hlth. Facs. Auth. RB, Lakeside
Apts., Inc.                                                 3,000,000       2,942,640            4,040,000      3,962,755
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Regl.
Healthcare Sys., Ser. 99-D (Insd. by MBIA)                  8,010,000       9,054,744            8,010,000      9,054,744
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. C               2,015,000       2,453,182            2,015,000      2,453,182
Palm Beach Cnty., FL Hlth. Facs. Auth. RB                   2,395,000       3,203,265            2,395,000      3,203,265
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Abbey
DelRay So. Proj.                                              805,000         806,038              805,000        806,038
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Abbey
DelRay So. Proj.                                              775,000         787,408              775,000        787,408
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Abbey
DelRay So. Proj.                                              850,000         867,807              850,000        867,807
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Abbey
DelRay So. Proj.                                              930,000         948,926              930,000        948,926
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Abbey
DelRay So. Proj.                                              975,000         992,004              975,000        992,004
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Abbey
DelRay So. Proj.                                            1,000,000       1,014,840            1,000,000      1,014,840
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Good
Samaritan Hlth. Sys.                                        3,695,000       3,932,514            3,695,000      3,932,514
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Good
Samaritan Hlth. Sys.                                        6,000,000       6,390,120            6,000,000      6,390,120
Polk Cnty., FL IDA RB, Winter Haven Hosp. (Insd.
by MBIA)                                                    6,475,000       6,692,625            6,475,000      6,692,625
South Broward, FL Hosp. Dist. RB                                                                 7,000,000      7,106,190
St. John's Cnty., FL IDA RB, Bayview Proj., Ser. A                                               1,125,000      1,101,881
Tampa, FL Hosp. RB, H. Lee Moffitt, Ser. A                                                       1,500,000      1,562,220
West Orange Healthcare Dist. of FL RB, Ser. A                                                    3,000,000      3,043,740
                                                                        -------------                        ------------
                                                                          103,700,653                         139,102,425
                                                                        -------------                        ------------
HOUSING - 18.9%
Boynton Beach, FL MHRB, Clipper Cove Apts.                                                         750,000        795,990
Boynton Beach, FL MHRB, Clipper Cove Apts.                  1,500,000       1,584,825            1,500,000      1,584,825
Brevard Cnty., FL Hsg. Fin. Auth. RB, Ser. C                                                     2,000,000      2,045,880
Brevard Cnty., FL Hsg. Fin. Auth. RB, Refunding,
Ser. B                                                                                           2,000,000      2,236,980
Dade Cnty., FL SFHRB                                          110,000         110,883              110,000        110,883
Duval Cnty., FL HFA RB, St. Augustine Apts. Proj.                                                4,820,000      4,972,264
Duval Cnty., FL HFA SFHRB                                   6,155,000       6,728,154            6,155,000      6,728,154
Escambia Cnty., FL HFA RB, Ser. A                                                                3,030,000      3,105,144
Florida HFA RB, St. Cloud Vlg. Proj., Ser. D                                                     4,905,000      5,119,692
Florida HFA RB, St. Cloud Vlg. Proj., Ser. E                                                     1,395,000      1,387,188
Florida HFA RB, Sunset Place, Ser. K-3                                                           1,180,000      1,146,299
Florida HFA RB, The Vineyards Proj., Ser. H                                                      1,500,000      1,516,185
Florida Hsg. Fin. Corp. RB                                  2,000,000       2,139,800            2,000,000      2,139,800
Florida Hsg. Fin. Corp. RB                                  1,460,000       1,528,999            1,460,000      1,528,999

Evergreen Florida High Municipal Bond Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Schedule of Investments
August 31, 2002

                                                                                         Evergreen Florida High Income
                                                                                              Municipal Bond Fund
------------------------------------------------------------------------------------------------------------------------
                                                                            Maturity
                                                                  Coupon      Date       Principal Amount   Market Value
------------------------------------------------------------------------------------------------------------------------
Florida Hsg. Fin. Corp. RB, Ser. A                                6.875%    10/1/2012
Florida Hsg. Fin. Corp. RB, Ser. 4-PAC (Insd.
by FSA)                                                            5.85%     7/1/2031
Florida Hsg. Fin. Corp. RB, Ser. 7 (Insd. by
FSA)                                                               6.00%     1/1/2021
Florida Hsg. Fin. Corp. RB, Housing Westlake
Apts., Ser. D-1                                                    5.20%     9/1/2026           1,530,000      1,539,119
Florida Hsg. Fin. Corp. RB, Housing Westlake
Apts., Ser. D-1                                                    5.30%     9/1/2031           2,895,000      2,922,965
Florida Hsg. Fin. Corp. RB, Hunters Run Apts.,
Ser. M                                                             5.40%    8/15/2029           3,000,000      3,056,430
Florida Hsg. Fin. Corp. RB, Sunset Place Homeowner
Mtge., Ser. 4-PAC                                                  5.15%    10/1/2006
Florida Hsg. Fin. Corp. RB, Sunset Place Homeowner
Mtge., Ser. 4-PAC                                                  5.50%    10/1/2009
Hialeah, FL Hsg. Auth. RRB, Patteson Pavilion                      5.15%     5/1/2008
Hillsborough Cnty., FL HFA RB                                     6.625%    10/1/2029
Hillsborough Cnty., FL HFA RB, Clipper Cove
Apts. Proj., Ser. A                                               7.375%     7/1/2040           4,000,000      4,049,560
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.                        7.125%     3/1/2028
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.                         6.50%     3/1/2031
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.                         7.00%     9/1/2031
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.                         7.20%     3/1/2033
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.,
Ser. A                                                             4.20%     9/1/2022           1,120,000      1,138,301
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.,
Ser. A                                                             4.60%     9/1/2033           2,360,000      2,394,385
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.,
Ser. A                                                             7.20%     3/1/2027           1,380,000      1,508,713
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. A,
Sub. Ser. 2                                                        7.45%     9/1/2027           1,280,000      1,428,992
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. A,
Sub. Ser. 2                                                        7.50%     9/1/2027           2,640,000      3,006,590
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. A,
Sub. Ser. 2                                                        6.85%     3/1/2029           2,285,000      2,509,684
Leon Cnty., FL Edl. Facs. Auth. RB, Student Hsg.,
Ser. A                                                             8.25%     5/1/2014           2,325,000      2,429,230
Manatee Cnty., FL HFA MHRB                                         7.45%     5/1/2027           1,720,000      1,882,609
Manatee Cnty., FL HFA Mtge. RRB, Sub. Ser 1                        7.00%    11/1/2027
Manatee Cnty., FL HFA Mtge. RRB, Sub. Ser 1                        7.20%     5/1/2028
Manatee Cnty., FL HFA SFHRB, Sub. Ser. 4                          6.875%    11/1/2026           2,150,000      2,425,071
Metrop. Washington, DC Apt. Auth., Ser. A                          5.75%    10/1/2019
Miami-Dade Cnty., FL Hsg. Fin. Auth. RB, Home
Ownership Mtge., Ser. A-1 (Insd. by GNMA & FNMA)                   6.00%    10/1/2032
North Tampa, FL Hsg. Dev. Corp. RB, Country Oaks
Apts., Ser. A (Insd. by FNMA)                                      6.90%     1/1/2024
Orange Cnty., FL HFA MHRB, Brentwood Park Apts.                    6.40%     7/1/2032           9,935,000      9,356,683
Orange Cnty., FL HFA MHRB, Buena Vista Place II,
Ser. I                                                             6.90%     7/1/2039           2,845,000      2,710,261
Orange Cnty., FL HFA MHRB, Palm West Apts. Proj.,
Ser. B                                                             6.50%     3/1/2034           2,900,000      2,685,545
Orange Cnty., FL HFA MHRB, Palms at Brentwood, Ser. K              6.50%    12/1/2034          14,800,000     13,713,976
Orange Cnty., FL HFA RB                                           5.625%     9/1/2028
Orange Cnty., FL HFA SFHRB, Ser. B (Insd. by GNMA &
FNMA)                                                              6.85%    10/1/2027           2,045,000      2,135,512
Palm Beach Cnty., FL HFA SFHRB, Ser. A (Insd. by GNMA)             6.50%    10/1/2021           1,030,000      1,086,156
Palm Beach Cnty., FL HFA SFHRB, Daughters of Charity,
Ser. A (Insd. by GNMA)                                             7.60%     3/1/2023           1,890,000      1,911,054
Pinellas Cnty., FL HFA MHRB, Emerald Bay Apts. Proj.,
Ser. A                                                             5.00%     4/1/2028
Pinellas Cnty., FL HFA MHRB, Multi-Cnty. Program                   5.35%     9/1/2024           1,000,000      1,018,640
Pinellas Cnty., FL HFA SFHRB                                       7.25%     9/1/2029
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj.,
Ser. A (Insd. by GNMA & FNMA)                                      6.25%     8/1/2012
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj.,
Ser. A-1                                                           7.20%     9/1/2029
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj.,
Ser. A-1                                                           5.95%     3/1/2030
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj.,
Ser. B-1                                                           6.00%     9/1/2021           1,615,000      1,713,967
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj.,
Ser. B-1                                                           6.10%     9/1/2026             910,000        962,544
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj.,
Ser. C-1                                                           6.30%     3/1/2029
Winter Haven, FL Hsg. Auth. MHRB, Abbey Lane Apts.,
Ser. C (Insd. by FNMA)                                             7.00%     7/1/2012             845,000        862,897
Winter Haven, FL Hsg. Auth. MHRB, Abbey Lane Apts.,
Ser. C (Insd. by FNMA)                                             7.00%     7/1/2024           2,000,000      2,042,380
                                                                                                             -----------
                                                                                                              92,816,886
                                                                                                             -----------
INDUSTRIAL DEVELOPMENT REVENUE - 9.5%
Braxton Cnty., WV Solid Wst. Disposal RRB,
Weyerhaeuser Co. Proj.                                             2.40%         VRDN
Dulles Town, VA CDA Spl. Assmt. RB, Dulles Town Ctr.
Proj.                                                              6.25%     3/1/2026           3,000,000      3,021,390
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj.               5.875%     6/1/2022
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj.                6.40%     9/1/2030           4,200,000      4,278,330
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj.                6.90%     8/1/2022           5,125,000      5,360,904
Hernando Cnty., FL IDA RB, Crushed Stone Co.                       8.50%    12/1/2014           3,610,000      3,775,013
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj.                6.75%     7/1/2029           8,410,000      7,312,579
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj.,
Ser. A                                                             6.50%     7/1/2029           3,000,000      2,640,090
Maricopa Cnty., AZ PCRB, El Paso Ele. Co. Proj. Ser. A             6.25%     5/1/2037           4,000,000      4,017,040
Maryland Energy Fin. Admin. Ltd. Obl. RB, Office
Paper Sys., Inc. Proj., Ser. A                                     7.50%     9/1/2015           4,555,000      4,556,458
Mississippi Business Fin. Corp. RB                                 5.80%     3/1/2022          10,750,000      4,358,372
North Springs, FL Impt. Dist. Spl. Assmt. RB, Ser. A               7.00%     5/1/2019             300,000        314,496


                                                             Evergreen Florida Municipal       Evergreen Florida High Income
                                                                      Bond Fund                Municipal Bond Fund Pro Forma
----------------------------------------------------------------------------------------------------------------------------
                                                             Principal                            Principal
                                                               Amount      Market Value              Amount    Market Value
----------------------------------------------------------------------------------------------------------------------------
Florida Hsg. Fin. Corp. RB, Ser. A                            1,895,000       1,898,430            1,895,000      1,898,430
Florida Hsg. Fin. Corp. RB, Ser. 4-PAC (Insd.
by FSA)                                                       2,415,000       2,627,786            2,415,000      2,627,786
Florida Hsg. Fin. Corp. RB, Ser. 7 (Insd. by
FSA)                                                          9,925,000      10,919,386            9,925,000     10,919,386
Florida Hsg. Fin. Corp. RB, Housing Westlake
Apts., Ser. D-1                                                                                    1,530,000      1,539,119
Florida Hsg. Fin. Corp. RB, Housing Westlake
Apts., Ser. D-1                                                                                    2,895,000      2,922,965
Florida Hsg. Fin. Corp. RB, Hunters Run Apts.,
Ser. M                                                                                             3,000,000      3,056,430
Florida Hsg. Fin. Corp. RB, Sunset Place Homeowner
Mtge., Ser. 4-PAC                                               685,000         729,683              685,000        729,683
Florida Hsg. Fin. Corp. RB, Sunset Place Homeowner
Mtge., Ser. 4-PAC                                               455,000         488,315              455,000        488,315
Hialeah, FL Hsg. Auth. RRB, Patteson Pavilion                 1,045,000       1,067,049            1,045,000      1,067,049
Hillsborough Cnty., FL HFA RB                                 4,500,000       5,016,780            4,500,000      5,016,780
Hillsborough Cnty., FL HFA RB, Clipper Cove
Apts. Proj., Ser. A                                                                                4,000,000      4,049,560
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.                      560,000         626,534              560,000        626,534
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.                    1,400,000       1,513,204            1,400,000      1,513,204
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.                    1,785,000       1,972,925            1,785,000      1,972,925
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.                    1,180,000       1,325,541            1,180,000      1,325,541
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.,
Ser. A                                                                                             1,120,000      1,138,301
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.,
Ser. A                                                                                             2,360,000      2,394,385
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.,
Ser. A                                                        2,560,000       2,798,771            3,940,000      4,307,484
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. A,
Sub. Ser. 2                                                                                        1,280,000      1,428,992
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. A,
Sub. Ser. 2                                                     615,000         700,399            3,255,000      3,706,989
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. A,
Sub. Ser. 2                                                                                        2,285,000      2,509,684
Leon Cnty., FL Edl. Facs. Auth. RB, Student Hsg.,
Ser. A                                                                                             2,325,000      2,429,230
Manatee Cnty., FL HFA MHRB                                                                         1,720,000      1,882,609
Manatee Cnty., FL HFA Mtge. RRB, Sub. Ser 1                   1,755,000       1,994,294            1,755,000      1,994,294
Manatee Cnty., FL HFA Mtge. RRB, Sub. Ser 1                   4,935,000       5,563,275            4,935,000      5,563,275
Manatee Cnty., FL HFA SFHRB, Sub. Ser. 4                                                           2,150,000      2,425,071
Metrop. Washington, DC Apt. Auth., Ser. A                     5,040,000       5,482,109            5,040,000      5,482,109
Miami-Dade Cnty., FL Hsg. Fin. Auth. RB, Home
Ownership Mtge., Ser. A-1 (Insd. by GNMA & FNMA)                875,000         944,361              875,000        944,361
North Tampa, FL Hsg. Dev. Corp. RB, Country Oaks
Apts., Ser. A (Insd. by FNMA)                                 1,000,000       1,011,180            1,000,000      1,011,180
Orange Cnty., FL HFA MHRB, Brentwood Park Apts.                                                    9,935,000      9,356,683
Orange Cnty., FL HFA MHRB, Buena Vista Place II,
Ser. I                                                                                             2,845,000      2,710,261
Orange Cnty., FL HFA MHRB, Palm West Apts. Proj.,
Ser. B                                                                                             2,900,000      2,685,545
Orange Cnty., FL HFA MHRB, Palms at Brentwood, Ser. K                                             14,800,000     13,713,976
Orange Cnty., FL HFA RB                                       2,890,000       3,110,536            2,890,000      3,110,536
Orange Cnty., FL HFA SFHRB, Ser. B (Insd. by GNMA &
FNMA)                                                                                              2,045,000      2,135,512
Palm Beach Cnty., FL HFA SFHRB, Ser. A (Insd. by GNMA)                                             1,030,000      1,086,156
Palm Beach Cnty., FL HFA SFHRB, Daughters of Charity,
Ser. A (Insd. by GNMA)                                                                             1,890,000      1,911,054
Pinellas Cnty., FL HFA MHRB, Emerald Bay Apts. Proj.,
Ser. A                                                        3,240,000       3,440,491            3,240,000      3,440,491
Pinellas Cnty., FL HFA MHRB, Multi-Cnty. Program                                                   1,000,000      1,018,640
Pinellas Cnty., FL HFA SFHRB                                    925,000       1,055,712              925,000      1,055,712
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj.,
Ser. A (Insd. by GNMA & FNMA)                                 1,305,000       1,362,094            1,305,000      1,362,094
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj.,
Ser. A-1                                                      2,825,000       3,195,950            2,825,000      3,195,950
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj.,
Ser. A-1                                                      2,195,000       2,284,117            2,195,000      2,284,117
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj.,
Ser. B-1                                                                                           1,615,000      1,713,967
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj.,
Ser. B-1                                                                                             910,000        962,544
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj.,
Ser. C-1                                                      3,945,000       4,207,579            3,945,000      4,207,579
Winter Haven, FL Hsg. Auth. MHRB, Abbey Lane Apts.,
Ser. C (Insd. by FNMA)                                                                               845,000        862,897
Winter Haven, FL Hsg. Auth. MHRB, Abbey Lane Apts.,
Ser. C (Insd. by FNMA)                                                                             2,000,000      2,042,380
                                                                          -------------                       -------------
                                                                             77,429,162                         170,246,048
                                                                          -------------                       -------------
INDUSTRIAL DEVELOPMENT REVENUE - 9.5%
Braxton Cnty., WV Solid Wst. Disposal RRB,
Weyerhaeuser Co. Proj.                                        3,500,000       3,500,000            3,500,000      3,500,000
Dulles Town, VA CDA Spl. Assmt. RB, Dulles Town Ctr.
Proj.                                                                                              3,000,000      3,021,390
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj.           5,230,000       5,157,355            5,230,000      5,157,355
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj.           1,500,000       1,527,975            5,700,000      5,806,305
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj.           8,500,000       8,891,255           13,625,000     14,252,159
Hernando Cnty., FL IDA RB, Crushed Stone Co.                                                       3,610,000      3,775,013
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj.                                                8,410,000      7,312,579
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj.,
Ser. A                                                                                             3,000,000      2,640,090
Maricopa Cnty., AZ PCRB, El Paso Ele. Co. Proj. Ser. A                                             4,000,000      4,017,040
Maryland Energy Fin. Admin. Ltd. Obl. RB, Office
Paper Sys., Inc. Proj., Ser. A                                                                     4,555,000      4,556,458
Mississippi Business Fin. Corp. RB                                                                10,750,000      4,358,372
North Springs, FL Impt. Dist. Spl. Assmt. RB, Ser. A                                                 300,000        314,496

Evergreen Florida High Municipal Bond Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Schedule of Investments
August 31, 2002

                                                                                         Evergreen Florida High Income
                                                                                              Municipal Bond Fund
------------------------------------------------------------------------------------------------------------------------
                                                                            Maturity
                                                                  Coupon      Date       Principal Amount   Market Value
------------------------------------------------------------------------------------------------------------------------
North Springs, FL Impt. Dist. Spl. Assmt. RB, Heron
Bay Proj.                                                          7.00%     5/1/2019           1,802,000      1,889,073
North Springs, FL Impt. Dist. Spl. Assmt. RB, Parkland
Isles Proj., Ser. B                                                6.25%     5/1/2005             115,000        115,631
North Springs, FL Impt. Dist. Spl. Assmt. RB, Wtr.
Mgmt., Ser. A                                                      8.20%     5/1/2024           1,202,000      1,330,482
Ocean Hwy. & Port Auth., FL PCRB, Jefferson Smurfit Corp.          6.50%    11/1/2006           2,605,000      2,553,134
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj.              5.50%    11/1/2009
St. Johns Cnty., FL IDA Hosp. RB, Flager Hosp. Proj.               6.00%     8/1/2008
St. Johns Cnty., FL IDRRB, Vicars Landing Proj., Ser. B           5.125%    2/15/2017           2,000,000      1,980,940
Texas Gulf Coast Wst. Disposal Auth. RB, Champion Intl.
Corp. Proj.                                                        7.45%     5/1/2026
                                                                                                          --------------
                                                                                                              47,503,932
                                                                                                          --------------
LEASE - 1.2%
Greenville Cnty., SC Sch. Dist. Installment RB                     6.00%    12/1/2021


MISCELLANEOUS REVENUE - 1.5%
Gulf Breeze, FL RB, Local Govt. Loan                               5.40%    12/1/2015
Gulf Breeze, FL RB, Local Govt. Loan                               5.50%    12/1/2020
Gulf Breeze, FL RB, Local Govt. Loan                               5.70%    12/1/2020
Miami Beach, FL Redev. Agcy. Tax Increment RB,
City Historic Convention, Ser. B                                   6.25%    12/1/2016           1,000,000      1,084,740
Miami Beach, FL Redev. Agcy. Tax Increment RB,
City Historic Convention, Ser. B                                   6.35%    12/1/2022             500,000        535,620
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
Dist. Spl. Assmt. RB, Unit Dev. No. 5D                             5.50%     8/1/2015
Orlando, FL Spl. Assmt. RB, Conroy Rd. Interchange
Proj., Ser. A                                                      5.50%     5/1/2010           1,000,000      1,006,130
Orlando, FL Spl. Assmt. RB, Conroy Rd. Interchange
Proj., Ser. A                                                      5.80%     5/1/2026           5,000,000      4,917,400
                                                                                                          --------------
                                                                                                               7,543,890
                                                                                                          --------------
PORT AUTHORITY - 1.3%
Hillsborough Cnty., FL Port Dist. RB, Tampa Port
Authority Project Ser. A, (Insd. by MBIA)                          5.75%     6/1/2015
Hillsborough Cnty., FL Port Dist. RB, Tampa Port
Authority Project Ser. A, (Insd. by MBIA)                          5.75%     6/1/2016
Hillsborough Cnty., FL Port Dist. RB, Tampa Port
Authority Project Ser. A, (Insd. by MBIA)                          5.75%     6/1/2017
Hillsborough Cnty., FL Port Dist. RB, Tampa Port
Authority Project Ser. A, (Insd. by MBIA)                          5.75%     6/1/2018
Hillsborough Cnty., FL Port Dist. RB, Tampa Port
Authority Project Ser. A, (Insd. by MBIA)                          5.75%     6/1/2019
Hillsborough Cnty., FL Port Dist. RB, Tampa Port
Authority Project Ser. A, (Insd. by MBIA)                          5.75%     6/1/2020
Jacksonville, FL Port Auth.                                        5.70%    11/1/2030           2,000,000      2,093,080
                                                                                                          --------------
                                                                                                               2,093,080
                                                                                                          --------------
PUBLIC FACILITIES - 3.8%
Florida Division Bond Fin. Dept. RB, Dept. of
Env. Preservation (Insd. by MBIA)                                  5.25%     7/1/2007
Heritage Harbor, FL RB                                             7.75%     5/1/2019           2,777,000      2,801,799
Heritage Isles, FL CDD Spl. Assmt. RB, Ser. A                      7.10%    10/1/2023           4,000,000      3,815,240
Miami Beach, FL Redev. Agcy. Tax Increment RB,
City Ctr. Historic Convention Vlg.                                 5.80%    12/1/2013
Palm Beach Cnty., FL Criminal Justice Facs. RB
(Insd. by FGIC)                                                    7.20%     6/1/2015
Puerto Rico Pub. Fin. Corp. RB, Comnwlth.
Appropriation, Ser. E                                              5.75%     8/1/2030           3,500,000      3,806,285
Stoneybrook, FL CDD Golf Course RB                                 7.00%    10/1/2022           9,630,000      9,229,488
                                                                                                          --------------
                                                                                                              19,652,812
                                                                                                          --------------
RESOURCE RECOVERY - 0.8%
Dade Cnty., FL Solid Wst. Sys. Spl. Obl. RB
(Insd. by AMBAC)                                                   6.00%    10/1/2006
Pennsylvania Econ. Dev. Fin. Auth. Resource
Recovery RB, Colver Proj., Ser D                                   7.05%    12/1/2010             750,000        781,545
Pennsylvania Econ. Dev. Fin. Auth. Resource
Recovery RB, Colver Proj., Ser.D                                  7.125%    12/1/2015           1,000,000      1,046,250
                                                                                                          --------------
                                                                                                               1,827,795
                                                                                                          --------------
SALES TAX - 0.7%
Jacksonville, FL Excise Taxes RB, Ser. B
(Insd. by FGIC)                                                    5.75%    10/1/2012
Jacksonville, FL Excise Taxes RB, Ser. B
(Insd. by FGIC)                                                    5.75%    10/1/2013



SOLID WASTE - 0.4%
Granite City, IL Solid Wst. Disp. RB, Wst. Mgmt.Proj.              5.00%     5/1/2027


SPECIAL TAX - 0.4%
Brevard Cnty., FL Tourist Dev. Tax RB, Marlin Spring              6.875%     3/1/2013           1,000,000      1,046,620
Miami Beach, FL Redev. Agcy. Tax Increment RB,
City Ctr. Historic Convention Vlg.                                5.625%    12/1/2009
                                                                                                          --------------
                                                                                                               1,046,620
                                                                                                          --------------
TOBACCO REVENUE- 1.4%
Tobacco Settlement Fin. Corp. RB, Asset Backed                     5.75%     6/1/2032           5,000,000      4,862,800
Washington, DC Tobacco Settlement Financing Corp. RB               6.25%    5/15/2024
                                                                                                          --------------
                                                                                                               4,862,800
                                                                                                          --------------
TRANSPORTATION - 2.5%
Nevada Dept. Business & Industry RB, Las Vegas
Monorail Proj.                                                    7.375%     1/1/2040           2,000,000      1,945,340


                                                              Evergreen Florida Municipal      Evergreen Florida High Income
                                                                       Bond Fund               Municipal Bond Fund Pro Forma
-------------------------------------------------------------------------------------------------------------------------------
                                                                Principal                           Principal
                                                                  Amount      Market Value             Amount    Market Value
-------------------------------------------------------------------------------------------------------------------------------
North Springs, FL Impt. Dist. Spl. Assmt. RB, Heron
Bay Proj.                                                                                             1,802,000      1,889,073
North Springs, FL Impt. Dist. Spl. Assmt. RB, Parkland
Isles Proj., Ser. B                                                                                     115,000        115,631
North Springs, FL Impt. Dist. Spl. Assmt. RB, Wtr.
Mgmt., Ser. A                                                                                         1,202,000      1,330,482
Ocean Hwy. & Port Auth., FL PCRB, Jefferson Smurfit Corp                                              2,605,000      2,553,134
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj.           11,300,000      12,383,670           11,300,000     12,383,670
St. Johns Cnty., FL IDA Hosp. RB, Flager Hosp. Proj.               945,000         966,896              945,000        966,896
St. Johns Cnty., FL IDRRB, Vicars Landing Proj., Ser. B                                               2,000,000      1,980,940
Texas Gulf Coast Wst. Disposal Auth. RB, Champion Intl.
Corp. Proj.                                                      5,000,000       5,111,850            5,000,000      5,111,850
                                                                              ------------                        ------------
                                                                                37,539,001                          85,042,933
                                                                              ------------                        ------------
LEASE - 1.2%
Greenville Cnty., SC Sch. Dist. Installment RB                  10,000,000      11,074,900           10,000,000     11,074,900
                                                                              ------------                        ------------

MISCELLANEOUS REVENUE - 1.5%
Gulf Breeze, FL RB, Local Govt. Loan                             1,620,000       1,786,293            1,620,000      1,786,293
Gulf Breeze, FL RB, Local Govt. Loan                             1,645,000       1,812,642            1,645,000      1,812,642
Gulf Breeze, FL RB, Local Govt. Loan                             2,095,000       2,288,494            2,095,000      2,288,494
Miami Beach, FL Redev. Agcy. Tax Increment RB,
City Historic Convention, Ser. B                                                                      1,000,000      1,084,740
Miami Beach, FL Redev. Agcy. Tax Increment RB,
City Historic Convention, Ser. B                                                                        500,000        535,620
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
Dist. Spl. Assmt. RB, Unit Dev. No. 5D                             500,000         504,765              500,000        504,765
Orlando, FL Spl. Assmt. RB, Conroy Rd. Interchange
Proj., Ser. A                                                                                         1,000,000      1,006,130
Orlando, FL Spl. Assmt. RB, Conroy Rd. Interchange
Proj.                                                                                                 5,000,000      4,917,400
                                                                              ------------                        ------------
                                                                                 6,392,194                          13,936,084
                                                                              ------------                        ------------
PORT AUTHORITY - 1.3%
Hillsborough Cnty., FL Port Dist. RB, Tampa Port
Authority Project Ser. A, (Insd. by MBIA)                        1,010,000       1,127,120            1,010,000      1,127,120
Hillsborough Cnty., FL Port Dist. RB, Tampa Port
Authority Project Ser. A, (Insd. by MBIA)                        1,060,000       1,174,893            1,060,000      1,174,893
Hillsborough Cnty., FL Port Dist. RB, Tampa Port
Authority Project Ser. A, (Insd. by MBIA)                        1,115,000       1,226,545            1,115,000      1,226,545
Hillsborough Cnty., FL Port Dist. RB, Tampa Port
Authority Project Ser. A, (Insd. by MBIA)                        1,175,000       1,287,682            1,175,000      1,287,682
Hillsborough Cnty., FL Port Dist. RB, Tampa Port
Authority Project Ser. A, (Insd. by MBIA)                        1,240,000       1,354,824            1,240,000      1,354,824
Hillsborough Cnty., FL Port Dist. RB, Tampa Port
Authority Project Ser. A, (Insd. by MBIA)                        1,305,000       1,413,002            1,305,000      1,413,002
                                                                 2,375,000       2,485,532            4,375,000      4,578,612
                                                                              ------------                        ------------
                                                                                10,069,598                          12,162,678
                                                                              ------------                        ------------
PUBLIC FACILITIES - 3.8%
Florida Division Bond Fin. Dept. RB, Dept. of
Env. Preservation (Insd. by MBIA)                                6,500,000       7,153,575            6,500,000      7,153,575
Heritage Harbor, FL RB                                                                                2,777,000      2,801,799
Heritage Isles, FL CDD Spl. Assmt. RB, Ser. A                                                         4,000,000      3,815,240
Miami Beach, FL Redev. Agcy. Tax Increment RB,
City Ctr. Historic Convention Vlg.                               3,000,000       3,131,040            3,000,000      3,131,040
Palm Beach Cnty., FL Criminal Justice Facs. RB
(Insd. by FGIC)                                                  3,000,000       3,929,550            3,000,000      3,929,550
Puerto Rico Pub. Fin. Corp. RB, Comnwlth.
Appropriation, Ser. E                                                                                 3,500,000      3,806,285
                                                                                                      9,630,000      9,229,488
                                                                              ------------                        ------------
                                                                                14,214,165                          33,866,977
                                                                              ------------                        ------------
RESOURCE RECOVERY - 0.8%
Dade Cnty., FL Solid Wst. Sys. Spl. Obl. RB
(Insd. by AMBAC)                                                 5,000,000       5,685,000            5,000,000      5,685,000
Pennsylvania Econ. Dev. Fin. Auth. Resource
Recovery RB, Colver Proj., Ser D                                                                        750,000        781,545
Pennsylvania Econ. Dev. Fin. Auth. Resource                                                           1,000,000      1,046,250
                                                                              ------------                        ------------
                                                                                 5,685,000                           7,512,795
                                                                              ------------                        ------------
SALES TAX - 0.7%
Jacksonville, FL Excise Taxes RB, Ser. B
(Insd. by FGIC)                                                  2,805,000       3,128,220            2,805,000      3,128,220
Jacksonville, FL Excise Taxes RB, Ser. B                         3,050,000       3,381,505            3,050,000      3,381,505
                                                                              ------------                        ------------
                                                                                 6,509,725                           6,509,725
                                                                              ------------                        ------------
SOLID WASTE - 0.4%
Granite City, IL Solid Wst. Disp. RB, Wst. Mgmt.Proj.            3,720,000       3,764,677            3,720,000      3,764,677
                                                                              ------------                        ------------

SPECIAL TAX - 0.4%
Brevard Cnty., FL Tourist Dev. Tax RB, Marlin Spring                                                  1,000,000      1,046,620
Miami Beach, FL Redev. Agcy. Tax Increment RB,
City Ctr. Historic Convention Vlg.                               2,000,000       2,103,580            2,000,000      2,103,580
                                                                              ------------                        ------------
                                                                                 2,103,580                           3,150,200
                                                                              ------------                        ------------
TOBACCO REVENUE- 1.4%
Tobacco Settlement Fin. Corp. RB, Asset Backed                   5,000,000       4,862,800           10,000,000      9,725,600
Washington, DC Tobacco Settlement Financing Corp. RB             7,715,000       7,753,112            7,715,000      7,753,112
                                                                              ------------                        ------------
                                                                                12,615,912                          17,478,712
                                                                              ------------                        ------------
TRANSPORTATION - 2.5%
Nevada Dept. Business & Industry RB, Las Vegas
Monorail Proj.                                                                                        2,000,000      1,945,340

Evergreen Florida High Municipal Bond Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Schedule of Investments
August 31, 2002

                                                                                         Evergreen Florida High Income
                                                                                              Municipal Bond Fund
------------------------------------------------------------------------------------------------------------------------
                                                                            Maturity
                                                                  Coupon      Date       Principal Amount   Market Value
------------------------------------------------------------------------------------------------------------------------
Orlando & Orange Cnty., FL Expressway Auth. RB
(Insd. by AMBAC)                                                  5.375%     7/1/2010
Orlando & Orange Cnty., FL Expressway Auth. RB
(Insd. by FGIC)                                                    6.50%     7/1/2011
                                                                                                          --------------
                                                                                                               1,945,340
                                                                                                          --------------
Utility - 0.7%
Crossings at Fleming Island, FL CDD Util. RB                       6.75%    10/1/2025           1,525,000      1,568,630
Crossings at Fleming Island, FL CDD Util. RB                      7.375%    10/1/2019           1,080,000      1,129,464
Florida Muni. Pwr. Agcy. RRB, Stanton lI Proj.
(Insd. by AMBAC)                                                   5.50%    10/1/2020
                                                                                                          --------------
                                                                                                               2,698,094
                                                                                                          --------------
Water & Sewer - 3.5%
North Springs, FL Wtr. & Swr. RB, Ser. B                           6.50%    10/1/2016
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
Dist. Spl. Assmt. RB, Unit Dev. No. 3A                             7.00%     8/1/2015             500,000        515,025
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
Dist. Spl. Assmt. RB, Unit Dev. No. 43                            6.125%     8/1/2031           1,420,000      1,407,362
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
Dist. Spl. Assmt. RB, Unit Dev. No. 44-A                           6.60%     8/1/2031           1,315,000      1,354,437
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
Dist. Spl. Assmt. RB, Unit Dev. No. 5-B                            6.00%     8/1/2025           2,015,000      2,033,820
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
Dist. Spl. Assmt. RB, Unit Dev. No. 9-B                            5.90%     8/1/2019           1,000,000      1,013,180
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
Dist. Spl. Assmt. RB, Unit Dev. No. 9-B                            6.00%     8/1/2029           2,600,000      2,619,370
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
Dist. Spl. Assmt. RB, Unit Dev. No. 5B                             5.75%     8/1/2014
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
Dist. Spl. Assmt. RB, Unit Dev. No. 9A-A                           7.20%     8/1/2016           2,500,000      2,703,375
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
Dist. Spl. Assmt. RB, Unit Dev. No. 9B                             5.85%     8/1/2013
Orlando, FL Util. Commission, Wtr. & Elec. RB                      6.00%    10/1/2010
Pembroke Pines, FL Cons. Util. Sys. RB (Insd.
by FGIC)                                                           6.25%     9/1/2004
Polk Cnty., FL IDA Solid Wst. Disposal Fac. RB,
Tampa Elec. Co. Proj.                                              5.85%    12/1/2030           2,000,000      2,076,880
Seminole, FL Wtr. Ctl. Dist. Spl. Assmt. RB                        7.25%     8/1/2022           1,785,000      1,864,004
St. Lucie West Svcs. Dist., FL Util. RB                            7.00%    10/1/2010           3,870,000      4,019,460
                                                                                                          --------------
                                                                                                              19,606,913
                                                                                                          --------------
Total Municipal Obligations                                                                                  424,695,671
                                                                                                          --------------
SHORT-TERM INVESTMENTS - 1.7%                                                                   Shares          Value
                                                                                      ----------------------------------
MUTUAL FUND SHARES - 1.7%
Evergreen Institutional Municipal Money Market
Fund O                                                                                          9,099,146      9,099,146
                                                                                                          --------------
------------------------------------------------------------------------------------------------------------------------

Total Investments (cost $431,662,716,
$418,242,824 and $849,905,540, respectively)-98.0%                                                           433,794,817

Other Assets and Liabilities - 2.0%                                                                           12,899,539
                                                                                                          --------------
Net Assets - 100.0%                                                                                         $446,694,356
                                                                                                          ==============
------------------------------------------------------------------------------------------------------------------------


                                                       Evergreen Florida Municipal      Evergreen Florida High Income
                                                                Bond Fund               Municipal Bond Fund Pro Forma
-----------------------------------------------------------------------------------------------------------------------
                                                         Principal                           Principal
                                                           Amount      Market Value             Amount    Market Value
-----------------------------------------------------------------------------------------------------------------------
Orlando & Orange Cnty., FL Expressway Auth. RB
(Insd. by AMBAC)                                         10,000,000      10,474,900           10,000,000     10,474,900
Orlando & Orange Cnty., FL Expressway Auth. RB
(Insd. by FGIC)                                           4,550,000       5,544,676            4,550,000      5,544,676
                                                                      -------------                       -------------
                                                                         16,019,576                          17,964,916
                                                                      -------------                       -------------
Utility - 0.7%
Crossings at Fleming Island, FL CDD Util. RB                                                   1,525,000      1,568,630
Crossings at Fleming Island, FL CDD Util. RB                                                   1,080,000      1,129,464
Florida Muni. Pwr. Agcy. RRB, Stanton lI Proj.
(Insd. by AMBAC)                                          2,925,000       3,169,823            2,925,000      3,169,823
                                                                      -------------                       -------------
                                                                          3,169,823                           5,867,917
                                                                      -------------                       -------------
Water & Sewer - 3.5%
North Springs, FL Wtr. & Swr. RB, Ser. B                  1,335,000       1,481,423            1,335,000      1,481,423
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
Dist. Spl. Assmt. RB, Unit Dev. No. 3A                                                           500,000        515,025
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
Dist. Spl. Assmt. RB, Unit Dev. No. 43                                                         1,420,000      1,407,362
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
Dist. Spl. Assmt. RB, Unit Dev. No. 44-A                                                       1,315,000      1,354,437
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
Dist. Spl. Assmt. RB, Unit Dev. No. 5-B                                                        2,015,000      2,033,820
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
Dist. Spl. Assmt. RB, Unit Dev. No. 9-B                                                        1,000,000      1,013,180
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
Dist. Spl. Assmt. RB, Unit Dev. No. 9-B                                                        2,600,000      2,619,370
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
Dist. Spl. Assmt. RB, Unit Dev. No. 5B                    1,075,000       1,104,509            1,075,000      1,104,509
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
Dist. Spl. Assmt. RB, Unit Dev. No. 9A-A                  1,300,000       1,405,755            3,800,000      4,109,130
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
Dist. Spl. Assmt. RB, Unit Dev. No. 9B                      895,000         927,390              895,000        927,390
Orlando, FL Util. Commission, Wtr. & Elec. RB             4,000,000       4,698,840            4,000,000      4,698,840
Pembroke Pines, FL Cons. Util. Sys. RB (Insd.
by FGIC)                                                  2,500,000       2,618,650            2,500,000      2,618,650
Polk Cnty., FL IDA Solid Wst. Disposal Fac. RB,
Tampa Elec. Co. Proj.                                                                          2,000,000      2,076,880
Seminole, FL Wtr. Ctl. Dist. Spl. Assmt. RB                                                    1,785,000      1,864,004
St. Lucie West Svcs. Dist., FL Util. RB                                                        3,870,000      4,019,460
                                                                      -------------                       -------------
                                                                         12,236,567                          31,843,480
                                                                      -------------                       -------------
Total Municipal Obligations                                             442,906,180                         867,601,851
                                                                      -------------                       -------------
SHORT-TERM INVESTMENTS - 1.7%                             Shares           Value              Shares            Value
                                                      ------------------------------------------------------------------
MUTUAL FUND SHARES - 1.7%
Evergreen Institutional Municipal Money Market
Fund O                                                    5,754,816       5,754,816          14,853,962      14,853,962
                                                                      -------------                       -------------
------------------------------------------------------------------------------------------------------------------------

Total Investments (cost $431,662,716,
$418,242,824 and $849,905,540, respectively)-98.0%                      448,660,996                         882,455,813

Other Assets and Liabilities - 2.0%                                       5,481,110                          18,380,649
                                                                     --------------                       -------------
Net Assets - 100.0%                                                  $  454,142,106                       $ 900,836,462
                                                                     ==============                       =============
------------------------------------------------------------------------------------------------------------------------

O The advisor of the fund and the advisor of the money market fund are each a subsidiary of Wachovia Corporation.

Summary of Abbreviations:

AMBAC  American Municipal Bond Assurance Corporation
CDA    Community Development Authority
CDD    Community Development District
COP    Certificate of Participation
FGIC   Financial Guaranty Insurance Company
FNMA   Federal National Mortgage Association
FSA    Financial Security Assurance Incorporated
GNMA   Government National Mortgage Association
GO     General Obligation
HFA    Housing Finance Authority
IDA    Industrial Development Authority
IDRB   Industrial Development Revenue Bond
IDRRB  Industrial Development Refunding Revenue Bond
LOC    Letter of Credit
MBIA   Municipal Bond Investors Assurance Corporation
MHRB   Multifamily Housing Revenue Bond
PCRB   Pollution Control Revenue Bond
RB     Revenue Bond
RRB    Refunding Revenue Bond
SFHRB  Single Family Housing Revenue Bond

Evergreen Florida High Income Municipal Bond Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Statement of Assets and Liabilities
August 31, 2002

                                                       Evergreen Florida                                  Evergreen Florida
                                                          High Income      Evergreen Florida                 High Income
                                                        Municipal Bond       Municipal Bond                 Municipal Bond
                                                              Fund                Fund       Adjustments    Fund Pro Forma
---------------------------------------------------------------------------------------------------------------------------
Assets
Identified cost of securities                             $ 431,662,716       $ 418,242,824                   $ 849,905,540
Net unrealized gains or losses on securities                  2,132,101          30,418,172                      32,550,273
---------------------------------------------------------------------------------------------------------------------------
Market value of securities                                  433,794,817         448,660,996                     882,455,813
Cash                                                                  0               9,015                           9,015
Receivable for Fund shares sold                               6,163,840             264,586                       6,428,426
Interest receivable                                           8,579,849           7,545,003                      16,124,852
Prepaid expenses and other assets                                32,022              25,070                          57,092
---------------------------------------------------------------------------------------------------------------------------
     Total assets                                           448,570,528         456,504,670                     905,075,198
---------------------------------------------------------------------------------------------------------------------------
Liabilities
Distributions payable                                         1,442,594           1,628,852                       3,071,446
Payable for Fund shares redeemed                                214,589             647,468                         862,057
Advisory fee payable                                             22,262              11,330                          33,592
Distribution Plan expenses payable                               22,704                   0                          22,704
Due to other related parties                                      4,824               4,975                           9,799
Accrued expenses and other liabilities                          169,199              69,939                         239,138
---------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                        1,876,172           2,362,564                       4,238,736

Net assets                                                $ 446,694,356       $ 454,142,106                   $ 900,836,462
===========================================================================================================================


Net assets represented by
Paid-in capital                                           $ 475,544,484       $ 455,118,120                   $ 930,662,604
Overdistributed net investment income                          (218,840)           (145,779)                       (364,619)
Accumulated net realized losses on securities               (30,763,389)        (31,248,407)                    (62,011,796)
Net unrealized gains or losses on securities                  2,132,101          30,418,172                      32,550,273
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $ 446,694,356       $ 454,142,106                   $ 900,836,462
===========================================================================================================================

Class A Shares
Net assets                                                $ 196,678,496       $ 132,374,581                   $ 329,053,077
Shares of beneficial interest outstanding                    19,187,583          13,969,865    (1,055,689)(a)    32,101,759
Net asset value                                           $       10.25       $        9.48                   $       10.25
Maximum offering price (based on sales charge of 4.75%)   $       10.76       $        9.95                   $       10.76

Class B Shares
Net assets                                                $ 135,831,655       $  30,728,368                   $ 166,560,023
Shares of beneficial interest outstanding                    13,251,065           3,242,897      (245,179)(a)    16,248,783
Net asset value                                           $       10.25       $        9.48                   $       10.25

Class C Shares
Net assets                                                $  22,649,608       $   9,780,689                   $  32,430,297
Shares of beneficial interest outstanding                     2,209,607           1,032,154       (77,986)(a)     3,163,775
Net asset value                                           $       10.25       $        9.48                   $       10.25

Class I Shares
Net assets                                                $  91,534,597       $ 281,258,468                   $ 372,793,065
Shares of beneficial interest outstanding                     8,929,732          29,681,483    (2,242,941)(a)    36,368,274
Net asset value                                           $       10.25       $        9.48                   $       10.25

(a) Reflects the impact of converting shares of the target fund into shares of the surviving fund.

             See Notes to Pro Forma Combining Financial Statements.

Evergreen Florida High Income Municipal Bond Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Statement of Operations
Year Ended 8/31/02

                                                         Evergreen Florida                                    Evergreen Florida
                                                            High Income      Evergreen Florida                    High Income
                                                          Municipal Bond       Municipal Bond                   Municipal Bond
                                                                Fund                Fund         Adjustments    Fund Pro Forma
--------------------------------------------------------------------------------------------------------------------------------
Investment income
Interest                                                    $ 28,073,289        $ 24,912,238                     $ 52,985,527
--------------------------------------------------------------------------------------------------------------------------------

Expenses
Advisory fee                                                   2,244,973           1,933,865         466,579  a     4,645,417
Distribution Plan expenses                                     1,964,433             728,007               0        2,692,440
Transfer agent fee                                               205,678             140,059               0          345,737
Administrative services fees                                     431,726             460,444               0          892,170
Custodian fee                                                    119,006             125,849               0          244,855
Printing and postage expenses                                     50,815              31,288         (52,501) b        29,602
Registration and filing fees                                      42,689              50,715         (45,588) c        47,816
Professional fees                                                 24,644              24,308         (15,116) c        33,836
Trustees' fees and expenses                                        7,656               9,536               0           17,192
Other                                                             10,790               5,132          (5,132) c        10,790
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                 5,102,410           3,509,203         348,242        8,959,855
Less:  Expense reductions                                         (5,024)             (5,575)                         (10,599)
        Expense waivers and reimbursements                      (409,006)           (876,923)      1,285,929  d             0
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                   4,688,380           2,626,705       1,634,171        8,949,256
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         23,384,909          22,285,533      (1,634,171)      44,036,271

Net realized and unrealized gains or losses on securities
Net realized losses on securities                             (6,989,688)         (5,567,391)              0      (12,557,079)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized gains or losses on securities        (1,400,316)            936,793                         (463,523)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities     (8,390,004)         (4,630,598)              0      (13,020,602)
Net increase in net assets resulting from operations        $ 14,994,905        $ 17,654,935    ($ 1,634,171)    $ 31,015,669
================================================================================================================================

a Reflects an increase based on the surviving fund's fee schedule and the average net assets of the combined fund.

b Reflects a decrease based on the combined asset level of the surviving fund.

c Reflects a savings resulting from the elimination of duplicate fees of the individual funds.

d Reflects an adjustment to remove fee waivers which will not be applicable at time of merger for the surviving fund.

             See Notes to Pro Forma Combining Financial Statements.

Evergreen Florida High Income Municipal Bond Fund
Notes to Pro Forma Combining Financial Statements (unaudited)
August 31, 2002

1. Basis of Combination - The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments and the related Pro Forma Combining Statement of Operations ("Pro Forma Statements"), reflect the accounts of Evergreen Florida High Income Municipal Bond Fund ("Florida High Income Fund") and Evergreen Florida Municipal Bond Fund ("Florida Municipal Fund") at August 31, 2002 and for the periods then ended.

      The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of Florida Municipal Fund. The Reorganization provides for the acquisition of all the assets and the identified liabilities of Florida Municipal Fund by Florida High Income Fund, in exchange for Class A, Class B, Class C and Class I shares of Florida High Income Fund. Thereafter, there will be a distribution of Class A, Class B, Class C and Class I shares of Florida High Income Fund to the Class A, Class B, Class C and Class I shareholders of Florida Municipal Fund in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of Florida Municipal Fund will become the owners of that number of full and fractional Class A, Class B, Class C and Class I shares of Florida High Income Fund having an aggregate net asset value equal to the aggregate net asset value of their shares of Florida Municipal Fund as of the close of business immediately prior to the date that Florida Municipal Fund net assets are exchanged for Class A, Class B, Class C and Class I shares of Florida High Income Fund.

      The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the respective periods presented.

      The information contained herein is based on the experience of each Fund for the respective periods then ended and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of Florida Municipal Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by Evergreen Investment Management Company, LLC. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Florida High Income Fund. As of August 31, 2002, securities held by Florida Municipal Bond Fund would comply with the compliance guidelines and investment restrictions of Florida High Income Municipal Bond Fund.

      The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2. Shares of Beneficial Interest - The Pro Forma net asset values per share assume the issuance of Class A, Class B, Class C and Class I shares of Florida High Income Fund which would have been issued at August 31, 2002 in connection with the proposed Reorganization. Class A, Class B, Class C and Class I shareholders of Florida Municipal Fund would receive Class A, Class B, Class C and Class I shares, respectively, of Florida High Income Fund based on conversion ratios determined on August 31, 2002. The conversion ratios are calculated by dividing the net asset value per share of Class A, Class B, Class C and Class I of Florida Municipal Fund by the net asset value per share of Class A, Class B, Class C and Class I, respectively, of Florida High Income Fund.

3. Pro Forma Operations - The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro Forma operating expenses include the actual expenses of the Funds adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by determining the expense rates based on the combined average net assets of the two funds and applying those rates to the average net assets of the Florida High Income Fund for the twelve months ended August 31, 2002 and to the average net assets of the Florida Municipal Fund for the twelve months ended August 31, 2002. The adjustments reflect those amounts needed to adjust the combined expenses to these rates.

                            EVERGREEN MUNICIPAL TRUST

                               200 Berkeley Street

                           Boston, Massachusetts 02116

                                 1.800.343.2898

                       SOUTHERN STATE MUNICIPAL BOND FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                 January 1, 2003

 Evergreen Florida High Income Municipal Bond Fund ("Florida High Income Fund")
             Evergreen Florida Municipal Bond Fund ("Florida Fund")
             Evergreen Georgia Municipal Bond Fund ("Georgia Fund")
            Evergreen Maryland Municipal Bond Fund ("Maryland Fund")
      Evergreen North Carolina Municipal Bond Fund ("North Carolina Fund")
      Evergreen South Carolina Municipal Bond Fund ("South Carolina Fund")
            Evergreen Virginia Municipal Bond Fund ("Virginia Fund")

                     (Each a "Fund"; together, the "Funds")

                      Each Fund is a series of an open-end
                       management investment company known
                        as Evergreen Municipal Trust (the
                                    "Trust").

         This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds. It is not a prospectus but should be read in conjunction with the prospectus dated January 1, 2003 for the Fund in which you are making or contemplating an investment. The Funds are offered through a prospectus offering Class A, Class B, Class C and Class I shares. You may obtain a copy of the prospectus without charge by calling 1.800.343.2898 or by downloading it off our website at EvergreenInvestments.com. The information in Part 1 of this SAI is specific information about the Funds. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

         Certain information may be incorporated by reference to the Funds' Annual Report dated August 31, 2002. You may obtain a copy of the Annual Report without charge by calling 1.800.343.2898 or downloading it off our website at EvergreenInvestments.com.

                                TABLE OF CONTENTS

PART 1

TRUST HISTORY...................................................................................................1-1
INVESTMENT POLICIES.............................................................................................1-1
OTHER SECURITIES AND PRACTICES..................................................................................1-3
PRINCIPAL HOLDERS OF FUND SHARES................................................................................1-4
EXPENSES.......................................................................................................1-10
PERFORMANCE....................................................................................................1-15
COMPUTATION OF CLASS A OFFERING PRICE..........................................................................1-18
SERVICE PROVIDERS..............................................................................................1-19
FINANCIAL STATEMENTS...........................................................................................1-21
ADDITIONAL INFORMATION CONCERNING FLORIDA......................................................................1-22
ADDITIONAL INFORMATION CONCERNING GEORGIA......................................................................1-28
ADDITIONAL INFORMATION CONCERNING MARYLAND.....................................................................1-29
ADDITIONAL INFORMATION CONCERNING NORTH CAROLINA...............................................................1-34
ADDITIONAL INFORMATION CONCERNING SOUTH CAROLINA...............................................................1-35
ADDITIONAL INFORMATION CONCERNING VIRGINIA.....................................................................1-37

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES...................................................2-1
PURCHASE, REDEMPTION SHARES....................................................................................2-19
SALES CHARGE WAIVERS AND REDUCTIONS............................................................................2-22
PRICING OF SHARES..............................................................................................2-24
PERFORMANCE CALCULATIONS.......................................................................................2-25
PRINCIPAL UNDERWRITER..........................................................................................2-28
DISTRIBUTION EXPENSES UNDER RULE 12b-1.........................................................................2-29
SERVICE FEES AND COMMISSION PAID TO INVESTMENT FIRMS...........................................................2-31
TAX INFORMATION................................................................................................2-34
BROKERAGE......................................................................................................2-37
ORGANIZATION...................................................................................................2-38
INVESTMENT ADVISORY AGREEMENT..................................................................................2-39
MANAGEMENT OF THE TRUST........................................................................................2-40
CORPORATE AND MUNICIPAL BOND RATINGS...........................................................................2-45
ADDITIONAL INFORMATION.........................................................................................2-54

                                      PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. Each Fund (except Florida High Income Fund) is a non-diversified series of the Trust. Florida High Income Fund is a diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification (Florida High Income Fund)

         Florida  High  Income  Fund  may  not  make  any  investment   that  is
inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, Florida High Income Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         1a.  Non-Diversification (Excluding Florida High Income Fund)

         Each Fund may not make any investment that is inconsistent with its classification as a non-diversified investment company under the 1940 Act.

         Further Explanation of Non-Diversified Funds:

         A non-diversified investment company is not limited by the 1940 Act as to the amount of assets that may be invested in any one issuer. However, in order to qualify as a regulated investment company for tax purposes, each Fund may have no more that 25% of its total assets invested in the securities (other than securities of the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies) of any one issuer. In addition, with respect to 50% of its total assets, each Fund may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, or invest in more than 10% of the voting securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, determined at the time of purchase.

                                      1-1

        2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

                                      1-2

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or U.S. government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         9.  Investment in Federally Tax Exempt Securities

         Each Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission or its staff concerning investment in tax-exempt securities for funds with the words "tax exempt," "tax free" or "municipal" in their names.

                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections under "Additional Information on Securities and Investment Practices" in Part 2 of this SAI. Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectus. The list below applies to all Funds unless noted otherwise.

Money Market Instruments
U.S. Government Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions Repurchase Agreements
Reverse Repurchase  Agreements
Securities Lending
Options and Futures Strategies
Foreign  Securities
Foreign Currency  Transactions
High Yield, High Risk Bonds
Illiquid and  Restricted  Securities
Investment in Other Investment Companies
Short Sales
Swaps, Caps, Floors and Collars
Municipal  Securities

                                      1-3

U.S. Virgin  Islands,  Guam and Puerto Rico
Payment-in-kind  Securities
Zero Coupon "Stripped" Bonds

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of November 30, 2002, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record 5% or more of the outstanding shares of any class of each Fund as of November 30, 2002.

                ---------------------------------------------------- -----------------
                Florida High Income Fund - Class A shares

                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin #97197                              6.26%
                4800 Deer Lake Dr E 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Florida High Income Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin #97H93                              9.36%
                4800 Deer Lake Dr E 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Florida High Income Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin #97WG7                              11.44%
                4800 Deer Lake Dr E 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Florida High Income Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Union National Bank

                Trust Accounts                                       95.15%
                11th Floor CMG-1151
                301 S Tyron Street
                Charlotte, NC 28202
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Florida Fund - Class A shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                                                                     None

                ---------------------------------------------------- -----------------

                                      1-4



                ----------------------------------------------------------------------

                Florida Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin #97H50                              10.71%
                4800 Deer Lake Dr E 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Florida Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin #97TY9                              16.71%
                4800 Deer Lake Dr E 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Florida  Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Union National Bank

                Trust Accounts                                       97.43%
                11th Floor CMG-1151
                301 S Tyron Street
                Charlotte, NC 28202
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Georgia Fund - Class A shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Frances R Maclean                                    14.02%
                412 E 45th Street
                Savannah, GA 31405-2329
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Georgia  Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------

                                                                     None

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Georgia  Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Marjorie J. Chen                                     13.62%
                846 Ponce De Leon Terrace
                Atlanta, GA 30306-3710
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Thomas C. Johnson Jr.                                7.98%
                5315 S Trimble Road NE
                Atlanta, GA 30342-2175
                ---------------------------------------------------- -----------------

                                      1-5



                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Charles N. Coppi                                     7.60%
                Louise Coppi JTTEN
                3207 Eagle Watch Drive
                Woodstock, GA 30189-6853
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Charles R. Ryals                                     6.27%
                104 Barberry Ct
                Warner Robins, GA 31093-8596
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Georgia  Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Union National Bank

                Trust Accounts                                       52.24%
                11th Floor CMG-1151
                301 S Tyron Street
                Charlotte, NC 28202
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Union National Bank

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Maryland  Fund - Class A shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Nigel Victor James                                   8.21%
                Brenda Michael James
                1605 Laurel Brook Road
                Fallston, MD 21047-2126
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                MLPF&S For the Sole Benefit Of Its Customers

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Maryland Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Prudential Securities Inc. FBO
                Ms. Cathy Bernard                                    6.01%
                5532 Greystone Street
                Chevy Chase, MD 20815-5534
                ---------------------------------------------------- -----------------

                                      1-6



                ----------------------------------------------------------------------

                Maryland  Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Robert W. Rabbitt, Jr. Rev Trust                     17.42%
                Robert W. Rabbitt Jr. TTEE
                207 Canterwood Ct.
                Annapolis, MD 21401-5558
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Donaldson, Lufkin , Jenrette

                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers

                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                NFSC FEBO #STL-756660
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------
                Maryland  Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Union National BK/EB/INT

                Cash Account                                         85.67%
                Attn: Trust Accounts
                1525 West WT Harris Blvd
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Union National Bank

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------
                North Carolina  Fund - Class A shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Arrow & Co.
                P.O. Box 30010                                       13.93%
                Durham, NC 27702-3010
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                North Carolina  Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                                                                     None

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                North Carolina  Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                JG Sherrill Family Trust                             11.74%
                Ronald G Sherrill TTEE
                P.O. Box 19083
                Charlotte, NC 28219-9083
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Lewis B. Woodard                                     11.64%
                5133 Grasshopper Road
                Raleigh, NC 27610-9396
                ---------------------------------------------------- -----------------

                                      1-7



                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Mark D. Baxa, MD                                     5.95%
                156 Lake Mist Drive
                Emerson S Point Lake Wylie
                Belmont, NC 28012-9705
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Joe B. Marion and Esther Marion JT/WROS              5.95%
                705 Lasley Road
                Lewisville, NC 27023-8226
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                North Carolina  Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Union National Bank

                Cash/Reinvestment Account                            55.56%
                Attn: Trust Operating Fund Group
                3rd Floor CMG-1151
                401 S Tyron Street
                Charlotte, NC 28202
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Union National Bank

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                South Carolina  Fund - Class A shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                                                                     None

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                South Carolina Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin #97H46                              7.09%
                4800 Deer Lake Dr E 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                South Carolina Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Waco F. Childers, Jr.                                18.69%
                P.O. Box 81
                Greenville, SC 29602-0081
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Annabelle H. Burroughs TTEE                          16.55%
                Burroughs Revoc Trust
                610 Lakeside Drive
                Conway, SC 29526-4324
                ---------------------------------------------------- -----------------

                                      1-8



                ---------------------------------------------------- -----------------
                First Clearing Corporation

                William A. Misiaveg                                  11.27%
                Suzanne K. Misiaveg JJTEN
                314 Water Mill Road
                Greer, SC 29650-3627
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Betty B. Benton                                      7.58%
                814 Britt Street
                Georgetown, SC 29440-3904
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                South Carolina  Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Union National Bank

                Cash/Reinvestment Account                            56.35%
                Attn: Trust Operating Fund Group
                3rd Floor CMG-1151
                1525 West WT Harris Boulevard
                Charlotte, NC 28288
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Union National Bank

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Virginia  Fund - Class A shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Charles Schwab & Co., Inc.
                Special Custody Account FBO                          6.16%
                Exclusive Benefit of Customers
                Reinvest Account Attn: Mutual Fund
                101 Montgomery Street
                San Francisco, CA 94104-4122
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Tunat & Co.
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Virginia  Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                                                                     None

                ---------------------------------------------------- -----------------


                                      1-9


                ----------------------------------------------------------------------

                Virginia Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                C Richard Dobson                                     20.72%
                12670 Patrick Henry Drive
                Newport News, VA 23602-9529
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Virginia Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Union National Bank

                Trust Accounts                                       93.55%
                11th Floor CMG-1151
                301 S Tyron Street
                Charlotte, NC 28202
                ---------------------------------------------------- -----------------


                                    EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Funds. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

         EIMC is entitled to receive from each Fund, except Florida High income Fund, an annual fee equal to 0.42% of the average daily net assets of the Fund. EIMC is entitled to receive from Florida High Income Fund an annual fee equal to 0.52% of the average daily net assets of the Fund. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

                                      1-10

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years.

  ------------------------------- ------------------------------ ------------------------------

  Fiscal Year/Fund                     Advisory Fees Paid            Advisory Fees Waived

  ------------------------------- ------------------------------ ------------------------------
  ---------------------------------------------------------------------------------------------

  Fiscal Year Ended August 31, 2002

  ---------------------------------------------------------------------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Florida High Income Fund               $1,835,968                     $409,006
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Florida Fund                           $1,209,965                     $723,900
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Georgia Fund                             $406,883                     $107,188
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Maryland Fund                            $255,756                     $0
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
   North Carolina Fund                     $745,132                     $744,252
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
   South Carolina Fund                     $550,012                      $36,361
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
   Virginia Fund                           $864,273                      $13,265
  ------------------------------- ------------------------------ ------------------------------
  ---------------------------------------------------------------------------------------------

  Fiscal Year Ended August 31, 2001

  ---------------------------------------------------------------------------------------------
  ------------------------------- ------------------------------ ------------------------------

  Florida High Income Fund               $1,724,667                     $478,369
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Florida Fund                             $860,143                   $1,284,673
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Georgia Fund                             $255,573                     $107,253
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Maryland Fund                            $152,175                      $51,419
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  North Carolina Fund                      $423,224                     $705,819
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  South Carolina Fund                      $253,930                       $0
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Virginia Fund                            $719,387                       $0
  ------------------------------- ------------------------------ ------------------------------
  ---------------------------------------------------------------------------------------------

  Fiscal Year Ended August 31, 2000

  ---------------------------------------------------------------------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Florida High Income Fund               $1,810,045                     $474,438
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Florida Fund                             $921,950                   $1,559,004
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Georgia Fund                             $164,148                     $217,579
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Maryland Fund                            $116,253                      $63,294
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  North Carolina Fund                      $451,751                     $826,400
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  South Carolina Fund                      $221,299                      $52,774
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Virginia Fund                            $484,395                     $280,908
  ------------------------------- ------------------------------ ------------------------------


Brokerage Commissions

         The Funds paid no brokerage commissions during fiscal years 2002, 2001 and 2000.

                                      1-11

Portfolio Turnover

         The Funds generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal years. For more information, see "Principal Underwriter" in Part 2 of this SAI.

--------------------------------- ---------------------------- ----------------------------------

                                   Total Underwriting           Underwriting Commissions Retained
Fiscal Year/Fund                   Commissions

--------------------------------- ---------------------------- ----------------------------------
-------------------------------------------------------------------------------------------------

Fiscal Year ended August 31, 2002

-------------------------------------------------------------------------------------------------
--------------------------------- ---------------------------- ----------------------------------
Florida High Income Fund                $2,307,480                   $50,829
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Florida Fund                              $794,828                   $21,963
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Georgia Fund                              $335,254                    $4,826
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Maryland Fund                             $262,471                    $3,446
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
North Carolina Fund                       $382,852                   $11,567
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
South Carolina Fund                       $263,351                    $3,870
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Virgina Fund                              $690,582                   $28,245
--------------------------------- ---------------------------- ----------------------------------
-------------------------------------------------------------------------------------------------

Fiscal Year ended August 31, 2001

-------------------------------------------------------------------------------------------------
--------------------------------- ---------------------------- ----------------------------------
Florida High Income Fund                 $1,706,049                   $8,238
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Florida Fund                               $274,651                   $8,158
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Georgia Fund                               $202,129                   $1,781
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Maryland Fund                              $109,038                   $2,584
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
North Carolina Fund                         $64,827                   $2,361
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
 South Carolina Fund                        $66,047                   $2,990
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Virgina Fund                               $283,169                  $10,267
--------------------------------- ---------------------------- ----------------------------------
-------------------------------------------------------------------------------------------------

Fiscal Year ended August 31, 2000

-------------------------------------------------------------------------------------------------
--------------------------------- ---------------------------- ----------------------------------
 Florida High Income Fund                $1,222,187                   $0
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
 Florida Fund                              $165,661                   $13,014
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
 Georgia Fund                               $78,927                    $3,156
--------------------------------- ---------------------------- ----------------------------------

                                      1-12

--------------------------------- ---------------------------- ----------------------------------
Maryland Fund                               $49,267                      $0
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
 North Carolina Fund                        $90,636                    $2,444
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
South Carolina Fund                         $30,082                      $559
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Virginia Fund                               $141,710                   $3,445
--------------------------------- ---------------------------- ----------------------------------


12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year ended August 31, 2002. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

=============================== ================ ================================= ==================================

                                    Class A                  Class B                            Class C
Fund
                                ---------------- --------------------------------- ----------------------------------

                                Service Fees     Distribution      Service Fees    Distribution     Service Fees
                                                     Fees                               Fees

=============================== ================ ================= =============== ================ =================
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
Florida High Income Fund           $495,925          $974,425         $324,808         126,956          $42,319
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
Florida Fund*                       $314,965          $249,925         $83,308          $59,857          $19,952
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
Georgia Fund                        $33,561          $120,856         $40,285           $382              $128
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
Maryland Fund                       $56,200          $54,679          $18,226          $17,120           $5,707
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
North Carolina Fund                $117,591          $155,272         $51,757           $739              $246
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
South Carolina Fund                 $43,610          $44,248          $14,750           $222              $74
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
 Virginia Fund                     $159,565          $144,296         $48,099           $592              $198
=============================== ================ ================= =============== ================ =================

*Of the $314,965 in Class A Service fees, $153,023 was waived.

                                      1-13

Trustee Compensation

         Listed below is the Trustee compensation paid by the Funds for the fiscal year ended August 31, 2002 and by the Trust and the eight other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2001. The Trustees do not receive pension or retirement benefits from the Evergreen funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

=========================================================================================
                                                            Total Compensation from the
                                 Aggregate Compensation     Evergreen Fund Complex for
           Trustee             from Fund Group for fiscal     the twelve months ended
                                  year ended 8/31/2002              12/31/2001*
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Laurence B. Ashkin**                      $660                        $40,250
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Charles A. Austin, III                   $1,458                       $93,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Arnold H. Dreyfuss**                      $660                        $43,250
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
K. Dun Gifford                           $1,686                      $109,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
James S. Howell***                        $656                        $40,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Leroy Keith, Jr.                         $1,451                       $92,500
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Gerald M. McDonnell                      $1,618                       $93,500
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Thomas L. McVerry                        $1,451                       $93,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Louis W. Moelchert, Jr.****               $884                        $92,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
William Walt Pettit                      $1,458                       $93,500
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
David M. Richardson                      $1,458                       $93,500
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Russell A. Salton, III                   $1,698                      $103,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Michael S. Scofield                      $1,935                      $120,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Richard J. Shima                         $1,458                       $93,500
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Richard K. Wagoner                       $1,458                       $93,000
=========================================================================================

*Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2001. The amounts listed below will be payable in later years to the respective Trustees:

Austin            $ 55,800
Howell            $ 28,000
McVerry           $ 93,000
Moelchert         $ 92,000
Pettit            $ 93,500
Scofield          $ 39,375

**As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti. ***As of January 1, 2000, James S. Howell retired and became Trustee Emeritus. ****On January 2, 2002, Mr. Moelchert resigned. He received compensation through December 31, 2001.

                                      1-14

                                   PERFORMANCE

Total Return

         Below are the average annual total returns for each class of shares of the Funds (including applicable sales charges) as of August 31, 2002. The after-tax returns shown are for each Fund's oldest class or one of each Fund's oldest classes; after-tax returns for other classes will vary. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

----------------------- -------------------- --------------------- -------------------- ---------------------
Fund/Class              One Year             Five Years            Ten Years or Since   Inception Date of
                                                                   Inception            Class
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Florida High Income Fund (1)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
                        -1.15%               3.38%                5.85%                 6/17/1992
Class A

----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
                        0.14%                3.40%                5.92%                 6/17/1992
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
                        2.19%                3.78%                5.95%                 6/17/1992
Class A+
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class B                 -1.91%               3.28%                5.80%                 7/10/1995
----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 1.03%                3.69%                 6.01%                3/6/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class I                 4.03%                4.65%                 6.55%                9/20/1995
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Florida Fund (1)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 -0.86%               3.92%                 5.43%                5/11/1988
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A+                0.96%                3.76%                 5.37%                5/11/1988
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A+                2.40%                4.07%                 5.44%                5/11/1988
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -1.77%               3.67%                 5.25%                6/30/1995
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 1.21%                4.07%                 5.50%                1/26/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class I                 4.23%                5.03%                 6.01%                6/30/1995
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Georgia Fund (2)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 0.10%                4.69%                 4.76%                7/2/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Class A +              0.06%                4.66%                4.74%                 7/2/1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Class A +              1.69%                4.69%                4.75%                 7/2/1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)

                                      1-15

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -0.67%               4.58%                 4.57%                7/2/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 2.77%                5.63%                 5.28%                3/27/2002
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class I                 5.37%                5.97%                 5.56%                2/28/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Maryland Fund (3)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 0.53%                4.11%                 4.68%                10/30/1990
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A +               1.96%                4.13%                 4.69%                10/30/1990
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A +               2.79%                4.16                  4.61%                10/30/1990
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -0.23%               4.05%                 4.94%                3/27/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 2.77%                4.61%                 5.05%                12/23/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class I                 5.82%                5.39%                 5.44%                10/30/1990
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
North Carolina Fund (2)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 0.51%                4.31%                 5.07%                1/11/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Class A +              0.47%                4.26%                5.03%                 1/11/1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Class A +              2.03%                4.39%                 5.02%                1/11/1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -0.23%               4.21%                 4.87%                1/11/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 3.22%                5.27%                 5.57%                3/27/2002
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class I                 5.82%                5.60%                 5.84%                2/28/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
South Carolina Fund (2)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 0.51%                4.57%                 4.94%                1/3/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Class A +              0.47%                4.49%                4.89%                 1/3/1994
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Class A +              1.87%                4.53%                4.86%                 1/3/1994
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -0.27%               4.47%                 4.77%                1/3/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 3.17%                5.52%                 5.50%                3/27/2002
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class I                 5.77%                5.85%                 5.79%                2/28/1994
----------------------- -------------------- --------------------- -------------------- ---------------------

                                      1-16

-------------------------------------------------------------------------------------------------------------
Virginia Fund (2)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 0.62%                4.82%                 4.95%                7/2/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Class A +              0.58%                4.77%                4.92%                 7/2/1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Class A +              1.97%                4.76%                4.89%                 7/2/1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -0.12%               4.72%                 4.76%                7/2/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 3.33%                5.77%                 5.47%                3/27/2002
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class I                 5.93%                6.10%                 5.75%                2/28/1994
----------------------- -------------------- --------------------- -------------------- ---------------------

(1) Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher. (2) Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. These historical returns for Classes C and I have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

(3) Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class A. These historical returns for Classes B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.

+ The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After tax returns on distributions and the sale of Fund shares assume a complete sale of fund shares at the end of the measurement period, resulting in capital gains taxes or a tax benefit from any resulting capital losses. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

                                      1-17

Yields

         Below are the current and tax equivalent yields of the Funds for the 30-day period ended August 31, 2002. For more information, see "30-Day Yield" and "Tax Equivalent Yield" under "Performance Calculations" in Part 2 of this SAI.

==================================== ============================================= ==============================================

                                                     30-Day Yield                              Tax-Equivalent Yield

------------------------------------ --------------------------------------------- ----------------------------------------------

                      Combined
                      Federal &
                      State Tax
Fund                  Rate           Class A   Class B      Class C     Class I    Class A    Class B     Class C     Class I
===================== ============== ========= ============ =========== ========== ========== =========== =========== ===========
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
                          38.6%       5.23%       4.74%       4.74%       5.75%      8.52%      7.72%       7.72%       9.36%
Florida High Income
Fund
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
Florida Fund              38.6%       4.36%       3.71%       3.70%       4.71%      7.10%      6.04%       6.03%       7.67%
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
Georgia Fund              38.6%       3.77%       3.21%       3.21%       4.21%      6.14%      5.23%       5.23%       6.86%
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
Maryland Fund             38.6%       3.95%       3.39%       3.39%       4.40%      6.43%      5.52%       5.52%       7.17%
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
North Carolina Fund      38.6%       3.93%       3.39%       3.32%       4.38%      6.40%      5.52%       5.41%       7.13%
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
South Carolina Fund      38.6%       3.72%       3.15%       3.15%       4.16%      6.06%      5.13%       5.13%       6.78%
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
Virginia Fund            38.6%       3.88%       3.32%       3.29%       4.33%      6.32%      5.41%       5.36%       7.05%
===================== ============== ========= ============ =========== ========== ========== =========== =========== ===========


                      COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the net asset value (NAV) plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund's Class A shares at August 31, 2002. For more information, see "PurchaseRedemption of Shares."

-------------------------------------- ------------------- ------------------- -------------------

         Fund                          Net Asset Value     Sales Charge        Offering Price
                                       Per Share                               Per Share

-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
Florida High Income Fund                     $10.25              4.75%               $10.76
-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
Florida Fund                                 $9.48               4.75%               $9.95
-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
Georgia Fund                                 $10.24              4.75%               $10.75
-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
Maryland Fund                                $11.13              4.75%               $11.69
-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
North Carolina Fund                          $10.43              4.75%               $10.95
-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
South Carolina Fund                          $10.36              4.75%               $10.88
-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
Virginia Fund                                $10.48              4.75%               $11.00
-------------------------------------- ------------------- ------------------- -------------------

                                      1-18

                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive an annual fee from the Funds at the following rate:

                =================================== ======================================
                     Average Daily Net Assets                  Administrative
                      of the Evergreen Funds                 Services Fee Rates
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------
                        First $50 billion                          0.100%
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------
                        Next $25 billion                           0.090%
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------
                        Next $25 billion                           0.080%
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------
                         Next $25 billion                          0.075%
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------
                   On assets over $125 billion                     0.050%
                =================================== ======================================

         Below are the administrative service fees paid by each Fund for the last three fiscal years. Prior to December 31, 2001, the Funds paid EIS under a different fee schedule.

====================================================================
Fund/Fiscal Year                        Administrative Fees Paid

====================================================================
Fiscal Year Ended August 31, 2002

--------------------------------------------------------------------
--------------------------------------------------------------------
Florida High Income Fund                        $431,726
--------------------------------------------------------------------
--------------------------------------------------------------------
Florida Fund                                    $460,444
--------------------------------------------------------------------
--------------------------------------------------------------------
Georgia Fund                                    $122,398
--------------------------------------------------------------------
--------------------------------------------------------------------
Maryland Fund                                    $60,894
--------------------------------------------------------------------
--------------------------------------------------------------------
North Carolina Fund                             $354,615
--------------------------------------------------------------------
--------------------------------------------------------------------
South Carolina Fund                             $139,613
--------------------------------------------------------------------
--------------------------------------------------------------------
Virginia Fund                                   $208,938
--------------------------------------------------------------------
Fiscal Year Ended August 31, 2001

--------------------------------------------------------------------
--------------------------------------------------------------------
Florida High Income Fund                        $423,661
--------------------------------------------------------------------
--------------------------------------------------------------------
Florida Fund                                    $510,671
--------------------------------------------------------------------
--------------------------------------------------------------------
Georgia Fund                                     $86,387
--------------------------------------------------------------------
--------------------------------------------------------------------
Maryland Fund                                    $48,475
--------------------------------------------------------------------
--------------------------------------------------------------------
North Carolina Fund                             $268,820
--------------------------------------------------------------------
--------------------------------------------------------------------
South Carolina Fund                              $60,460
--------------------------------------------------------------------
--------------------------------------------------------------------
Virginia Fund                                   $171,282
--------------------------------------------------------------------
Fiscal Year Ended August 31, 2000
--------------------------------------------------------------------
--------------------------------------------------------------------
Florida High Income Fund                        $298,197
--------------------------------------------------------------------
--------------------------------------------------------------------
Florida Fund                                    $398,681
--------------------------------------------------------------------
--------------------------------------------------------------------
Georgia Fund                                     $61,739
--------------------------------------------------------------------
--------------------------------------------------------------------
Maryland Fund                                    $29,815
--------------------------------------------------------------------
--------------------------------------------------------------------
North Carolina Fund                             $206,470
--------------------------------------------------------------------

                                      1-19

--------------------------------------------------------------------
South Carolina Fund                              $43,959
--------------------------------------------------------------------
--------------------------------------------------------------------
Virginia Fund                                   $124,137
====================================================================


Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

         Each Fund pays ESC annual fees as follows:


                 -------------------------------------- ----------------- --------------------
                                                         Annual Fee Per     Annual Fee Per
                                                         Open Account*     Closed Account**
                 Fund Type
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Monthly Dividend Funds                 $26.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Quarterly Dividend Funds               $25.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Semiannual Dividend Funds              $24.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Annual Dividend Funds                  $24.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Money Market Funds                     $26.75            $9.00
                 -------------------------------------- ----------------- --------------------

         * For shareholder accounts only. The Funds pay ESC cost plus 15% for broker accounts. ** Closed accounts are maintained on the system in order to facilitate historical tax information.

Distributor

         Evergreen  Distributor,  Inc. (EDI), 90 Park Avenue, New York, New York
10016,   markets  the  Funds   through   broker-dealers   and  other   financial
representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Funds.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of the Funds' securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006, provides legal advice to the Funds.

                                      1-20

                              FINANCIAL STATEMENTS

         The  audited   financial   statements  and  the  reports   thereon  are
incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02226-8400, or by calling toll-free at 1.800.343.2898, or by downloading it off our website at EvergreenInvestments.com.

                                      1-21

                    ADDITIONAL INFORMATION CONCERNING FLORIDA

State Economy

         General. Florida is the nation's fourth most populous state with an estimated population of 15,982,378 as of December 31, 2000. Only California, New York and Texas have populations larger than Florida. The State's population grew from 6,800,000 in 1970, to 12,937,000 in 1990, and to 15,982,378 in 2000. This
represents a 23.5% growth since the 1990 Census. Florida's population is primarily an urban population with approximately 85% of its population located in urbanized areas. The Demographic Estimating Conference Database projects Florida's population will exceed 18,800,000 by 2010 and 21,700,000 by 2020.

         Economic Conditions and Outlook. The current Florida Economic Consensus estimating Conference forecast shows that the Florida economy is expected to grow at a slower pace than was experienced in the last years, but will continue to outperform the U.S. as a whole. Total non-farm employment is expected to increase 1.4% for the 2002-03 fiscal year which will begin July 1, 2002. By the end of fiscal year 2001-02, non-farm employment is expected to reach 7.5 million. Trade and service employment, the two largest sectors, account for more than half of total non-farm employment. Florida's unemployment rate was 3.6% for 2000-01, and is forecasted to rise to 4.3% in 2001-02.

         Tourism is an important element of Florida's economy. Since September's terrorist attacks, Florida has experienced a precipitous drop in tourist arrivals.

         Another important element of Florida's economy is construction. The number of combined single and multi-family private housing starts is expected to fall 22,900 units this year. Total construction expenditures are expected to decrease 2.2% this year, but increase by 1.8% in 2002-03.

Florida's Budget Process

         Balanced Budget Requirement. Florida's constitution requires an annual balanced budget. In addition, the constitution requires a Budget Stabilization Fund equal to 5% of the last fully completed fiscal year's net revenue collections for the General Revenue Fund.

         State Revenue Limitations. On November 8, 1994, the citizens of Florida enacted a Constitutional Amendment on state revenue. This amendment provides that the rate of growth in state revenues is limited to no more than the average annual growth rate in Florida personal income during the past five years. Revenue growth in excess of the limitation is to be deposited into the Budget Stabilization Fund unless two-thirds of the members of both houses of the Legislature vote to raise the limit. The revenue limit is determined by multiplying the average annual growth rate in Florida personal income over the past five years times state revenues for the previous year.

         Budget Process. Chapter 216, Florida Statutes, promulgates the process used to develop the budget for the State of Florida. By September 1 of each year, the head of each State agency and the Chief Justice of the Supreme Court for the Judicial Branch submit a final annual budget request to the Governor and Legislature. Then, at least 45 days before the scheduled annual legislative session in each year, the Governor, as chief budget officer, submits his recommended budget to each legislator.

         The Governor also provides estimates of revenues sufficient to fund the recommended appropriations. Estimates for the General Revenue Fund, Budget Stabilization Fund and Working Capital Fund are made by the Revenue Estimating Conference. This group includes members of the executive and legislative branches with forecasting experience who develop official information regarding anticipated State and local government revenues as needed for the state budgeting process. In addition to the Revenue Estimating Conference, other consensus estimating conferences cover national and state economics, national

                                      1-22
and state demographics, the state public education system, criminal justice system, social services system, transportation planning and budgeting, the child welfare system, the juvenile justice system and the career education planning process.

         Trust fund revenue estimates are generally made by the agency that administers the fund. These estimates are reviewed by the Governor and then incorporated into his recommended budget.

         The Governor's recommended budget forms the basis of the appropriations bill. As amended and approved by the Legislature (subject to the line-item veto power of the Governor and override authority of the Legislature), this bill becomes the General Appropriations Act.

         The Governor and the Comptroller are responsible for detecting conditions which could lead to a deficit in any agency's funds and reporting that fact to the Administration Commission and the Chief Justice of the Supreme Court. Article VII, Section 1(d) of the constitution states, a Provision shall be made by law for raising sufficient revenue to defray the expenses of the State for each fiscal year.

         The Legislature is responsible for annually providing direction in the General Appropriations Act regarding the use of the Working Capital Fund to offset General Revenue Fund deficits. Absent any specific direction to the contrary, the Governor and the Chief Justice of the Supreme Court shall comply with guidelines provided in Section 216.221(5), Florida Statutes, for reductions in the approved operating budgets of the executive branch and the judicial branch.

         The State of Florida is progressing toward full implementation of a performance-based budgeting system. Chapter 216, Florida Statutes, designates when each department will be phased into this new budgeting method. Some agencies are already subject to the performance-based budgeting standards and all agencies will be under this new system by the fiscal year ended June 30, 2002. With performance-based budgeting, a department receives a lump-sum appropriation from the Legislature for each designated program at the beginning of the year. The Governor, for State agencies, or the Chief Justice, for the judicial branch, is responsible for allocating the amounts among the traditional appropriation categories so that specified performance standards can be met. At any time during the year, the agency head or Chief Justice may transfer appropriations between categories within the performance-based program with no limit on the amount of the transfer in order for the designated program to accomplish its objectives. However, no transfer from any other budget entity may be made into the performance-based program, nor may any funds be transferred from the performance-based program to another budget entity, except pursuant to
Section 216.77, Florida Statues.

         Line Item Veto. Florida's Constitution grants the Governor the power to veto any specific appropriation in a general appropriation bill, but the Governor may not veto any qualification or restriction without also vetoing the appropriation to which it relates. A statement identifying the items vetoed and containing his or her objections thereto must be delivered to the appropriate house in which the bill originated, if in session, otherwise to the Secretary of State. The legislature may reconsider and restate the vetoed specific appropriation items by a two-thirds vote of each house.

         Revenues. The State accounts for its receipts using fund accounting. It has established the General Revenue Fund, the Working Capital Fund and various other trust funds, which are maintained for the receipt of monies which under law or trust agreements must be maintained separately. The General Revenue Fund consists of all monies received by the State from every source whatsoever which are not allocable to the other funds. Major sources of tax revenues for all governmental fund types are the sales and use tax, the motor fuel tax, and the corporate income tax, which were 15.8%, 1.7% and 1.4%, respectively, of the total receipts of that fund for fiscal year 2000-01. Florida's Constitution and statutes mandate that the state budget as a whole and each separate fund within the state budget be kept in balance from currently available revenues for each fiscal year.

         Sales and Use Tax. The greatest single source of tax receipts in Florida is the sales and use tax, which amounted to $15.8 billion for fiscal year 2000-01. The sales tax rate is 6% of the sales price of tangible personal property sold at retail in the State. The use tax rate is 6% of the cash price

                                      1-23
or fair market value of tangible personal property when it is not sold but is used, or stored for use, in the State. In other words, the use tax applies to the use of tangible personal property in Florida, which was purchased in another state but would have been subject to the sales tax if purchased in Florida. Approximately 10% of the sales tax is designated for local governments and is distributed to the respective counties in which collected for use by such counties and municipalities therein. In addition to this distribution, local governments may (by referendum) assess a 1% sales surtax within their county. Proceeds from this local option sales surtax can be earmarked for funding countywide bus and rapid transit systems, local infrastructure construction and maintenance, medical care for indigents and capital projects for county school districts as set forth in Section 212.055(2), Florida Statutes.

         The two taxes, sales and use, stand as complements to each other, and taken together provide a uniform tax upon either the sale at retail or the use of all tangible personal property irrespective of where it may have been purchased. The sales tax also includes a levy on the following: (a) rentals of tangible personal property and accommodations in hotels, motels, some apartments, offices, real estate, parking and storage places in parking lots, garages and marinas for motor vehicles or boats; (b) admissions to places of amusements, most sports and recreation events; (c) utilities, except those used in homes; and (d) restaurant meals and expendables used in radio and television broadcasting. Exemptions include: groceries; medicines; hospital rooms and meals; seeds, feeds, fertilizers and farm crop protection materials; purchases by religious, charitable and educational nonprofit institutions; professional services; insurance and certain personal service transactions; newspapers; apartments used as permanent dwellings; and kindergarten through community college athletic contests or amateur plays.

         Other State Taxes. Other taxes which Florida levies include the motor fuel tax, intangible property tax, documentary stamp tax, gross-receipts utilities tax and severance tax on the production of oil and gas and the mining of solid minerals, such as phosphate and sulfur.

         Tax Cuts. Due to recent budget surpluses, the state has begun to implement a series of tax cuts in addition to funding the Budget Stabilization Fund, Working Capital Fund and other reserve funds. The 2001-02 budget contained approximately $313 million in tax cuts. The legislature has yet to determine the level of tax cuts in the 2002-03 budget. The most significant source of tax cuts has been a reduction in the intangible property tax rate, which is in the final phase of a four-year plan to eliminate the tax.

         Historically, for a short period each year, the sales and use taxes are suspended on purchases of certain essential items priced less than $100, such as items of clothing. It is not expected that this provision will be included in the 2002-03 budget. The burden of state taxes is expected to be reduced from 6.35% of personal income, to 6.09%, the lowest level since1991.

         Government Debt. Florida maintains a high bond rating from Moody's Investors Service ("Moody's") (Aa2), Standard and Poor's Ratings Services ("S&P") (AA+) and Fitch IBCA, Inc. ("Fitch") (AA) on all state general obligation bonds. Outstanding general obligation bonds have been issued to finance capital outlay for educational projects of local school districts, community colleges and state universities, environmental protection and highway construction.

         Numerous government units, counties, cities, school districts and special taxing districts, issue general obligation bonds backed by their taxing power. State and local government units may issue revenue obligations, which are supported by the revenues generated from the particular projects or enterprises. Examples include obligations issued to finance the construction of water and sewer systems, health care facilities and educational facilities. In some cases, sewer or water revenue obligations may be further secured by the full faith and credit of the State.

         State revenue bonds may be issued without a vote of the electors to finance or refinance the cost of state fixed capital outlay projects authorized by law, as long as they are payable solely from funds derived directly from sources other than State tax revenues. Revenue bonds may be issued to establish a student loan fund, as well as to finance or refinance housing and related facilities so long as repayments come solely from revenues derived from the fund or projects so financed. The Constitution imposes no limit on the principal amount of revenue bonds which may be issued by the state and Local Governmental Agency. Local Governmental Agencies, such as counties, school boards or municipalities may issue bonds, certificates of indebtedness or any form of tax

                                      1-24
anticipation certificate, payable from ad valorem taxes and maturing more than 12 months from the date of issuance only to finance or refinance capital projects authorized by law, and only when approved by a vote of the electors who are property owners living within boundaries of the agency. Generally, ad valorem taxes levied by a Local Governmental Agency may not exceed 10 mils on the value of real estate and tangible personal property unless approved by the electors. Local Governmental Agencies may issue revenue bonds to finance or refinance the cost of capital projects for airports or port facilities or for industrial or manufacturing plants, without the vote of electors, so long as the revenue bonds are payable solely from revenues derived form the projects.

         Florida's Constitution generally limits state bonds pledging the full faith and credit of the state, to those necessary to finance or refinance the cost of state fixed capital outlay projects authorized by law, and then only upon approval by a vote of the electors. The constitution further limits the total outstanding principal of such bonds to no more than 50% of the total tax revenues of the state for the two preceding fiscal years, excluding any tax revenues held in trust. Exceptions to the requirement for voter approval are:
(a) bonds issued for pollution control and abatement and solid waste disposal facilities and other water facilities authorized by general law and operated by state or local governmental agencies; and (b) bonds issued to finance or refinance the cost of acquiring real property or rights thereto for state roads as defined by law, or to finance or refinance the cost of state bridge construction.

         The state's outstanding debt which is primarily payable from state revenue and secured by the full faith and credit of the state, increased from $9.3 billion in fiscal year 1999-2000, to $9.5 billion in fiscal year 2000-01, but decreased to $9.4 billion in fiscal year 2001-02. For the same years, the state's debt service payments equaled $696 million, $717 million and $737 million or 1.99%, 1.90% and 1.80% of total state expenditures for each respective year.

         Other Factors. The performance of the obligations issued by Florida, its municipalities, subdivisions and instrumentalities are in part tied to state-wide, regional and local conditions within Florida. Adverse changes to state-wide, regional or local economies may adversely affect the creditworthiness of Florida and its political subdivisions. Also, some revenue obligations may be issued to finance construction of capital projects which are leased to nongovernmental entities. Adverse economic conditions might affect those lessees' ability to meet their obligations to the respective governmental authority which in turn might jeopardize the repayment of the principal of, or the interest on, the revenue obligations.

Litigation

                  Due to its size and broad  range of  activities,  the State is involved in numerous routine legal actions. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable; however, according to the departments involved, the results of such litigation pending or anticipated will not materially affect the State of Florida's financial position. The information disclosed in this Litigation Section has been deemed material by the Florida Auditor General and has been derived in part from information disclosed in the Florida Comptroller's Annual Report dated February 15, 2001. No assurance can be made that other litigation has not been filed or is not pending which may have a material impact on the State's financial position.

         A. Bank of America (formerly Barnett Bank) v. Florida Department of Revenue
                  --------------------------------------------------------------

         Case No. 97-02375, Duval County Circuit Court, 4th Judicial Circuit. This case involved the issue of whether Florida's refund statute for dealer repossessions authorizes the Department to grant a refund to a financial institution as the assignee of numerous security agreements governing the sale of automobiles and other property sold by dealers. The question turned on whether the Legislature intended the statute only to provide a refund or credit to the dealer who actually sold the tangible personal property and collected and remitted the tax or intended that right to be assignable. Judgment was granted in the Plaintiff's favor; however, the First District Court of Appeal overturned the trial court's decision on January 5, 2000, in favor of the Department. The

                                      1-25

Florida Supreme Court and United States Supreme Court have declined to hear appeals of the First District Court of Appeal's decision. No further action on this case is expected.

         B. Nathan M. Hameroff, M.D., et al v. Agency for Health Care Admin., et al
                  --------------------------------------------------------------

         Case No. 95-5936, Leon County Circuit Court, 2nd Judicial Circuit. This is a class action suit, among other similar suits, wherein the plaintiffs challenge the constitutionality of the Public Medical Assistance Trust Fund (PMATF) annual assessment on net operating revenue of free-standing out-patient facilities offering sophisticated radiology services. The case went to trial October 3-4, 2000. On February 5, 2001, the trial court ruled that Section 395.705, Florida Statutes, was unconstitutional and disallowed further assessments. Judgment was entered against the Agency on February 15, 2001. The Agency has appealed and filed its initial brief in July 2001. The potential refund liability could total approximately $144 million.

         C.       Savona, et al v. Agency for Health Care Administration

         Case No. 96-6323, Leon County Circuit Court, 2nd Judicial Circuit. In this case, Plaintiffs sought retroactive and prospective relief on behalf of a class of Medicaid providers (doctors), demanding reimbursement of differential between Medicare and Medicaid rates for dual-enrolled eligibles. This case was settled on October 6, 2000. A total of $98 million, inclusive of interest, fees, and costs, would be paid by the Agency for Health Care Administration over three years subject to legislative approval. The State's share (within the Medicaid Program) would be 45 percent of the $98 million. Final judgment on the settlement was entered on June 18, 2001. The Legislature appropriated $32 million in the 2001-02 budget for the first installment, which was paid on July 27, 2001.

         D.       Tower Environmental v. Florida Department of Environmental
                  Protection

         Case No. 98-01312, Hillsborough County Circuit Court, 13th Judicial Circuit. Tower Environmental has sued the state and the Florida Department of Environmental Protection (FDEP) alleging that both the State and FDEP "breached" contracts with them by changing the petroleum contamination reimbursement program. Alternatively, Tower claims that these actions constitute torts or impairment of contractual obligations. Tower also alleges that the termination of the reimbursement program pursuant to Section 376.3071, Florida Statutes, is a breach of contract. In addition to damages, Tower seeks recovery of attorneys' fees and costs. There has been a ruling that the statute was a written contract and that the state's sovereign immunity defense was therefore invalid. A settlement in the amount of $1.6 million has been reached and a mutual release frees the State and Department from liability. The legislature appropriated the settlement for the 2001-02 fiscal year and $1.6 million was paid on July 9, 2001.


                                      1-26

         E. State Contracting and Engineering Corp. v. Florida Department of Transportation, et al
                  --------------------------------------------------------------

         Case No. 98006566(11), 17th Circuit Court, Broward County. The Florida Department of Transportation used a Value Engineering Change Proposal (VECP) design submitted by State Contracting and Engineering Corp. (SCEC) for the construction of a barrier soundwall in Broward County and several subsequent Department projects. Subsequent to the initial use of the VECP design, SCEC patented the design. SCEC claims that the Department owes SCEC royalties and compensation for other damages involving the Department's use of the VECP design on the subsequent projects. The case is awaiting a ruling by the Judge as to the application of recent U.S. Supreme Court cases to certain legal issues in this lawsuit. The case is scheduled to go to trial in 2002. If the State is unsuccessful in its actions, potential losses could range from $30 to $60 million.

         F.       Cone Constructors, Inc. v. Florida Department of
                  Transportation

         Case No. CI 00-6996, 9th Judicial Circuit, Orange County, Florida. The Florida Department of Transportation terminated Cone Constructors, Inc. on a construction contract involving a portion of the Suncoast Parkway. Cone Constructors sued claiming breach of contract and wrongful termination. Subsequent to the initial court filings, Cone filed for bankruptcy and the Department settled the dispute with the bankruptcy trustee for a payment of $575,000.

         G. Riscorp Insurance Company, et al v. Florida Department of Labor and Employ-ment Security and Mary B. Hooks
                  --------------------------------------------------------------

         Case No.  99-5027,  Leon County  Circuit Court,  2nd Judicial  Circuit.
Pursuant to Section 440.51, Florida Statutes, the Department collects assessments on "net premiums collected" and "net premiums written" from carriers of workers compensation insurance and by self-insurers in the State. Claimants allege that there is no statutory definition of "net premiums" and the Department does not currently have a rule providing guidance as to how "net premiums" are calculated. Claimants allege that industry standards would allow them to deduct various costs of doing business in calculating "net premiums." Riscorp is seeking refunds of approximately $35 million. On December 27, 2001, the Court granted plaintiffs' motion for partial final summary judgment, ruling that the plaintiffs were entitled to deduct ceded premiums from their premium in calculating assessments. A trial on liability is scheduled for early 2002, and a separate trial for damages is scheduled for later that year.

         H.       U.S. Environmental Protection Agency v. Florida Department
                  of Transportation
                  --------------------------------------------------------------

         The issue constitutes an environmental claim. Title to contaminated land is in dispute. The Department maintains that it is not the owner of the contaminated land. The U.S. Environmental Protection Agency (EPA) is conducting additional tests at the site for pollution and has asserted a cost recovery claim against the Department of approximately $25.6 million. The Department's Motion for Declaratory Judgment on the Department's ownership of the property was denied and upheld on appeal. The EPA is currently preparing an Amended Record of Decision. On October 5, 2001, a Tolling Agreement was signed which extended the time to sue until May 2002.

         I.       Sarnoff v. Department of Highway Safety and Motor Vehicles

         Case No. SC01-351 Florida Supreme Court. This suit alleges the improper setting of the fee for the motor vehicle inspection program. Plaintiffs challenge the constitutionality of Section 325.214(2), Florida Statutes, which imposes a $10.00 fee on the emissions inspection of automobiles in seven of Florida's 67 counties, and seek class action certification, declaratory judgment and refund claims. On December 29, 2000, the First District Court of Appeal reversed the trial court's class certification order, and a rehearing was denied on February 2, 2001. Plaintiffs have invoked the discretionary review of the Florida Supreme Court on this issue. Oral Argument was held on November 7, 2001. The decision of the Florida Supreme Court has not been made. The amount of potential loss to the State is estimated to be $96-106 million.

                                      1-27

         J.       Paul K. Mateo, et al., v. Florida Department of Revenue, etal.
                  --------------------------------------------------------------

         Case No. 1D01-4836, First District Court of Appeal. This is a class action suit seeking declaratory relief and a tax refund of sales taxes paid on the lease of motor vehicles where the concerned price included a $2.00 surcharge imposed by Section 212.0606, Florida Statutes. The Department was successful in moving to dismiss Plaintiff's Complaint in the trial court. A trial court dismissed an Amended Complaint challenging the constitutionality of the statute with prejudice. The trial court found that the Plaintiff had not complied with the requirements of Section 215.26, Florida Statutes, thereby making the plaintiff's non-compliance with the statute fatal to his refund request. The Plaintiff timely appealed the trial court's order of dismissal. Potential loss to the State may be in excess of $25 million.

         K.       Transitions Optical, Inc. v. Florida Department of Revenue,
                  et al.
                  --------------------------------------------------------------

         Case No. 2D00-4208, Section District Court of Appeal. In this case, Transitions Optical and co-Plaintiff, Pepperidge Farm, brought a class action suit (Case No. 99-8574-CI-20, 6th Judicial Circuit) on behalf of themselves and all other similarly situated businesses, challenging the imposition of ad valorem county taxes on the computer software owned and operated by them in their places of business, and seeking a refund of all ad valorem taxes previously paid. The estimated loss to the State may be in excess of $25 million. On August 25, 2000, the trial court granted Plaintiff's Motion for Clarification and for Reconsideration and Rehearing and as to Pepperidge Farm, Inc. (Pepperidge Farm, Inc., v. Florida Department of Revenue, et al.) Transition Optical Inc., timely filed its notice of appeal relating to the dismissal on September 18, 2000. In the Pepperidge Farm Polk County case, the parties are in the discovery phase.

         L.       Rendon v. Florida Department of Transportation, et al.
                  ------------------------------------------------------

         Case No. 96-18090(27) Eleventh Judicial Circuit. The Plaintiffs (persons covered by the Americans with Disabilities Act or ADA) in this certified class action suit, seek a declaratory judgment that Sections 320.0848
(2) and (3), Florida Statutes, violate the Americans with Disabilities Act of 1990 in that the surtax charged for a disabled parking permit is illegal. Issues include the right to proceed with refund claims when no one has applied for a refunds claim. On November 14, 2001, the trial court granted Plaintiffs' motion for summary judgment. On November 26, 2001, the State served its Motion for Rehearing, Reconsideration and Clarification Regarding Appropriateness of Remedy and Scope of Relief. On December 18, 2001, the trail court heard the State's motion and Plaintiffs' motion for Contempt and Sanctions. The court has not yet made its decision. Estimated loss to the State could be in excess of $25 million.

                    ADDITIONAL INFORMATION CONCERNING GEORGIA

         The performance of the Georgia Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of Georgia issuers, which results in the Fund's performance being subject to risks associated with the most current conditions in the State. The information presented below describes in more detail the factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. The following information has been obtained from a variety of public sources and is believed to be accurate, but should not be relied upon as a complete description of all relevant information.

General

         The State of Georgia has continued to benefit from job growth, personal income growth and continued economic expansion. The State ranks tenth in population and 26th in per capita personal income according to the U.S. Bureau of the Census and the U.S. Bureau of Economic Analysis, respectively. The unemployment rate stands at 4.0% (not seasonally adjusted) as of December 2001, compared to the national average of 4.8%. The State's unemployment rate is 0.8 percentage points below the national average. Gross state product, the

                                      1-28
counterpart to gross domestic product for the nation is reported (with a time lag) annually. For 1992-1999, the latest coverage, the State's gross product rose more raidly than the Nation's, an average rate of 5.8% compared to 3.7%, respectively.

         As of June 30, 2001, general obligations of the State of Georgia were rated Aaa/AAA/AAA by Moody's, S&P and Fitch's Investor's Service Incorporated, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.

Budget Process

         The State has been consistently rebuilding their reserves that were drawn down in the early 1990s. At that time, the State had basically reduced its reserves to zero. As of fiscal year-end 2001, the State's main reserves of Revenue Shortfall, Lottery and Midyear Adjustment stood at $735 million, $334 million and $147 million, respectively. In continuing with this positive trend, the State ended fiscal 2001 with another substantial surplus of $1.5 billion of governmental function revenues in excess of governmental function expenditures.

         As of June 30, 2001, the State had general obligation debt outstanding in an aggregate principal amount of $5.311 billion and guaranteed revenue debt outstanding in an aggregate principal amount of $149.6 million. The State has been able to use their extremely successful lottery to enhance their budgetary reserves. Specific programs funded by the lottery are intended to be educational in nature.

State's Revenues and Expenditures

         Estimated States revenues for fiscal 2003 are $16.1 billion, of which $14.6 billion is from various taxes, including $7.6 billion of corporate and individual income tax and $4.8 billion of general sales tax.

                   ADDITIONAL INFORMATION CONCERNING MARYLAND

         The following information constitutes only a brief summary, does not purport to be a complete description of risk factors, and is principally drawn from official statements relating to securities offerings of the State of Maryland that were available as of the date of this SAI.

      The following is a brief summary of some of the more significant matters relating to the economy of the State of Maryland. Other factors will affect State and local government issuers, and borrowers under conduit loan bond arrangements. This information constitutes only a brief summary and does not purport to be a complete description of the potential risks associated with investments in the State of Maryland. The summary is based primarily upon statistics and other information provided by Maryland agencies, official statements of the State of Maryland, independent sources, and public information available as of the date hereof, as well as oral statements from various governmental agencies. The State of Maryland and its local governments issue demographic and fiscal data infrequently, and such data will not necessarily reflect recent events and trends. The information has not been updated, nor will it be updated during the year. We have not independently verified the information. Estimates and projections are based upon assumptions which could be affected by many factors and there can be no assurance that such estimates and projections will prove, or continue, to be accurate.

      The State and Its Economy

      According to the 2000 Census, Maryland's population in that year was 5,296,486, an increase of 9.4% from the 1990 Census. The population was estimated at 5,375,156 in 2001. Maryland's population is concentrated in urban areas: Baltimore City and the eleven counties located in the Baltimore-Washington region contain 50.1% of the State's land area and 87.2% of


                                      1-29
its population. Per capita income in 2001 was $34,950 in Maryland, compared to the national average of $30,271 in that year. Personal income in Maryland grew at an average annual rate of 3.7% from 1992 to 2001, which was equal to the national average over the same period.

      Services, retail and wholesale trade, government and manufacturing (primarily printing and publishing, food and related products, instruments and similar products, industrial machinery, electronic equipment and chemical and allied products) are historically the leading areas of employment in Maryland. Maryland's economy tends to be more reliant on the service and government sectors, but less dependent on manufacturing, than the United States as a whole. Maryland's economy is particularly sensitive to changes in federal employment and spending. The percentage of personal income earned from federal employment in 2000 was 8.5% for Maryland residents, compared to 2.9% nationwide. Federal military facilities and defense spending play critical roles in Maryland's economy.

      From September 2001 to September 2002 Maryland experienced a job loss rate of 0.6%, while the nation as a whole experienced a job loss rate of 0.7%. In 2001, the unemployment rate in Maryland was 4.1%, compared to a national rate of 4.8%. According to the United States Bureau of Labor Statistics, the seasonally-adjusted unemployment rate was 4.0% in Maryland and 5.6% nationally in September 2002, and 3.9% in Maryland and 5.7% nationally in October 2002. Continuing uncertainty in the national and local economy could cause unemployment in Maryland to increase in the coming months.

      State Fiscal Information

      The Maryland Constitution requires the State to enact a balanced budget for each of its fiscal years, which run from July 1 to June 30. Maryland ended fiscal year 2001 with a $538.4 million general fund balance on a budgetary basis, of which $347.3 million was designated to fund fiscal year 2002 operations, and with $888.1 million in the Revenue Stabilization Fund of the State Reserve Fund. The Revenue Stabilization Fund provides financial support for future needs and to reduce the need for future tax increases. However, the State can move some of those funds to cover other areas of its budget, so the actual balances may be lower in the future. The State previously estimated that the general fund balance on a budgetary basis would be approximately $427 million at June 30, 2002, with $548.2 million in the Revenue Stabilization Fund. However, the actual general fund balance was only $309 million. Recent analysis suggests that the State may face a gap between revenues and spending of $1.7 billion or more over the next two years. In an effort to address the gap anticipated for the current fiscal year, Governor Glendening recently proposed several measures, including 4.9% cuts in the budgets for most State agencies, increased payroll taxes, and pay freezes for some State employees. The Governor has also proposed transfers of approximately $247 million from the State's reserve funds; such transfers could jeopardize Maryland's bond ratings by decreasing its "rainy day" funds to $200 million below the amount preferred by rating agencies. Although these proposals have received preliminary support from the General Assembly, they have not yet been implemented. There can be no assurance that these or any other measures would be sufficient to address the anticipated budget shortfalls.

      In 1997 the General Assembly enacted legislation to phase in a 10% decrease in the State individual income tax by 2002. In preparing its fiscal 2003 budget, the State had to accommodate an estimated $177 million reduction of revenues due to the implementation of the final 2% decrease in income tax. The "Bridge to Excellence in Public Schools Act," enacted in the 2002 session of the General Assembly, provides for phased-in education expenditures which are expected to reach an aggregate of $1.3 billion by fiscal year 2008. Approximately $80 million budgeted for fiscal year 2003 under the Act is expected to be available through the increased cigarette tax described below; in 2004 the General Assembly must determine whether the remaining funding is within the State's fiscal resources. If the resources are not available to fund the full amount required under the Act, the State must still provide a portion of the budgeted funds.

      2002 Budget. On April 3, 2001, the General Assembly, which is the legislative branch of the State government, approved the budget for the fiscal year ended June 30, 2002. The 2002 budget included, among other things: (i) sufficient funds to meet all specific statutory funding requirements; (ii) sufficient funds to meet the actuarially recommended contributions for the State's seven retirement systems; (iii) funds dedicated to the debt service on the State's general obligation bonds in an amount sufficient to avoid an increase in the State's property tax; (iv) $643.9 million for capital projects

                                      1-30

(other than transportation projections) including $134 million for public school construction; (v) $3.3 billion in aid to local governments from general funds; and (vi) net general fund deficiency appropriations of $124.9 million for fiscal 2001, including $57.2 million for medical and foster care programs, $30.2 million to the State Reserve Fund and $10.3 million in aid to local governments.

      Early in fiscal year 2002 it appeared that general fund revenues would be less than projected when the fiscal year 2002 budget was originally enacted. As a result, the Governor proposed cost-containment measures for fiscal year 2002. On November 14, 2001 the Board of Public Works, which is composed of the Governor, the Comptroller and the Treasurer, approved reductions to the fiscal year 2002 budget of $57.5 million, reflecting a 1.5% reduction to agencies' budgets and the implementation of a hiring freeze. In addition, $342.5 million in general fund appropriations were reverted, primarily $322.5 million appropriated in prior fiscal years for pay-as-you-go capital projects, of which $40 million are proposed to be canceled and $201.3 million are proposed to be funded with general obligation bonds. The Comptroller has recently announced that for fiscal year 2002, general fund revenue was $131 million lower, and personal income taxes were $217 million lower, than had been expected.

      2003 Budget. On April 4, 2002, the General Assembly approved the budget for the 2003 fiscal year. The budget includes, among other things: (i) funds dedicated to the debt service on the State's general obligation bonds in an amount sufficient to avoid an increase in the State's property tax; (ii) $49.6 million for capital projects; (iii) $3.6 billion in aid to local governments from general funds; (iv) $181 million to the Revenue Stabilization Fund; and (v) net general fund deficiency appropriations of $171.7 million for fiscal year 2002, including $140.9 million for the Department of Health and Mental Hygiene, primarily for Medicaid, $30 million to the Revenue Stabilization Fund, a reduction of $9.6 million to the Dedicated Purpose Fund of the State Reserve Fund, and a reduction of $9.5 million in aid to local governments. The budget does not provide funding for an employee cost-of-living allowance, it decreases the State subsidy for the employee prescription drug plan, and it limits funding for merit increases for State employees to a lump sum of $28.8 million, which is restricted pending approval by the Board of Public Works after the results of fiscal year 2002 operations are final.

      As part of the fiscal year 2003 budget plan, the General Assembly enacted the Budget Reconciliation and Financing Act, which authorizes transfers and funding changes resulting in increased general fund revenues and decreased general fund appropriations. The Act provided for transfers of various fund balances in fiscal year 2002 of $281 million. In addition, the Act provides for transfers of various fund balances of $85.2 million in fiscal year 2003, revenue increases and adjustments, and reductions to required fiscal year 2003 expenditures. The Act uncouples the State income tax from future federal income tax changes with an impact greater than $5 million. The Act also uncouples State income tax from the special "bonus" depreciation deduction and the extended period for net operating loss carryback, both recent changes for purposes of federal income taxes.

      Changes made by the Act resulted in reduced levels of required funding in certain areas, including the adoption of the "corridor" method of funding the State's contribution to the pension and retirement system whereby the rate remains fixed as long as the funding level of the systems remains within the corridor of 90%-110% of full funding; and reducing the funding levels and formulae for community colleges, non-public colleges, and tourism. As a result of this new funding method, the State's contributions to the pension and retirement system might be lower than required by prior budgets, and may be insufficient to provide full funding.

      Separate legislation enacted by the 2002 General Assembly increased the tobacco tax from $0.66 per pack to $1.00 per pack effective June 1, 2002. For fiscal year 2003 only, $80.5 million in revenues from that increase is dedicated to the fiscal year 2003 cost of the "Bridge to Excellence in Public Schools Act"; additional revenues generated by the tobacco tax increase, estimated at $19.9 million through June 30, 2003, will go to the General Fund. This rate increase is expected to increase cigarette tax revenues by approximately $71 million in fiscal 2004, $70.3 million in fiscal 2005, $69.5 million in fiscal 2006, and $68.7 million in fiscal 2007.

                                      1-31

      State-Level Municipal Obligations

      Neither the Constitution nor general laws of Maryland impose any limit on the amount of debt the State can incur. However, Maryland's Constitution prohibits the creation of State debt unless it is authorized by a law that provides for the collection of an annual tax or taxes sufficient to pay the interest when due and to discharge the principal within 15 years of the date of issuance. Taxes levied for this purpose may not be repealed or applied to any other purpose until the debt is fully discharged. These restrictions do not necessarily apply to other issuers within the State. The General Assembly, by separate enabling act, typically authorizes a particular loan for a particular project or purpose. Beginning with its 1990 session, the General Assembly has annually enacted a Maryland Consolidated Capital Bond Loan Act, or "capital bond bill," that within a single enabling act authorizes various capital programs administered by State agencies and other projects for local governments or private institutions. The Board of Public Works authorizes State general obligation bond issues and supervises the expenditure of funds received therefrom, as well as all funds appropriated for capital improvements other than roads, bridges and highways. Maryland had $4.5 billion of State tax-supported debt outstanding, and $1,053.6 million of authorized but unissued debt, at March 31, 2002.

      The public indebtedness of the State of Maryland and its agencies can be generally divided into the following categories:

o The State and various counties, agencies and municipalities of the State issue general obligation bonds, payable from ad valorem taxes, for capital improvements and for various projects including local-government initiatives and grants to private, nonprofit, cultural and educational institutions. The State's real property tax is pledged exclusively to the repayment of its bonds. The Board of Public Works is required to fix the property tax rate by each May 1 in an amount sufficient to pay all debt service on the State's general obligation bonds for the coming fiscal year. At least since the end of the Civil War, Maryland has paid the principal of and interest on its general obligation bonds when due. As of July 2002, the State's general obligation bonds were rated AAA by Fitch, Aaa by Moody's Investors Service, Inc., and AAA by Standard & Poor's. However, since that time the State has faced significant economic challenges, and we cannot assure you that such ratings will be maintained in the future.

o The Maryland Department of Transportation issues limited special-obligation bonds for transportation purposes, payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Holders of these bonds are not entitled to look to any other sources of payment.

o The Maryland Stadium Authority issues limited special-obligation bonds and notes to finance stadiums and conference centers payable primarily from lease rentals, sports lottery and other revenues.

o Certain other State units, such as Maryland's university systems, the Maryland Transportation Authority and the Maryland Water Quality Financing Administration, as well as several local governments, are authorized to borrow funds pursuant to legislation that expressly provides that the State will not be deemed to have given any pledge or assurance of repayment, and for which the State will have no liability for repayment. These obligations are payable solely from specific non -tax revenues of the borrowers, including loan obligations from nonprofit organizations, corporations and other private entities.
         The issuers of these obligations are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the quality of obligations backed by the full faith and credit of the State of Maryland. For example, the Maryland Transportation Authority issues bonds which are payable solely from collections from airline travel; any significant decline in air traffic for the Baltimore-Washington International airport could impede repayment on such bonds.
o The State, its agencies and departments, and the various localities also enter into a variety of municipal leases, installment purchase,
         conditional  purchase,   sale-leaseback  and  similar  transactions  to
         finance the construction and acquisition of facilities and equipment. Such arrangements are not general obligations to which the issuing government's taxing power is pledged but are ordinarily backed by the issuer's covenant to budget for, appropriate and make the payments due.

                                      1-32

         Such arrangements generally contain "non-appropriation" clauses which provide that the issuing government has no obligation to make payments in future years unless money is appropriate for such purpose on a yearly basis. In the event that appropriations are not made, the issuing government can not be held contractually liable for the payments.

      Although the State has the authority to make short-term borrowings up to a maximum of $100 million in anticipation of taxes and other receipts, in the past 20 years the State has not issued short-term tax anticipation notes or made any other similar short-term borrowings for cash flow purposes. The State has not issued bond anticipation notes except in connection with a State program to ameliorate the impact of the failure of certain State-chartered savings and loan associations in 1985; all such notes were redeemed without the issuance of debt.

      Other Issuers of Municipal Bonds

       Maryland can be divided into 24 subdivisions, comprised of 23 counties plus the independent City of Baltimore. Some of the counties and the City of Baltimore operate pursuant to the provisions of charters or codes of their own adoption, while others operate pursuant to State statutes. As a result, not all localities in Maryland follow the debt-authorization procedures outlined above. Maryland counties and the City of Baltimore typically receive most of their revenues from taxes on real and personal property, income taxes, miscellaneous taxes, and aid from the State. Their expenditures include public education, public safety, public works, health, public welfare, court and correctional services, and general governmental costs. Although some of these localities have received ratings of AAA from Standard & Poor's, these ratings are often achieved through insurance, and other issuers within Maryland have received lower ratings.

      Many of Maryland's counties have established subsidiary agencies with bond-issuing powers, such as sanitary districts, housing authorities, parking revenue authorities and industrial development authorities. For example, the Washington Suburban Sanitary Commission, which provides water and sewerage services, and the Maryland-National Capital Park and Planning Commission, which administers a park system, both issue general obligation bonds. Many of the municipal corporations in Maryland have issued general obligation bonds. In addition, all Maryland municipalities have the authority under State law to issue bonds payable from payments from private borrowers. All of these entities are subject to various economic risks and uncertainties, including the risks faced by the Maryland economy generally, and the credit quality of the securities issued by them varies with the financial strengths of the respective borrowers. Local governments in Maryland receive substantial aid from the State for a variety of programs, including public school construction and discretionary grants. The actual and projected budget shortfalls at the State level, and other future events, might require further reductions in or the discontinuation of some or all aid payments to local governments. Any such cutback in State aid will adversely affect local economies.

      Risks and Uncertainties

      Generally, the primary default risk associated with government obligations is the nonpayment of taxes supporting such indebtedness. In addition, certain debt obligations in the Evergreen Maryland Municipal Bond Fund may be obligations of issuers other than the State of Maryland, such as those listed above. Although the State of Maryland regularly receives the highest ratings from ratings agencies, local governments and other issuers may have higher debt-to-assessment ratios, and/or greater credit risk, than the State itself, and as a result may be unable to repay the State on the underlying indebtedness. Other obligations are issued by entities which lack taxing power to repay their obligations, such as industrial development authorities and housing authorities. Certain debt may be obligations which are payable solely from the revenues of private institutions within one industry, such as health care. The default risk may be higher for such obligations, since the decline in one industry could impede repayment. In addition, the Evergreen Maryland Municipal Bond Fund may include obligations issued by the government of Puerto Rico, the U.S. Virgin Islands or Guam or their authorities; any such obligations will bear their own particular risks in addition to any general risks described herein.

                                      1-33

      The uncertainty of the national economy has hurt and could continue to adversely affect Maryland and its localities and other borrowers. Maryland's economy is unusually dependent on the federal government and the service sector because a large percentage of Maryland residents are employed in those fields. In addition, a significant proportion of Maryland's revenues comes from the federal government, both in direct aid and through federal payment for goods and services provided by Maryland businesses and local governments. Slowdown in the service sector, or reduction in federal jobs or funds available to Maryland, could create budget difficulties at the State and local level. Maryland's small businesses, which make up the core of Maryland's economy, are particularly vulnerable to the effects of a faltering national economy. Economic decline could also decrease income tax and capital gains revenues, which are important components of the State's budgeted revenues. Unanticipated declines in realized capital gains in the 2001 tax year caused estimates for revenues in 2002 and 2003 to be decreased by an aggregate of over $250 million. Actual personal income tax revenues were $217 million below estimates for the 2002 fiscal year alone. These and other factors will also affect the county and local economies in Maryland, as well as agencies and private borrowers. To the extent they stress the State's budget, such factors will diminish the amount of State aid available to local jurisdictions. If negative trends continue, Maryland's State and local governments might need to take more drastic measures, such as cutting employment or increasing taxes, to balance their budgets.

                additional information concerning north carolina

         The performance of the North Carolina Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of North Carolina issuers, which results in the Fund's performance being subject to risks associated with current conditions in the State. The information presented below describes in more detail the factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. The following information has been obtained from a variety of public sources and is believed to be accurate, but should not be relied upon as a complete description of all relevant information.

General

         North Carolina's economy has historically been dependent on small manufacturing and agriculture. More recently, the employment base has shifted away from the traditional roots in textiles and furniture making into services and trade. According to the Employment Security Commission, the labor force has grown from 3,512,400 in 1991 to 3,994,800 in 2001, with nonagricultural wage and salary employment accounting for approximately 3,900,700 jobs. Manufacturing firms employ approximately 17.7% of the non-agricultural work force, resulting in the State being named fifth nationally in 2002 for manufacturing employment, in spite of a 4.6% decrease in seasonally adjusted manufacturing jobs from May 2000 to May 2001. In contrast, jobs continued to increase in the service sector during 2001. Over 18,600 jobs were added in services during 2001, resulting in a total of 1,061,800 service jobs in 2001. Jobs in wholesale and retail trade, financial services, educational services and the federal government also experienced an increase in 2001. Notwithstanding the increases in the service sector, the Employment Security Commission estimated the seasonally adjusted unemployment rate in September 2002 to be 6.1% of the labor force, as compared with an unemployment rate of 5.6% nationwide.

         According  to the U.S.  Bureau of the  Census,  the  State's  estimated population as of July 2001 was 8,085,484. Based on August 2002 data from the United States Bureau of Labor Statistics, the State ranked tenth among the states in non-agricultural employment and fifth among the states in manufacturing employment.

Budget Process

         From 1994 until 1998, the State had a budget surplus, in part as a result of new taxes and fees and spending reductions put into place in the early 1900s. Early in the 2000-2001 fiscal year (the fiscal year preceding the current biennium) the State anticipated a substantial General Fund shortfall. This

                                      1-34
shortfall was attributed to four major factors: a deferred payment of income tax refunds; a refund of taxes and fees arising from several lawsuits, including a major lawsuit involving the intangibles tax; increase in the cost of the State's share of the federal Medicaid program; and a reduction in overall revenue receipts as a result of a general slow down of the national economy. The adjustments required to be made depleted many reserves that otherwise would have been available to balance the budget in the current biennium, and deferred many costs from the 2000-2001 fiscal year to the current biennium.

         The State again experienced a revenue shortfall in the General Fund budget for fiscal year 2001-2002 of $1.555 billion. The under-realization of revenues can be attributed to the on-going national and North Carolina economic recession, the severity of which was deepened by the impact of the September 11, 2001 terrorist attacks. The Governor has invoked his constitutional authority to ensure a balanced budget, and has instituted a number of cost saving measures and transferred funds from a number of reserve funds to the General Fund. The State budget is based upon estimated revenues and a multitude of existing and assumed State and non-State factors, including State and national economic conditions, international activity and federal government policies and legislation. The authorized General Fund balance at June 30, 2002, the end of the 2001-02 fiscal year, showed an unreserved General Fund balance of zero, and a reserved General Fund balance of $817.4 million.

State Revenues and Expenditures

         Individual income taxes for the period through June 30, 2002 decreased by $256.7 million, or 3.4%, as compared with those of 2000-2001. Corporate income and franchise taxes decreased in 2001-2002. If corporate income taxes and franchise taxes are combined, the total decrease between the 2001-2002 fiscal year and the prior fiscal year is $197.5 million. In the 2001-2002 Budget prepared by the Office of State Budget and Management, it was projected that General Fund net revenues, including non-tax revenue, would increase 5.8% over the 2000-2001 Budget, but actual net revenue actually decreased by 1.2%.

         As of December 12, 2002, general obligations of the State of North Carolina were rated Aa1/VMIG 1 by Moody's and AAA/A-1+ by S&P. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.

                ADDITIONAL INFORMATION CONCERNING SOUTH CAROLINA

         The performance of the South Carolina Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of South Carolina issuers, which results in the Fund's performance being subject to risks associated with the most current conditions in the State. The information presented below describes in more detail the factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. The following information has been obtained from a variety of public sources and is believed to be accurate, but should not be relied upon as a complete description of all relevant information.

General

         The State's population currently ranks 26th in the nation with approximately 4.0 million people. The income per capita ranks 36. The State ended fiscal year June 30, 2001 with a budget deficit of $462 million. This action caused their overall general fund balance to fall to $151 million or 3.2% of expenditures for the year. For fiscal year 2002-2003, the total state budget is $15.1 billion, of whom $5.4 billion is from General Funds.

         For fiscal year ending June 30, 2001, the state had $2.055 billion in net general obligation bonds/notes outstanding. The state's seasonally adjusted unemployment rate for 2001 was 5.4%, up from 3.9% in 2000. Nationally, the seasonally adjusted unemployment rate was 4.8% in 2001. Over the past 10 years, nearly $51 billion has been invested in the state, creating more than 252,000 new jobs. The leading manufacturing sectors in terms of capital investment

                                      1-35
activity were metals and capital equipment ($966 million), chemicals ($593 million), and rubber and plastics ($343 million). Based on 1998-2008 employment projections, the fastest growing sectors will continue to be services, construction and wholesale and retail trade.

Budget Process

         The South Carolina State Constitution mandates a balanced budget. If a deficit occurs, the General Assembly must account for it in the succeeding fiscal year. In addition, if a deficit appears likely, the State Budget and Control Board may reduce appropriations during the current fiscal year as necessary to prevent the deficit. The State Constitution limits annual increases in State appropriations to the average growth rate of the economy of the State and annual increases in the number of State employees to the average growth of the population of the State.

         The State Constitution requires a General Reserve Fund that equals three percent of General Fund revenues for the latest fiscal year. When deficits have occurred, the State has funded them out of the General Fund. The State Constitution also requires a Capital Reserve Fund equal to two percent of General Fund revenues. Before March 1st of each year, the Capital Fund must be used to offset mid-year budget reductions before mandating cuts in operating appropriations, and after March 1st the Capital Fund may be appropriated by a special vote of the General Assembly to finance previously authorized capital improvements or other non-recurring purposes. Monies in the Capital Fund not appropriated or any appropriation for a particular project or item that has been reduced due to application of the monies to a year-ended deficit must go back to the General Fund.

         Debt levels have been very conservative over the years. The current level of $512.34 debt per capita and aggressive amortization of 80% of outstanding indebtedness over the next ten years should continue their previous success. Currently, the maximum limit for debt service is 5% of the prior years revenues. Also, highway bonds are limited to an amount which can be serviced by 15% of the highway revenues.

State's Revenues and Expenditures

         State Revenues primarily come from income and sales taxes. General government expenditures and education continue to lead the way in expenditures. Expenditures in the General Government category increased primarily because of tobacco settlement proceeds paid to tobacco growers, quota holders, and warehousemen for losses in reduced cultivation of tobacco in the State. As with many of the States in the nation, South Carolina has been conscience of the need to upgrade their school infrastructure and become competitive in salaries with the national average. A big positive for issuers within the State is the South Carolina State Aid Intercept Program. The credit enhancement provided by Section 59-71-155 Code of Laws of South Carolina, provides extra protection for bondholders. The school districts now are required to notify the State Treasurer 15 days prior to an interest or principal payment of a deficiency in funds on hand to make the schedule payment. Statutory provisions now require the state to advance funds from the state's distributed school district revenues or the state's general fund for an amount up to the total amount appropriated for the Education Finance Act for that fiscal year. The South Carolina Education Lottery Act became effective June 13, 2001. Proceeds of the lottery games must be used to support improvements and enhancements for educational purposes and programs as provided by the General Assembly and the net proceeds must be used to supplement, not supplant, existing resources for educational purposes and programs. Road and transportation upgrades are a big initiative for the state. In 1977, the State Legislature passed a bill to fund a state infrastructure bank for the purpose of providing loans and other financial assistance for major transportation projects. Since its creation, financial assistance of over $3 billion for major transportation projects has been approved. This funding source has helped the State meet their ever expanding highway needs around their major cities and vacation spots. Transportation expenditures were less in fiscal year 2000-2001 because of the completion of certain major transportation projects, including a new by pass near Myrtle Beach.

                                      1-36

         As of June 30, 2001, general obligations of the State of South Carolina were rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.

         Eligible investments for the South Carolina Fund also include obligations of the governments of Puerto Rico, the Virgin Islands and Guam to the extent these obligations are exempt from South Carolina State personal income taxes. The Fund will not invest more than 5% of its net assets in the obligations of each of the Virgin Islands and Guam, but may invest without limitation in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico affecting the issuers of such obligations.

                   ADDITIONAL INFORMATION CONCERNING VIRGINIA

         The performance of the Virginia Fund is influenced by the political, economic and statutory environment within the Commonwealth of Virginia (the "Commonwealth"). The Fund invests in obligations of Virginia issuers, which results in the Fund's performance being subject to risks associated with the most current conditions in the Commonwealth. The information presented below describes in more detail certain factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. The following information has been obtained from a variety of public sources and is believed to be accurate, but should not be relied upon as a complete description of all relevant information.

General

         Virginia is the nation's twelfth most populous state. The Commonwealth's 2001 population was approximately 7.1 million. The population of the Commonwealth has increased 8.6% since 1995 according to the U.S. Bureau of the Census. As for per capita personal income, the Commonwealth was ranked highest in the Southeast region and greater than the national average in 2001. 78.2% of the population lives in the eight metropolitan statistical areas in the Commonwealth.

         In 2001, the services sector hired the largest proportion of workers, followed by the wholesale and retail trade sectors. While the service sector has been the fastest growing sector over the past several years, there was a marked decrease in the percentage in growth in this sector in 2000-2001. The health services sector has added 8,000 jobs and the engineering, architectural and management services sector added 6,600 jobs. In contrast, as a result of the recent economic slump affecting certain Virginia high-technology industries, the business and computer services sector lost 13,000 jobs. The trade sector experienced a 0.1% decrease in employment in the past year. The State's unemployment rate has typically been below the national average. For 2001, the unemployment rate was 3.5% as compared with the national average which was 4.8%. In 2002, Virginia has experienced a 1% decline in employment and has suffered from 12 consecutive months of negative employment growth. Based on current conditions, the high-technology and manufacturing sectors will likely lag the nation as a whole in job and income growth in fiscal year 2003.

Virginia's Budget and Appropriation Act

         The Appropriation Act for the 2002-2004 biennium contained an official revenue estimate for the biennium of approximately $23.30 billion which, with fund balances and transfers, resulted in a projected general fund revenue total of $24.74 billion and operating and capital appropriations totaling $24.73 billion. Throughout 2002, the Commonwealth has experienced a shortfall in revenues for the current year and a decline in revenue forecasts for future years. On September 25, 2002, the Governor reported that the projected budget deficit was expected to exceed the $1.5 billion previously projected for the 2002-2004 biennium by a considerable amount. The General Assembly is required by the Virginia Constitution to maintain a balanced budget, and will convene for its regular session in January, 2003.

         At June 30, 2002, the Commonwealth had a general fund balance of $632 million, of which $70 million was unreserved and $562 million was reserved. This

                                      1-37
general fund balance represents a decrease of 47% over the fiscal year ended June 30, 2001. Tax-supported debt of the Commonwealth (which includes general obligation debt and debt of agencies, institutions, boards and authorities for which debt service is expected to be made in whole or in part from appropriations of tax revenues) as of June 30, 2002, was approximately $4.72 billion. For the fiscal year ended June 30, 2001, the tax-supported debt per capita was $627. The fiscal year 2002 amounts are unaudited.

         The 2002 General Assembly provided for significant bond authorizations including: $1.02 billion of general obligation bonds (approved at referenda) for education and parks; $149.5 million of general obligation revenue bonds for higher educational institutions; $369.8 million of appropriation-backed debt for capital projects at various state agencies; and the sale and securitization of up to 50% of the annual amount received by the Commonwealth as revenue as part of the Master Tobacco Settlement with various tobacco companies.

State's Revenues and Expenditures

         For the fiscal year ending June 30, 2002, the Commonwealth derived approximately 95.3% of total tax revenues from five major taxes imposed by the Commonwealth. Individual and fiduciary income taxes supplied 65.2% of total tax revenue. Sales and use taxes accounted for approximately 23.6% of total tax revenues. The top general fund expenditure categories include education (47.2% of all general fund expenditures), individual and family services (21.7%) and the administration of justice (16.3%). The fiscal year 2002 amounts are unaudited.

         As of October, 2002, general obligations of the State of Virginia were rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic

                                      1-38

                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES

                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

          (iii)   Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

(v)      Federal National Mortgage Association; and

(vi)     Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

                                      2-1

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to the same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund

                                      2-2
might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Leverage

         The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with Evergreen's Leverage Policy. Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Examples of transactions which create leverage include uncovered mortgage dollar rolls and investments in when-issued securities (see descriptions herein) as well as investing in securities that are issued on a "to-be-announced" basis (commonly referred to as "TBA's") which are purchased prior to their actual issuance. Examples of transactions which are not included in the calculation of the Fund's total leverage-creating transactions are covered dollar rolls and collateralized securities lending.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund's borrowings and other senior securities. Investing in dollar rolls creates leverage (unless they are "covered dollar rolls," see description below) and are included in the calculation of the Fund's total leverage-creating transactions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is

                                      2-3
offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund's total leverage-creating transaction.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Warrants

         The Fund may invest in  warrants.  Warrants  are  options  to  purchase

                                      2-4
common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal

                                      2-5
amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

                                      2-6

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also  intends  to  purchase  put and call  options  on futures

                                      2-7
contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will

                                      2-8
not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

The use of options and
futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

                                      2-9

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Inter-american Development Bank and the International Bank for
Reconstruction and Development

         The Fund may be subject to risks associated with obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development. Because these banks are supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

                                      2-10

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely

                                      2-11
affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Sovereign Debt Obligations

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

                                      2-12

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal  Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal

                                      2-13
bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at

                                      2-14
varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on

                                      2-15
specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

                                      2-16

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business

                                      2-17
is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

Domestic Equity Depositary Receipts

         The Fund may invest in Domestic Equity Depository Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

         Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

         The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.

                        PURCHASE AND REDEMPTION OF SHARES

         You may buy  shares of the Fund  through  Evergreen  Distributor,  Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to seven different classes of shares that differ primarily with respect

                                      2-18
to sales charges and distribution fees. Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Evergreen fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         The Fund offers Class A shares with a front-end sales charge applied to your initial investment at the time of purchase. The following is a complete list of the sales charge schedules applicable to purchases of Class A shares:

                                                     ---------------------------- ----------------- ------------------
Equity Funds                                         Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                5.75%             6.10%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              4.50%             4.71%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            3.75%             3.90%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000-$4,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $5,000,000 or greater        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------

                                                     ---------------------------- ----------------- ------------------
Long-term Bond Funds                                 Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                4.75%             4.99%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              4.50%             4.71%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            3.75%             3.90%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000-$4,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $5,000,000 or greater        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------

                                                     ---------------------------- ----------------- ------------------
Short-term Bond Funds                                Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                3.25%             3.36%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              3.00%             3.09%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            1.50%             1.52%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000 or greater        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------

         There is no front-end sales charge imposed on Class A shares of Evergreen's money market funds. If you purchase Class A shares in the amount of $1 million or more, without a front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account

                                      2-19
of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of First Union National Bank (FUNB) and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

Class B Shares

         The Fund offers Class B shares at NAV without a front-end sales charge. However, the Fund may charge a CDSC on shares you redeem based on the following schedule:

REDEMPTION TIME                                                   CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                             5.00%
Second 12-month period following the month of purchase             4.00%
Third 12-month period following the month of purchase              3.00%
Fourth 12-month period following the month of purchase             3.00%
Fifth 12-month period following the month of purchase              2.00%
Sixth 12-month period following the month of purchase              1.00%
Thereafter                                                         0.00%

         Class B shares that have been outstanding for eight years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

Class C Shares

         The Fund offers Class C shares at NAV with a front-end sales charge of 1.00%. In addition, the Fund may charge a CDSC on shares you redeem based on the following schedule:

REDEMPTION TIME                                                  CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                             1.00%
Thereafter                                                         0.00%

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

                                      2-20

         Class C shares purchased through an omnibus account with Merrill Lynch Investment Manager, L.P. will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class I Shares (also referred to as Institutional Shares)

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class Y shares of an Evergreen Fund,(2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S and Class S1 Shares

         Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without a front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                                      2-21

                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50% for Funds with a 4.75% front-end sales charge). See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

         The Fund may sell its shares at net asset value without an front-end sales charge to:

                  1.  purchasers of shares in the amount of $1 million or more;

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial

                                      2-22
                  planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

                  5. a systematic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

                  11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

                                      2-23

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

                                      2-24

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                                      2-25

                                                           [OBJECT OMITTED]
Where:

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                [OBJECT OMITTED]D

Where:
         P = initial payment of $1,000.

         T = average annual total return (after taxes on distributions). n = number of years.
         ATVD = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions but not after
                        taxes on redemption.

Return After Taxes on Distributions and Redemption

         Total  return   quotations,   less  taxes  due  on  distributions   and
redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:

                               [OBJECT OMITTED]DR

                                      2-26

Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions and redemptions).
         n =  number of years.
         ATVDR = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions and redemption.


Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        [OBJECT OMITTED] [OBJECT OMITTED]

Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

              Effective Yield = [(base period return + 1)365/7] - 1

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a

                                      2-27
fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                                           [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class
C,  Class  S,  Class  S1,  Administrative,   Institutional  Service,   Investor,

                                      2-28

Participant, Reserve and Resource shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The
12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.

                           -------------------------- --------------------------
                                 Current Maximum
                                      Class            12b-1 Fees Allowed Under
                                    the Plans

                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                       A                      0.75%(a)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                       B                        1.00%
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                       C                        1.00%
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                       S                      0.75%(b)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                      S1                      0.75%(b)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                Administrative                0.75%(c)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                             Institutional Service            0.75%(c)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                   Investor                   0.75%(c)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                  Participant                 0.75%(c)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                    Reserve                   0.75%(c)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                   Resource                   1.00%(d)
                           -------------------------- --------------------------
(a) Currently limited to 0.30% or less on Evergreen money market funds and 0.25% or less for all other Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.65% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Fund. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.80% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Fund. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

                                      2-29

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

         Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C,

                                      2-30

Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares.

         In the event that the Plan or Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.

              SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

Service Fees

         EDI will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class C, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource and Institutional Service shares, as applicable, of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         The rate of such service fees of a Fund for Class A and Institutional Service shares (excluding Evergreen money market funds, Evergreen
Short-Intermediate Municipal Bond Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         For Evergreen money market funds, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.075% or approximately 0.30% annually.

         For Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Adjustable Rate Fund, the quarterly rate paid to investment firms for sales of

                                      2-31

Eligible Shares of Class A will be 0.025% or approximately 0.10% annually. For Evergreen Adjustable Rate Fund, this rate applies to sales made after January 1, 1997.

         The rate of service fees of a Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of a Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of a Fund with Participant Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

         The rate of service fees of a Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of a Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of a Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         The rate of such service fees of a Fund for Class B shares will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         EDI will pay service fees to investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

         In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter. Service fees will be paid within five business days after the end of the service commission period in the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Fund.

         No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

         EDI pays commissions to investment firms for sales of Class A shares at the following rates:

                                                     -------------------------------- --------------------------------
Equity Funds                                         Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    5.00%
                                                     -------------------------------- --------------------------------

                                      2-32

                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                3.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                2.00%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            1.00% of the first $2,999,999,
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000-$4,999,999            0.50% of the next $2,000,000,
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $5,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $5,000,000*
                                                     -------------------------------- --------------------------------
                                                  * Evergreen  Equity Index Fund
                                                  pays 0.25% to investment firms
                                                  for    all    amounts     over
                                                  $1,000,000.

                                                     -------------------------------- --------------------------------
Long-term Bond Funds                                 Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                3.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                2.00%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            1.00% of the first $2,999,999,
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000-$4,999,999            0.50% of the next $2,000,000,
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $5,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $5,000,000
                                                     -------------------------------- --------------------------------

                                                     -------------------------------- --------------------------------
Short-term Bond Funds                                Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    2.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  2.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                2.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            0.50% of the first $2,999,999,
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $3,000,000**
                                                     -------------------------------- --------------------------------

**       Evergreen Adjustable Rate Fund pays 0.25% to investment firms for all amounts over $1,000,000. EDI pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

         EDI pays commissions to investment firms for sales of Class C shares in the amount of 2.00% of shares sold at the time of purchase.

         EDI will also pay subsequent commissions to investment firms for sales of Class C shares based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

                                      2-33

         No commissions are paid on sales of any Class I, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares of a Fund.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a

                                      2-34
distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder

                                      2-35
must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 30% in 2002 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

                                      2-36

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including Wachovia Securities, Inc., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         Wachovia Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund. Wachovia Securities, Inc., is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

     The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

                                      2-37

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of

                                      2-38
preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. Evergreen Investment Management Company, LLC (EIMC) is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Marsico Capital Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation is an investment advisor. The Rule 17a-7 Procedures also

                                      2-39
allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell A. Salton, III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended August 31, 2001, the Executive Committee held eleven committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC and OFFITBANK Fund Advisors. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell, David M. Richardson and Richard Shima, each of whom is an Independent Trustee. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. For the fiscal year ended August 31, 2001, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Russell A. Salton, III, Thomas L. McVerry, Dr. Leroy Keith, William W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC, OFFITBANK Fund Advisors and any sub-advisors to the Evergreen funds, reviews the performance of the other service providers to the Evergreen funds, and assesses the performance of the Evergreen funds. For the fiscal year ended August 31, 2001, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the nine Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                                                                   Number of
                                                                                                  Portfolios           Other
        Name and                        Beginning                                                 Overseen in      Directorships
      Date of Birth         Position     Year of       Principal Occupations for Last Five      Evergreen Funds     held outside
                              with       Term of                      Years                      Complex as of      of Evergreen
                             Trust       Office*                                                  12/31/2001       Funds Complex

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

                                      2-40

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Investment Counselor, Anchor Capital
                                                     Advisors, Inc. (investment advice);
                                                     Former Director, Executive Vice
                                                     President and Treasurer, State Street
                                                     Research & Management Company
                                                     (investment advice); Director, The
                                                     Andover Companies (insurance); Trustee,
Charles A. Austin III                                Arthritis Foundation of New England;
DOB: 10/23/1934                                      Director, The Francis Ouimet Society;
                                                     Former Investment Counselor, Appleton
                                                     Partners, Inc. (investment advice);
                                                     Former Director, Health Development

                            Trustee        1991      Corp. (fitness-wellness centers);                104               None
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                         Chairman and President, Oldways

                                                     Preservation  and  Exchange
                                                     Trust (education); Trustee,
                                                     Treasurer  and  Chairman of
                                                     the   Finance    Committee,
                                                     Cambridge  College;  Former
                                                     Managing Partner, Roscommon
                                                     Capital Corp.;

K. Dun Gifford                                       Former Chairman of the Board, Director,
DOB: 10/23/1938                                      and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                            Trustee        1974      Drescher & Associates (environmental             104               None
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Leroy Keith, Jr.            Trustee        1983      Partner, Stonington Partners, Inc.               104         Trustee,
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                        Sales Manager, SMI-STEEL - South

                                                     Carolina (steel producer); Former Sales

Gerald M. McDonnell                                  and Marketing Management, Nucor Steel
DOB: 7/14/1939                                       Company; Former Director, Mentor Income
                            Trustee        1988      Fund, Inc.; Former Trustee, Mentor               104               None
                         Funds and Cash Resource Trust.

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Thomas L. McVerry           Trustee        1993      Director of Carolina Cooperative Credit          104               None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
William Walt Pettit         Trustee        1984      Partner and Vice President in the law            104               None

                                      2-41

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
David M. Richardson         Trustee        1982      President, Richardson, Runden & Company          104               None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Russell A. Salton, III MD   Trustee        1984      Medical Director, Healthcare Resource            104               None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Michael S. Scofield         Trustee        1984      Attorney, Law Offices of Michael S.              104               None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Independent     Consultant;
                                                     Director,  Trust Company of
                                                     CT;  Trustee,  Saint Joseph
                                                     College  (CT);  Director of
                                                     Hartford   Hospital,    Old
                                                     State  House   Association;
                                                     Trustee,  Greater  Hartford
                                                     YMCA;    Former   Chairman,
                                                     Environmental     Warranty,
                                                     Inc.   (insurance  agency);
                                                     Former            Executive
                                                     Consultant,    Drake   Beam
                                                     Morin, Inc.

Richard J. Shima                                     (executive outplacement); Former
DOB: 8/11/1939                                       Director of Enhance Financial Services,
                                                     Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director
                                                     Middlesex Mutual Assurance Company;
                            Trustee        1993      Former Chairman, Board of Trustees,              104               None
                                                     Hartford Graduate Center; Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:

------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------
                                                    Current Member and Former President,
                        North Carolina Securities Traders

                                                    Association; Member, Financial Analysts

                        Society; Former Chief Investment

Richard K. Wagoner,                                 Officer, Executive Vice President and
CFA**                                               Head of Capital Management Group, First
DOB: 12/12/1937                                     Union National Bank; Former Consultant
                                                    to the Boards of Trustees of the
                           Trustee        1999      Evergreen funds; Former Member, New York         104               None
                                                    Stock Exchange; Former Trustee, Mentor

                         Funds and Cash Resource Trust.

------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------

                                      2-42

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation, the parent to the funds' investment advisor.

Trustee Ownership of Evergreen funds shares

         Set forth below are the names of the Evergreen funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2001.

---------------------------- ---------------------------------------------- --------------------- --------------------
                                                                                                   Aggregate Dollar
          Trustee            Fund                                             Dollar Range of          Range of
                                                                             Investment in Fund   Investment in Fund
                                                                                                        Complex
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Health Care Fund                     $1-$10,000
Austin, Charles A., III*                                                                          $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Technology Fund                      $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- ====================
============================ ============================================== ===================== ====================
Gifford, K. Dun              None
============================ ============================================== ===================== ====================
============================ ============================================== ===================== ====================
Keith, Dr. Leroy, Jr.        Evergreen Omega Fund                           $10,001-$50,000       $10,001-$50,000
============================ ============================================== ===================== ====================
============================ ============================================== ===================== ====================
                             Evergreen Capital Growth Fund                  $10,001-$50,000
McDonnell, Gerald M.*                                                                             $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Emerging Markets Growth Fund         $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Health Care Fund                     $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Short Duration Income Fund           $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Technology Fund                      $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Value Fund                           $10,001-$50,000
============================ ---------------------------------------------- --------------------- ====================
============================ ============================================== ===================== ====================
                             Evergreen Aggressive Growth Fund               $10,001-$50,000
McVerry, Thomas L.*                                                                               $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Global Leaders Fund                  $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Growth and Income Fund               $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $1-$10,000
============================ ---------------------------------------------- --------------------- ====================
============================ ============================================== ===================== ====================
                             Evergreen Emerging Markets Growth Fund         $1-$10,000
Pettit, William W.*                                                                               $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Global Leaders Fund                  $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Growth and Income Fund               $10,001-$50,000
============================ ---------------------------------------------- --------------------- ====================
============================ ============================================== ===================== ====================
                             Evergreen Equity Index Fund                    $10,001-$50,000
Richardson, David M.                                                                              $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
============================ ============================================== ===================== ====================
Salton, Dr. Russell A.,      None

III*

============================ ---------------------------------------------- --------------------- ====================
============================ ============================================== ===================== ====================
                             Evergreen Aggressive Growth Fund               $10,001-$50,000
Scofield, Michael S.*                                                                             Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Balanced Fund                        $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Equity Index Fund                    $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Intermediate Term Bond Fund          $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
============================ ============================================== ===================== ====================
                             Evergreen Connecticut Municipal Bond Fund      $10,001-$50,000
Shima, Richard                                                                                    Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen International Growth Fund            $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------

                                      2-43

                             Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
============================ ============================================== ===================== ====================
============================ ============================================== ===================== ====================
                             Evergreen Omega Fund                           $50,001-$100,000
Wagoner, Richard                                                                                  Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Small Cap Value Fund                 Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Small Company Growth Fund            $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Value Fund                           Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Money Market Fund                    Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------

* In addition to the above  investment  amounts,  the Trustee has over  $100,000 indirectly invested in certain of the Evergreen funds through Deferred Compensation plans.

         Set forth below are the officers of each of the nine Evergreen Trusts.

-------------------------------- ------------------------ -------------------------------------------------------------

         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

William M. Ennis                 President                President and Chief Executive Officer, Evergreen Investment
401 S. Tryon, 12th Floor                                  Company, Inc and Chief Operating Officer, Capital
Charlotte, NC 28288                                       Management Group, Wachovia Bank, N.A.
DOB: 6/26/1960

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation; former
DOB: 4/20/1960                                            Senior Vice President and General Counsel, Colonial
                                                          Management Associates, Inc.; former Vice President and
                                                          Counsel, Colonial Management Associates, Inc.
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Nimish S. Bhatt Vice  President and Vice  President,  Tax,  BISYS Fund Services;
former  Assistant BISYS Assistant  Treasurer Vice  President,  EAMC/First  Union
National   Bank;   former   3435   Stelzer   Road   Columbus,   OH  Senior   Tax
Consulting/Acting    Manager,    Investment    Companies    43219-8001    Group,
PricewaterhouseCoopers LLP, New York.

DOB: 6/6/1963

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Bryan Haft                       Vice President           Team Leader, Fund Administration, BISYS Fund Services.
BISYS

3435 Stelzer Road Columbus, OH

43219-8001
DOB: 1/23/1965

-------------------------------- ------------------------ -------------------------------------------------------------


                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example,

                                      2-44
the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                     COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================

     MOODY'S           S&P              FITCH           Credit Quality
     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------
     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================

                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                      2-45

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

                                      2-46

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

                                      2-47

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                                      2-48

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

                                      2-49

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


                                      2-50

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                                      2-51

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

                                      2-52

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                                      2-53

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                                      2-54

                            EVERGREEN MUNICIPAL TRUST

                                     PART C

                               OTHER INFORMATION

Item 15. Indemnification.

     Insofar as indemnification for liability arising under the Securities as of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnifications is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The response to this item is incorporated by reference to the sub-caption "Liability and Indemnification of Trustees" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16. Exhibits:

1. Declaration of Trust. Incorporated by reference to Evergreen Municipal Trust's Registration Statement on Form N-1A filed on October 8, 1997, Registration No. 333-36033.

2.       Bylaws.   Incorporated   by  reference  to  Evergreen Municipal Trust's
         Post-Effective Amendment No. 25 filed on July 25, 2001, Registration No. 333-36033.

3.       Not applicable.

4.       Form of Agreement   and  Plan  of   Reorganization.   Exhibit  A  to
         Prospectus/Proxy Statement contained in Part A of this Registration Statement.

5. Declaration of Trust of Evergreen Municipal Trust Articles II., III.6(c),IV.(3), IV.(8), V., VI., VII., and VIII and ByLaws Articles II., III., and VIII, included as part of Exhibits 1 and 2 of this Registration Statement.

6 Investment Advisory Agreement between Evergreen Investment Management Company, LLC and Evergreen Municipal Trust. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 33 filed on December 27, 2002, Registration No. 333-36033.

7(a)     Underwriting   Agreement  between  Evergreen  Distributor,   Inc.  and
         Evergreen Municipal Trust for Classes A and C. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 31 filed on September 16, 2002, Registration No. 333-36033.

7(b)     Underwriting   Agreement  between  Evergreen  Distributor,   Inc.  and
         Evergreen Municipal Trust for Class B. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 33 filed on December 27, 2002, respectively, Registration No. 333-36033.

7(c)     Underwriting   Agreement  between  Evergreen  Distributor,   Inc.  and
         Evergreen Municipal Trust for Class I. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 31 filed on September 16, 2002, Registration No. 333-36033.

7(d) Specimen Copy of Dealer Agreement for Class A, Class B and Class C shares used by Evergreen Distributor, Inc. Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A filed on November 12, 1997, Registration No. 333-36033.

8. Deferred Compensation Plan. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 27 filed on December 27, 2001, Registration No. 333-36033.

9. Agreement between State Street Bank and Trust Company and Evergreen Municipal Trust. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 7 filed on July 31, 1998, Registration No. 333-36033.

10(a) Rule 12b-1 Distribution Plan for Class A. Incorporated by reference to Evergreen Municipal Trust's Post Effective Amendment No. 31 filed on September 16, 2002, Registration No. 333-36033.

10(b) Rule 12b-1 Distribution Plan for Class B. Incorporated by reference to Evergreen Municipal Trust's Post Effective Amendment No. 31, filed on September 16, 2002, Registration No. 333-36033.

10(c) Rule 12b-1 Distribution Plan for Class C. Incorporated by reference to Evergreen Municipal Trust's Post Effective Amendment No. 31, filed on September 16, 2002, Registration No. 333-36033.

10(d) Multiple Class Plan. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 26 filed on September 25, 2001, Registration No. 333-36033.

11.      Opinion and Consent of Sullivan & Worcester  LLP. Contained herein.

12.      Tax Opinion and Consent of Sullivan & Worcester LLP. To be filed by
         Amendment

13.      Not applicable.

14       Consent of KPMG LLP. Contained herein.

15.      Not applicable.

16. Powers of Attorney. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 26 filed on September 25, 2001, Registration No. 333-36033.

17.      Form of Proxy Card.  Contained herein.



Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 25th day of February, 2003.

                                         EVERGREEN MUNICIPAL TRUST

                                         By: /s/ Michael H. Koonce

                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of February, 2003.


/s/ William M. Ennis                    /s/ Carol A. Kosel                 /s/ Charles A. Austin, III
-----------------------                 ------------------                 --------------------------
William M. Ennis*                       Carol A. Kosel*                    Charles A. Austin III*
President                               Treasurer                          Trustee
(Chief Executive Officer)               (Principal Financial and
                                        Accounting Officer)

/s/ K. Dun Gifford                      /s/ William Walt Pettit            /s/ Gerald M. McDonnell
-----------------------                 -----------------------            -----------------------
K. Dun Gifford*                         William Walt Pettit*               Gerald M. McDonnell*
Trustee                                 Trustee                            Trustee


/s/ Michael S. Scofield                 /s/ David M. Richardson            /s/ Richard J. Shima
-----------------------                 -----------------------            -------------------------
Michael S. Scofield*                    David M. Richardson*               Richard J. Shima*
Chairman of the Board                   Trustee                            Trustee
and Trustee

/s/ Russell A. Salton, III MD           /s/ Leroy Keith, Jr.               /s/ Richard K. Wagoner
-----------------------------           ------------------------           -------------------------
Russell A. Salton, III MD*              Leroy Keith, Jr.*                  Richard K. Wagoner*
Trustee                                 Trustee                            Trustee



*By: /s/ Maureen E. Towle
----------------------------
Maureen E. Towle
Attorney-in-Fact

         *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the applicable above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

EXHIBIT NO.             EXHIBIT

11       Opinion and Consent of Sullivan & Worcester, LLP
14       Consent of KPMG LLP
17       Form of Proxy Card

                          SULLIVAN & WORCESTER LLP
                          1666 K STREET, N.W.
                          WASHINGTON, D.C. 20006
                          TELEPHONE: 202-775-1200
                          FACSIMILE: 202-293-2275

565 FIFTH AVENUE                            ONE POST OFFICE SQUARE
EIGHTEENTH FLOOR                            BOSTON, MASSACHUSETTS 02109
NEW YORK, NEW YORK 10017                    TELEPHONE: 617-338-2800
TELEPHONE: 212-486-8200                     FACSIMILE: 617-338-2880
FACSIMILE: 646-865-1494

                                                              February 25, 2003



Evergreen Municipal Trust
200 Berkeley Street
Boston, Massachusetts  02116

Ladies and Gentlemen:

         We have been requested by Evergreen Municipal Trust, a Delaware statutory trust with transferable shares (the "Trust") established under an Agreement and Declaration of Trust dated September 18, 1997, as amended (the "Declaration"), for our opinion with respect to certain matters relating to Evergreen Florida High Income Municipal Bond Fund (the "Fund"), a series of the Trust. We understand that the Trust is about to file a Registration Statement on Form N-14 for the purpose of registering shares of the Trust under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the proposed acquisition by the Fund of all of the assets of Evergreen Florida Municipal Bond Fund (the "Acquired Fund"), a series of the Trust in exchange solely for shares of the Fund and the assumption by the Fund of the identified liabilities of the Acquired Fund pursuant to an Agreement and Plan of Reorganization, the form of which is included in the Form N-14 Registration Statement (the "Plan").

         We have, as counsel, participated in various business and other proceedings relating to the Trust. We have examined copies, either certified or otherwise proved to be genuine to our satisfaction, of the Trust's Declaration and By-Laws, and other documents relating to its organization, operation, and proposed operation, including the proposed Plan, and we have made such other investigations as, in our judgment, are necessary or appropriate to enable us to render the opinion expressed below.

         We are admitted to the Bars of The Commonwealth of Massachusetts and the District of Columbia and generally do not purport to be familiar with the laws of the State of Delaware. To the extent that conclusions based on the laws of the State of Delaware are involved in the opinion set forth herein below, we have relied, in rendering such opinions, upon our examination of Chapter 38 of Title 12 of the Delaware Code Annotated, as amended, entitled "Treatment of Delaware Statutory Trusts" (the "Delaware statutory trust law") and on our knowledge of interpretation of analogous common law of The Commonwealth of Massachusetts. Pursuant to the Delaware statutory trust law, business trusts, such as the Trust, formed under the Delaware statutory trust law prior to September 1, 2002 are deemed to be statutory trusts. Accordingly, we have used the term statutory trust throughout this opinion letter in describing the Trust.

         Based upon the foregoing, and assuming the approval by shareholders of the Acquired Fund of certain matters scheduled for their consideration at a meeting presently anticipated to be held on May 30, 2003, it is our opinion that the shares of the Fund currently being registered, when issued in accordance with the Plan and the Trust's Declaration and By-Laws, will be legally issued, fully paid and non-assessable by the Trust, subject to compliance with the 1933 Act, the Investment Company Act of 1940, as amended, and applicable state laws regulating the offer and sale of securities.

         We note that pursuant to Sections 4 and 5 of Article IV of the Trust's Declaration, the Trustees have the power to cause any shareholder or any shareholder of a particular series to pay directly, in advance or arrears, certain expenses of the Trust by setting off such expenses due from such shareholders from declared but unpaid dividends owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such charges due from such shareholder.

         We hereby consent to the filing of this opinion with and as a part of the Registration Statement on Form N-14 and to the reference to our firm under the caption "Legal Matters" in the Prospectus/Proxy Statement filed as part of the Registration Statement. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the 1933 Act or the rules and regulations promulgated thereunder.


                                    Very truly yours,

                                    /s/ SULLIVAN & WORCESTER LLP
                                    ----------------------------------------
                                    SULLIVAN & WORCESTER LLP

                        CONSENT OF INDEPENDENT AUDITORS

The Trustees and Shareholders
Evergreen Municipal Trust

We consent to the use of our report, dated October 4, 2002, incorporated by reference in this registration statement, relating to the financial statements of Evergreen Florida Municipal Bond Fund and Evergreen Florida High Income Municipal Bond Fund, each a series of Evergreen Municipal Trust, and to the reference to our firm under the caption "FINANCIAL STATEMENTS AND EXPERTS" in the Prospectus/Proxy Statement.


                                                     /s/ KPMG LLP


Boston, Massachusetts
February 24, 2003

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

          THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" EACH PROPOSAL.

                   PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN

                   YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

                  Please detach at perforation before mailing.

   - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                      EVERGREEN FLORIDA MUNICIPAL BOND FUND

                      A series of Evergreen Municipal Trust

                      PROXY FOR THE MEETING OF SHAREHOLDERS

                           TO BE HELD ON MAY 30, 2003


         The undersigned, revoking all Proxies heretofore given, hereby appoints Maureen E. Towle, Sally E. Ganem, Catherine E. Foley and Lloyd Lipsett or any of them as Proxies of the undersigned, with full power of substitution, to vote on behalf of the undersigned all shares of Evergreen Florida Municipal Bond Fund, a series of Evergreen Municipal Trust, ("Florida Municipal Bond Fund") that the undersigned is entitled to vote at the special meeting of shareholders of Florida Municipal Bond Fund to be held at 10:00 a.m. on May 30, 2003, at the offices of Evergreen funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116-5034 and at any adjournments thereof, as fully as the undersigned would be entitled to vote if personally present.

         NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

                              Date                 , 2003

                              ----------------------------------------

                              ----------------------------------------
                              Signature(s) and Title(s), if applicable

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -  - -

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN MUNICIPAL TRUST. THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSALS IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN MUNICIPAL TRUST RECOMMENDS A VOTE FOR THE PROPOSALS. PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.

DO NOT USE RED INK. EXAMPLE: X


         1. To approve an Agreement and Plan of Reorganization whereby Evergreen Florida High Income Municipal Bond Fund ("Florida High Income Municipal Bond Fund"), a series of Evergreen Municipal Trust will (i) acquire all of the assets of Evergreen Florida Municipal Bond Fund ("Florida Municipal Bond Fund") in exchange for shares of Florida High Income Municipal Bond Fund; and (ii) assume the identified liabilities of Florida Municipal Bond Fund, as substantially described in the accompanying Prospectus/Proxy Statement.

                   ---- FOR        ---- AGAINST      ---- ABSTAIN


         2. To consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof.

                   ---- FOR        ---- AGAINST      ---- ABSTAIN

                                            February 25, 2003



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Evergreen Municipal Trust (the "Trust")
         Evergreen Florida High Income Municipal Bond Fund
         Registration Statement on Form N-14AE

Ladies and Gentlemen:

         Pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14AE of Evergreen Municipal Trust (the "Trust"). This filing relates to the acquisition of the assets of Evergreen Florida Municipal Bond Fund, a series of the Trust, by and in exchange for shares of Evergreen Florida High Income Municipal Bond Fund, also a series of the Trust.

        This filing is being made pursuant to Rule 488 under the 1933 Act, and it is intended that the Registration Statement shall become effective on March 25, 2003, the 30th day after filing.

         Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3682.

                                         Very truly yours,

                                         /s/ Maureen E. Towle

                                         Maureen E. Towle

Enclosures

cc: David Mahaffey, Esq.